As filed with the Securities and Exchange Commission on May 2, 2011

File Nos. 811-22378

333-164298

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X	]
Pre-Effective Amendment No.		[	]
Post-Effective Amendment No.	4	[X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X	]

Amendment No.	7	[X	]

            (Check appropriate box or boxes)

DOUBLELINE FUNDS TRUST

(Exact name of Registrant as Specified in Charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of Principal Executive Offices)

(213) 633-8200

(Registrant’s Telephone Number, including Area Code)

Ronald R. Redell

President

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for Service)

With copies to:

Timothy W. Diggins	Elaine Richards
Ropes & Gray LLP	U.S. Bancorp Fund Services, LLC
One International Place	2020 E. Financial Way, Suite 100
Boston, MA 02110-2624	Glendora, CA 91741

As soon as practicable after this Registration Statement is declared effective.

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[X]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DoubleLine Funds

Prospectus

July     , 2011

DoubleLine Total Return Bond Fund

- Class I Shares — DBLTX

DoubleLine Core Fixed Income Fund

- Class I Shares — DBLFX

DoubleLine Emerging Markets Fixed Income Fund

- Class I Shares — DBLEX

DoubleLine Multi-Asset Growth Fund

- Class I Shares — DMLIX

This Prospectus tells you about the Class I shares of four separate investment funds, the DoubleLine Total Return Bond Fund, the DoubleLine Core Fixed Income Fund, the DoubleLine Emerging Markets Fixed Income Fund, and the DoubleLine Multi-Asset Growth Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a series of the DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”).

Please read this document carefully before investing, and keep it for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund Summary

DoubleLine Total Return Bond Fund

Investment Objective

The Fund’s investment objective is to seek to maximize total return.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	None
Exchange Fee	None
Account Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (including any sub-transfer agent accounting or administrative services)	0. %
Total Annual Fund Operating Expenses	0. %
Fee Waiver and/or Expense Reimbursement 1	(0. %	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%

[1]	DoubleLine Capital LP (the “Adviser”) has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the lesser of (a) 0.49% for the Class I shares and (b) the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, and any other extraordinary expense. This expense limitation will apply until at least July [__], 2012, except that it may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee or pays or reimburses the Fund for other expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, if the annual fund operating expense ratio of a class of shares falls below the expense limitation that was in place when the expenses were waived or reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year
3 Years
5 Years
10 Years

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period April 6, 2010 to March 31, 2011, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. “Bonds” include bonds, debt securities and other fixed income instruments issued by various governmental or private-sector entities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund intends to invest more than 50% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at time of investment Aa3 or higher by Moody’s or AA- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by the Adviser to be of comparable quality.

The Fund may invest in bonds that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Bonds rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The Adviser generally seeks to allocate high yield portfolio holdings broadly among different industries and issuers in an attempt to reduce the impact of negative events for a single industry or issuer. The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities.

In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio managers determine to take advantage of a better investment opportunity because the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or if they believe it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	debt securities risk:

¡	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

¡

interest rate risk: the risk that debt securities will decline in value because of increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

liquidity risk: the risk that low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices.

•

market risk: the risk that the overall market will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments.

•

litigation and investigation risk: the risk that pending litigation against the Trust and the Adviser and four employees of the Adviser (including a portfolio manager) or other proceedings could have a material adverse effect on shareholder returns or may be more expensive than anticipated, or impair the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities or sectors for investment.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so involve credit risk greater than investments in other types of U.S. Government securities.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” on page 19 of this Prospectus for a more detailed description of the risks of investing in the Fund.

Performance

Because the Fund commenced operations on April 6, 2010, total return information is not yet available for a full calendar year. Financial information for the Fund from April 6, 2010 through March 31, 2011 is available in the “Financial Highlights” section of this prospectus. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Investment Adviser

DoubleLine Capital LP (the “Adviser” or “DoubleLine”) is the investment adviser to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey E. Gundlach	Since the Fund’s inception in 2010	Chief Executive Officer
Philip A. Barach	Since the Fund’s inception in 2010	President

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 18 of this Prospectus.

Fund Summary

DoubleLine Core Fixed Income Fund

Investment Objective

The Fund’s investment objective is to seek to maximize current income and total return.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	None
Exchange Fee	None
Account Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (including any sub-transfer agent accounting or administrative services)	0.__%
Total Annual Fund Operating Expenses	0.__%
Fee Waiver and/or Expense Reimbursement 1	(0.__%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%

[1]	The Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the lesser of (a) 0.49% for the Class I shares and (b) the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, and any other extraordinary expense. This expense limitation will apply until at least July [__], 2012, except that it may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee or pays or reimburses the Fund for other expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, if the annual fund operating expense ratio of a class of shares falls below the expense limitation that was in place when the expenses were waived or reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year
3 Years
5 Years
10 Years

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period June 1, 2010 to March 31, 2011, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These “fixed income instruments” include but are not limited to securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations (including foreign hybrid securities); mortgage-backed securities; asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments; and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Fund may invest in fixed income instruments that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The Adviser generally seeks to allocate high yield portfolio holdings broadly among different industries and issuers in an attempt to reduce the impact of negative events for a single industry or issuer.

The Fund may invest up to 5% of its net assets in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. The Fund may invest a portion of its net assets in inverse floaters and interest-only and principal-only securities and a portion of its net assets in fixed income instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in “Emerging Market Countries.” An Emerging Market Country is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

In managing the Fund’s investments, under normal market conditions, the portfolio manager uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:

•	security selection within a given sector;

•	relative performance of the various market sectors;

•	the shape of the yield curve; and

•	fluctuations in the overall level of interest rates.

The portfolio manager also utilizes active asset allocation in managing the Fund’s investments and monitors the duration of the Fund’s portfolio securities to seek to mitigate the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio manager determines to take advantage of a better investment opportunity because the portfolio manager believes the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or the individual security has reached the portfolio manager’s sell target.

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	debt securities risk:

¡	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

¡

interest rate risk: the risk that debt securities will decline in value because of increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

liquidity risk: the risk that low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices.

•	market risk: the risk that the overall market will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments.

•

litigation and investigation risk: the risk that pending litigation against the Trust and the Adviser and four employees of the Adviser (including a portfolio manager) or other proceedings could have a material adverse effect on shareholder returns or may be more expensive than anticipated, or impair the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

foreign investing risk: the risk that the Fund’s investments will be affected by the market conditions, currencies, and the economic and political climates in the foreign countries in which the Fund invests.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of Emerging Market Countries as compared to developed countries.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities or sectors for investment.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so involve credit risk greater than investments in other types of U.S. Government securities.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” on page 19 of this Prospectus for a more detailed description of the risks of investing in the Fund.

Performance

Because the Fund commenced operations on June 1, 2010, total return information is not yet available for a full calendar year. Financial information for the Fund from June 1, 2010 through March 31, 2011 is available in the “Financial Highlights” section of this prospectus. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Investment Adviser

DoubleLine Capital LP is the investment adviser to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey E. Gundlach	Since the Fund’s inception in 2010	Chief Executive Officer

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 18 of this Prospectus.

Fund Summary

DoubleLine Emerging Markets Fixed Income Fund

Investment Objective

The Fund’s investment objective is to seek high total return from current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	None
Exchange Fee	None
Account Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (including any sub-transfer agent accounting or administrative services)	0. %
Total Annual Fund Operating Expenses	%
Fee Waiver and/or Expense Reimbursement 1	(0. %	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0. %

[1]	The Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, and any other extraordinary expense. This expense limitation will apply until at least July [__], 2012, except that it may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee or pays or reimburses the Fund for other expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, if the annual fund operating expense ratio of a class of shares falls below the expense limitation that was in place when the expenses were waived or reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year
3 Years
5 Years
10 Years

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period April 6, 2010 to March 31, 2011, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These “fixed income instruments” include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in Emerging Market Countries and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will generally invest in at least four Emerging Market Countries.

An “Emerging Market Country” is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

The Fund may invest in hybrid securities relating to Emerging Market Countries. The Fund may invest, without limitation, in fixed income instruments consisting of securities that at the time of investment are unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”.

The Fund may invest up to 20% of its net assets in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, the Fund may invest in defaulted sovereign investments where the portfolio manager believes the expected debt sustainability of the country exceeds current market valuations. The Fund may invest in derivatives, such as options, swaps (including credit default swaps), futures, structured investments, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility. The Fund is a nondiversified fund under the Investment Company Act of 1940, as amended (“1940 Act”) and is not subject to the general limitation that it not invest more than 5% of its total assets in a single issuer with respect to 75% of its total assets.

In allocating investments among various Emerging Market Countries, the portfolio manager attempts to analyze internal political, market and economic factors. These factors include:

•	public finances;

•	monetary policy;

•	external accounts;

•	financial markets;

•	foreign investment regulations;

•	stability of exchange rate policy; and

•	labor conditions.

In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio manager perceives deterioration in the credit fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the individual security has reached the portfolio manager’s sell target.

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of Emerging Market Countries as compared to developed countries.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

foreign investing risk: the risk that the Fund’s investments will be affected by the market conditions, currencies, and the economic and political climates in the foreign countries in which the Fund invests.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

•

non-diversification risk: the risk that, because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. A decline in the market value of one of the Fund’s investments may affect the Fund’s value more than if the Fund were a diversified fund.

•	debt securities risk:

¡	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

¡

interest rate risk: the risk that debt securities will decline in value because of increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices.

•

market risk: the risk that the overall market will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments.

•

litigation and investigation risk: the risk that pending litigation against the Trust and the Adviser and four employees of the Adviser (including a portfolio manager) or other proceedings could have a material adverse effect on shareholder returns or may be more expensive than anticipated, or impair the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities or sectors for investment.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” on page 19 of this Prospectus for a more detailed description of the risks of investing in the Fund.

Performance

Because the Fund commenced operations on April 6, 2010, total return information is not yet available for a full calendar year. Financial information for the Fund from April 6, 2010 through March 31, 2011 is available in the “Financial Highlights” section of this prospectus. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Investment Adviser

DoubleLine Capital LP is the investment adviser to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Luz M. Padilla	Since the Fund’s inception in 2010	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 18 of this Prospectus.

Fund Summary

DoubleLine Multi-Asset Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	1.00%
Exchange Fee	None
Account Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (including sub-transfer agent accounting or administrative services) [1]	0. %
Acquired Fund Fees and Expenses[1,2]	0. %
Total Annual Fund Operating Expenses	%
Fee Waiver and/or Expense Reimbursement [3]	(0. %	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1. %

[1]	Based on estimated amounts for the current fiscal year.

[2]

“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds and money market funds. Because these costs are indirect, the total operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.

[3]

The Adviser has contractually agreed to waive its investment advisory fee and to pay or reimburse the Fund for other ordinary expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.20% for Class I shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. This expense limitation will apply until at least July [__], 2012, except that it may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee or pays or reimburses the Fund for other expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, if the annual fund operating expense ratio of a class of shares falls below the expense limitation that was in place when the expenses were waived or reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower because this is a hypothetical example, based on these assumptions, your costs would be:

1 Year
3 Years

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period December 20, 2010 to March 31, 2011, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks long-term capital appreciation by actively allocating its assets across asset classes, market sectors, and specific investments. The Adviser allocates the Fund’s assets in response to changing market, economic, and political factors and events that the Fund’s portfolio managers believe may affect the value of the Fund’s investments. The Adviser will attempt to construct a portfolio with the potential for capital appreciation, but may also seek to control risk by active allocation among asset classes, market and economic sectors, and issuers. The Fund’s portfolio will be actively managed, and the allocation of the Fund’s assets to asset classes, market sectors, and issuers will change over time, sometimes rapidly.

The Fund’s principal investments may include:

Equity Investments — Equity securities, of any kind, of U.S. or foreign issuers of any size.

Debt obligations — Debt obligations, of any kind, of domestic or foreign private or governmental issuers. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in investments of any maturity and of any quality, and may invest without limit in securities rated below investment grade, sometimes referred to as “high yield” or “junk” bonds, and in unrated securities of any credit quality. When purchasing unrated securities for the Fund, the Adviser may assess such unrated securities as being of comparable ratings quality to other bonds and assign an internal credit rating to such unrated bonds.

Real Estate — Investments in real estate related securities, such as, for example, real estate investment trusts (“REITs”), real estate operating companies, brokers, developers, and builders; property management firms; and mortgage servicing firms.

Commodities — Investments intended to provide exposure to one or more physical commodities or commodities indices. Investments may include, by way of example, exchange-traded funds, futures contracts, options on futures contracts, and forward contracts, and securities designed to provide commodity-based exposures, and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals or other commodity-related investments.

Currencies — Investment positions in various foreign currencies, including actual holdings of those currencies, and forward, futures, swap, and option contracts with respect to foreign currencies.

Short-Term Investments — Short-term, high quality investments.

Although there is no limit on the amount of the Fund’s assets that may be invested in any particular asset class, the Adviser currently expects that the Fund will typically invest at least 20% of its assets in equity securities and other equity-related investments and 20% of its assets in debt obligations and short-term investments; the Fund may invest less than these amounts at any time if the Adviser believes it may be in the Fund’s best interest to do so.

The Fund may make any investment or use any investment strategy consistent with applicable law. The Fund may engage in short sales, either to earn additional return or to hedge existing investments. The Fund may enter into derivatives transactions of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may use derivatives transactions with the purpose or effect of creating investment leverage. Although the Fund reserves the right to invest in derivatives of any kind, it currently expects that it may use the following types of derivatives: futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, commodities or other indicators of value.

The Fund may invest directly in securities or other instruments selected by the Adviser. The Fund may also invest some or all of its assets in other investment companies or pools, including, for example, other open-end or closed-end investment companies, exchange-traded funds, and domestic or foreign private investment vehicles (such as “hedge funds”). The Fund may invest in other investment companies or private investment vehicles managed by the Adviser, to the extent permitted by applicable law.

The Fund is registered as a non-diversified investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest in the securities of a smaller number of issuers than a diversified company. There is no limit on the amount of the Fund’s assets that may be allocated to one or more specific asset classes or market sectors. The Fund may invest without limit in obligations of issuers in any country or group of countries, including “emerging market” countries.

The Adviser may sell investments when it believes they no longer offer attractive potential future returns compared to other investment opportunities or they present undesirable risks, or in order to limit losses on securities that have declined in value.

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

affiliated fund risk: the risk that the Adviser may be subject to a potential conflict of interest in determining whether to invest in an underlying fund managed by the Adviser or in a fund managed by an unaffiliated manager, and may have an economic or other incentive to select the fund managed by it over another fund.

•

asset allocation risk: the risk that the Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and underlying funds and that such allocation will focus on asset classes, underlying funds, or investments that perform poorly or underperform other asset classes, underlying funds, or available investments.

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•

commodities risk: the risk that the value of the Fund’s shares may be affected by changes in the values of one or more commodities, which may be extremely volatile and difficult to value, risk of possible illiquidity, and the risks and costs associated with delivery, storage, and maintenance of precious metals or minerals or other commodity-related investments.

•	debt securities risk:

¡	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

¡

interest rate risk: the risk that debt securities will decline in value because of increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political, and social instability of emerging market countries as compared to developed countries.

•	equity issuer risk: the risk that the value of a company’s stock will decline in value in response to factors affecting that company, that company’s industry, or the market generally.

•

exchange-traded note risk: the risk that the level of the particular market benchmark or strategy to which the note’s return is linked will fall in value; exchange-traded notes are subject to credit risk generally to the same extent as debt securities.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

foreign investing risk: the risk that the Fund’s investments will be affected by the market conditions, currencies, and the economic and political climates in the foreign countries in which the Fund invests.

•

inflation-indexed bond risk: the risk that such bonds will change in value in response to changes in actual or anticipated changes in inflation rates, in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risk generally to the same extent as other similar debt securities.

•

investment company and exchange traded fund risk: the risk that an investment company, including any exchange-traded fund (“ETF”), in which the Fund invests will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

limited operating history risk: the risk that a newly formed fund has a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

•

leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•

liquidity risk: the risk that low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices.

•

litigation and investigation risk: the risk that pending litigation against the Trust and the Adviser and four employees of the Adviser (including a portfolio manager) or other proceedings could have a material adverse effect on shareholder returns or may be more expensive than anticipated, or impair the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Fund.

•

market capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect the Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.

•

market risk: the risk that the overall market will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments.

•

mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

non-diversification risk: the risk that, because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. A decline in the market value of one of the Fund’s investments may affect the Fund’s value more than if the Fund were a diversified fund.

•

portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•

portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable short-term capital gains to investors as compared to a fund that trades less frequently.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

real estate risk: the risk that real estate related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform other funds investing in similar asset classes or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities or sectors for investment.

•	short sales risk: the risk that a security the Fund has sold short increases in value.

•

tax risk: in order to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (“Code”), the Fund must meet requirements regarding, among other things, the source of its income. It is possible that certain of the Fund’s investments in commodity-linked derivatives will not give rise to “qualifying income” for this purpose. Any income the Fund derives from investments in instruments that do not generate “qualifying income” must be limited to a maximum of 10% of the Fund’s annual gross income. If the Fund were to earn non-qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.

•

U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so involve credit risk greater than investments in other types of U.S. Government securities.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” on page 19 of this Prospectus for a more detailed description of the risks of investing in the Fund.

Performance

Because the Fund commenced operations on December 20, 2010, total return information is not yet available for a full calendar year. Financial information for the Fund from December 20, 2010 through March 31, 2011 is available in the “Financial Highlights” section of this prospectus. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Investment Adviser

DoubleLine Capital LP is the investment adviser to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey E. Gundlach	Since the Fund’s inception in 2010	Chief Executive Officer
Bonnie Baha	Since the Fund’s inception in 2010	Portfolio Manager
Samuel Garza	Since the Fund’s inception in 2010	Portfolio Manager
Luz M. Padilla	Since the Fund’s inception in 2010	Managing Director
Jeffrey J. Sherman	Since the Fund’s inception in 2010	Portfolio Manager

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 18 of this Prospectus.

Summary of Other Important Information

Regarding Fund Shares

Purchase and Sale of Class I Shares

You may purchase or redeem Class I shares on any business day by written request via mail (DoubleLine Funds Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 877-DLine11 (877-354-6311), or through authorized dealers, brokers, or other service providers (“financial intermediaries”). Purchases and redemptions by telephone are only permitted if you previously submitted appropriate authorization. The minimum initial and subsequent investment amounts for different types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investments*
Regular	$100,000	$500
Individual Retirement Account	$5,000	$250

*	A $100 minimum subsequent purchase amount applies for automatic investment plans.

The minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. Certain financial intermediaries also may have investment minimums, which may differ from the Funds’ minimums, and may be waived at the intermediaries’ discretion. The Trust reserves the right to change or waive the minimum initial and subsequent investment amounts without prior notice or to waive the minimum investment amounts for certain intermediaries or individual investors in its discretion.

Tax Information

The Funds’ distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. If you invest in such tax-advantaged arrangements, you may be taxed later upon withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Class I shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser and the

Fund’s distributor or any of their affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend a Fund over another investment. Ask your individual salesperson or visit your financial intermediary’s website for more information.

Additional Information About

Principal Investment Strategies and Principal Risks

Investment Objectives

Each Fund’s investment objective described in the respective Summary Sections is “non-fundamental,” which means each Fund may change its investment objective without shareholder approval.

Principal Investment Strategies

DoubleLine Total Return Bond Fund

Under normal circumstances, the DoubleLine Total Return Bond Fund (for purposes of this section, the “Fund”) intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. “Bonds” include bonds, debt securities and other fixed income instruments issued by various governmental or private-sector entities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Generally, bonds consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an “IOU” rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.

The Fund intends to invest more than 50% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations (a “Federal Agency”), or in privately issued mortgage-backed securities rated at time of investment Aa3 or higher by Moody’s or AA- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by the Adviser to be of comparable quality. Generally, mortgage-backed securities consist of government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters.

The Fund may invest in bonds that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Bonds rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The Adviser generally seeks to allocate high yield portfolio holdings broadly among different industries and issuers in an attempt to reduce the impact of negative events for a single industry or issuer.

High yield securities or “junk bonds” can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals.

Investment in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation.

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. Inverse floaters are a type of mortgage-backed security with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the 11th District Cost of Funds Index. Holders of interest-only securities are entitled to receive only the interest on the underlying mortgage assets but none of the principal, while holders of principal-only securities are entitled to receive all of the principal but none of the interest on the underlying mortgage assets.

In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio managers determine to take advantage of a better investment opportunity because the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or if they believe it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Principal Risks. The Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order) the following:

• Asset-Backed Securities Risk • Debt Securities Risk • Derivatives Risk • Financial Services Risk • Junk Bond Risk • Liquidity Risk	• Litigation and Investigation Risk • Market Risk • Mortgage-Backed Securities Risk • Portfolio Management Risk • Price Volatility Risk	• Reliance on the Adviser • Securities or Sector Selection Risk • U.S. Government Securities Risk

DoubleLine Core Fixed Income Fund

Under normal circumstances, the DoubleLine Core Fixed Income Fund (for purposes of this section, the “Fund”) intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These “fixed income instruments” include but are not limited to securities issued or guaranteed by the United States Government or a Federal Agency; corporate obligations (including foreign hybrid securities); mortgage-backed securities; asset-backed securities; foreign securities (corporate and government); emerging market securities

(corporate and government); bank loans and assignments; and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Generally, fixed income instruments consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an “IOU” rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.

Generally, mortgage-backed securities consist of government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Various types of assets, primarily automobile and credit cards receivables, are securitized in pass-through structures similar to mortgage pass-through structures.

The Fund may invest in fixed income instruments that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The Adviser generally seeks to allocate high yield portfolio holdings broadly among different industries and issuers in an attempt to reduce the impact of negative events for a single industry or issuer.

High yield securities or “junk bonds” can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals.

Investment in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation.

The Fund may invest up to 5% of its net assets in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. Inverse floaters are a type of mortgage-backed security with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the 11th District Cost of Funds Index. Holders of interest-only securities are entitled to receive only the interest on the underlying mortgage assets but none of the principal, while holders of principal-only securities are entitled to receive all of the principal but none of the interest on the underlying mortgage assets.

The Fund may invest a portion of its net assets in fixed income instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in Emerging Market Countries. An Emerging Market Country is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

A third party or the Adviser may create a hybrid security by combining an income-producing debt security and the right to receive payment based on the change in the price of an equity security. The “market value” of a hybrid security is the sum of the values of its income-producing component and its equity component.

In managing the Fund’s investments, under normal market conditions, the portfolio manager uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:

•	security selection within a given sector;

•	relative performance of the various market sectors;

•	the shape of the yield curve; and

•	fluctuations in the overall level of interest rates.

The portfolio manager also utilizes active asset allocation in managing the Fund’s investments and monitor the duration of the Fund’s portfolio securities to seek to mitigate the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio manager determines to take advantage of a better investment opportunity because the portfolio manager believes the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or the individual security has reached the portfolio manager’s sell target.

Principal Risks. The Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order) the following:

• Asset-Backed Securities Risk • Debt Securities Risk • Defaulted Securities Risk • Derivatives Risk • Emerging Market Country Risk • Financial Services Risk • Foreign Currency Risk	• Foreign Investing Risk • Junk Bond Risk • Liquidity Risk • Litigation and Investigation Risk • Market Risk • Mortgage-Backed Securities Risk • Portfolio Management Risk	• Price Volatility Risk • Reliance on the Adviser • Securities or Sector Selection Risk • U.S. Government Securities Risk

DoubleLine Emerging Markets Fixed Income Fund

Under normal circumstances, the DoubleLine Emerging Markets Fixed Income Fund (for purposes of this section, the “Fund”) intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These “fixed income instruments” include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in Emerging Market Countries and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Generally, fixed income instruments consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an “IOU” rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.

An Emerging Market Country is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

The Fund will generally invest in at least four Emerging Market Countries. In allocating investments among various Emerging Market Countries, the portfolio manager attempts to analyze internal political, market and economic factors. These factors include:

•	public finances;

•	monetary policy;

•	external accounts;

•	financial markets;

•	foreign investment regulations;

•	stability of exchange rate policy; and

•	labor conditions.

The Fund may invest in hybrid securities relating to Emerging Market Countries. A third party or the Adviser may create a hybrid security by combining an income-producing debt security and the right to receive payment based on the change in the price of an equity security. The “market value” of a hybrid security is the sum of the values of its income-producing component and its equity component.

The Fund may invest, without limitation, in fixed income instruments consisting of securities that at the time of investment are unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. High yield securities or “junk bonds” can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals.

The Fund may invest up to 20% of its net assets in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, the Fund may invest in defaulted sovereign investments where the portfolio manager believes the expected debt sustainability of the country exceeds current market valuations. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest in derivatives, such as options, swaps (including credit default swaps), futures, structured investments, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation.

The Fund is a nondiversified fund under the 1940 Act and is not subject to the general limitation that it not invest more than 5% of its total assets in a particular issuer with respect to 75% of its total assets.

In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio manager perceives deterioration in the credit fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the individual security has reached the portfolio manager’s sell target.

Principal Risks. The Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order) the following:

• Debt Securities Risk • Defaulted Securities Risk • Derivatives Risk • Emerging Market Country Risk • Financial Services Risk • Foreign Currency Risk • Foreign Investing Risk	• Junk Bond Risk • Liquidity Risk • Litigation and Investigation Risk • Market Risk • Non-Diversification Risk • Portfolio Management Risk • Price Volatility Risk	• Reliance on the Adviser • Securities or Sector Selection Risk

DoubleLine Multi-Asset Growth Fund

The DoubleLine Multi-Asset Growth Fund (for purposes of this section, the “Fund”) seeks long-term capital appreciation by actively allocating its assets across asset classes, market sectors, and specific investments. The Adviser allocates the Fund’s investments in response to changing market, economic, and political factors and events that the Fund’s portfolio managers believe may affect the value of the Fund’s investments. The Adviser will attempt to construct a portfolio with the potential for capital appreciation, but may also seek to control risk by active allocation among asset classes, market and economic sectors, and issuers. The Fund’s portfolio will be actively managed, and the allocation of the Fund’s assets to asset classes, market sectors, and issuers will change over time, sometimes rapidly.

The Fund’s principal investments may include:

Equity Investments — Equity securities, of U.S. or foreign issuers of any size. Equity securities include common stocks, preferred stocks, and securities convertible into common or preferred stocks, and options and warrants to purchase common or preferred stocks.

Debt obligations — Debt obligations of any kind, including, by way of example, U.S. and foreign corporate investment-grade securities; U.S. Government securities and securities of foreign governments and supranational entities; U.S. and foreign below investment-grade bonds; mortgage-backed and other asset-backed securities; obligations of international agencies or supranational entities; debt securities convertible into equity securities; inflation-indexed bonds; structured notes, including hybrid or “indexed” securities, event-linked bonds, and loan participations; delayed funding loans and revolving credit facilities; and cash instruments. The Fund may invest in convertible securities and warrants. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in investments of any maturity. The Fund may invest in securities of any quality, and may invest without limit in securities rated below investment grade, sometimes referred to as “high yield” or “junk” bonds. An investment will be considered to be below investment grade if it is rated Ba1 or lower by Moody’s Investors Service, Inc. and BB+ or lower by Standard & Poor’s Ratings Group. The Fund also may invest in unrated securities of any credit quality. When purchasing unrated securities for the Fund, the Adviser may assess such unrated securities as being of comparable ratings quality to other bonds and assign an internal credit rating to such unrated bonds. Fixed income securities in which the Fund invests may include securities that pay interest at fixed rates or at floating or variable rates; payments of principal or interest may be made at fixed intervals or only at maturity or upon the occurrence of stated events or contingencies.

Real Estate — Investments in real estate related securities, such as REITs (equity REITs or mortgage REITs), real estate operating companies, brokers, developers, and builders of residential, commercial, and industrial properties; property management firms; finance, mortgage, and mortgage servicing firms; construction supply and equipment manufacturing companies; and firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

Commodities — Investments intended to provide exposure to one or more physical commodities or securities indices. Investments may include, by way of example, ETFs, futures contracts, options on futures contracts, forward contracts, securities designed to provide commodity-based exposures, and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals or other commodity-related investments.

Currencies — Investment positions in various foreign currencies, including actual holdings of those currencies, and forward, futures, swap, and option contracts with respect to foreign currencies.

Short-Term Investments — Short-term, high quality investments, including, for example, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments.

Although there is no limit on the amount of the Fund’s assets that may be invested in any particular asset class, the Adviser currently expects that the Fund will typically invest at least 20% of its assets in equity securities and other equity-related investments and 20% of its assets in debt obligations and short-term investments; the Fund may invest less than these amounts at any time if the Adviser believes it may be in the Fund’s best interest to do so.

The Fund may make any investment or use any investment strategy consistent with applicable law. The Fund may engage in short sales, either to earn additional return or to hedge existing investments. The Fund may enter into derivatives transactions of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may use derivatives transactions with the purpose or effect of creating investment leverage. Although the Fund reserves the right to invest in derivatives of any kind, it currently expects that it may use the following types of derivatives: futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, commodities or other indicators of value. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, and in some cases the risks of leverage, described in this Prospectus and in the Fund’s Statement of Additional Information (“SAI”)

The Fund may invest directly in securities or other instruments selected by the Adviser. The Fund may also invest some or all of its assets in other investment companies or pools, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles (such as “hedge funds”). The amount of the Fund’s investment in certain investment companies or investment pools may be limited by law or by tax considerations.

The Fund may invest in other investment companies or private investment vehicles managed by the Adviser or affiliates of the Adviser, including other DoubleLine Funds, to the extent permitted by applicable law. Investing in such vehicles involves potential conflicts of interest. For example, the Adviser or its affiliates may receive fees based on the amount of assets invested in those vehicles, which fees may be higher than the fees the Adviser receives for managing the Fund. Investment by the Fund in those other vehicles may be beneficial in the management of those other vehicles, by helping to achieve economies of scale or enhancing cash flows. The Adviser may have an incentive to delay selling or redeeming the Fund’s investment in an affiliated vehicle in order to minimize any adverse effect on that other vehicle. These and other factors may give the Adviser an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund. To reduce this potential conflict of interest, the Adviser has agreed to reduce its advisory fee to the extent of advisory fees paid to the Adviser or its affiliates by other investment vehicles in respect of assets of the Fund invested in those vehicles.

The Fund is registered as a non-diversified investment company as defined in the 1940 Act and may invest in the securities of fewer issuers than a diversified company. There is no limit on the amount of the Fund’s assets that may be allocated to one or more specific asset classes or market sectors. The Fund may invest without limit in obligations of issuers in any country or group of countries, including “emerging market” countries. The amount of the Fund’s investment in a particular asset class, or the types of investments it may make in a particular asset class, may be limited by tax considerations or limitations imposed by federal securities laws.

The Adviser may sell investments when it believes they no longer offer attractive potential future returns compared to other investment opportunities or they present undesirable risks, or in order to limit losses on securities that have declined in value.

Under normal market conditions, the Fund seeks to remain as fully invested as reasonably practicable and to minimize its cash holdings. However, at times, the Adviser may judge that market conditions may make pursuing the Fund’s investment strategies inconsistent with the best interests of its shareholders. The Adviser then may temporarily use alternative strategies that are mainly designed to limit the Fund’s losses. In implementing these strategies, the Fund may invest primarily in, among other things, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities the Adviser considers consistent with such defensive strategies. During this period, the Fund may not achieve its investment objective.

The Adviser may engage in active and frequent trading of the Fund’s portfolio investments. To the extent that it does so, the Fund may incur greater transaction costs and may make greater distributions of income and gains, which will be taxable to shareholders who do not hold their shares through a tax-advantaged or tax-deferred account.

All percentage limitations on investments will apply only at the time of an investment to which the policy or restriction is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s restrictions and policies.

Principal Risks. The Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order) the following:

• Affiliated Fund Risk

• Asset Allocation Risk

• Asset-Backed Securities Risk

• Commodities Risk

• Debt Securities Risk Derivatives Risk

• Emerging Market Country Risk

• Equity Issuer Risk

• Exchange-Traded Note Risk

• Financial Services Risk

• Foreign Currency Risk

• Foreign Investing Risk

• Inflation-Indexed Bond Risk

• Junk Bond Risk

• Investment Company and Exchange-Traded Fund Risk

• Leveraging Risk

• Limited Operating History Risk

• Liquidity Risk

• Litigation and Investigation Risk

• Market Capitalization Risk

• Market Risk

• Mortgage-Backed Securities Risk

• Non-Diversification Risk

• Portfolio
Management Risk

• Portfolio Turnover
Risk

• Price Volatility
Risk

• Real Estate Risk

• Reliance on the
Adviser Securities
or Sector
Selection Risk

• Short Sale Risk

• Tax Risk

• U.S. Government
Securities Risk

Principal Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment may earn for you — and the more you can lose. Since the Funds will hold securities with fluctuating market prices, the value of each Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in a Fund could go down as well as up. You can lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Each Fund is affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Adviser makes with respect to the investments of the Funds will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others.

Debt Securities Risks

Debt securities are subject to various risks. Debt securities are subject to, among others, credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument.

Credit risk: refers to the risk that an issuer will default in the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by ratings agencies may be subject to downgrade. Ratings are only opinions of the agencies issuing them and are not guarantees as to quality.

Interest rate risk: refers to the risk that the values of debt instruments held by the Fund will fall in response to increases in interest rates. In general, the values of debt securities fall in response to increases in interest rates, and rise in response to decreases in interest rates. The value of a security with a longer duration will be more sensitive to increases in interest rates than a similar security with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the price of a bond fund with an average duration of eight years would generally be expected to fall approximately 8% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are extremely sensitive to interest rate changes. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Price Volatility Risk

The value of a Fund’s investment portfolio will change as the prices of its investments go up or down. Different parts of the market and different types of debt securities can react differently to developments. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region or market as a whole. Prices of most securities tend to be more volatile in the short-term. Therefore, if you trade frequently or redeem in the short-term, you are more likely to incur a loss than an investor who holds investments for the longer-term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio.

Liquidity Risk

Liquidity risk is the risk that a Fund may invest in securities that trade in lower volumes and may be less liquid than other investments or that a Fund’s investments may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold, a Fund may have to sell at a lower price than the price at which a Fund is carrying the investments or may not be able to sell the investments at all, each of which would have a negative affect on a Fund’s performance. If another fund or investment pool in which a Fund invests is not publicly offered or there is no public market for its shares or accepts investments subject to certain legal restrictions, such as “lock-up periods” implemented by private funds, a Fund may be prohibited by the terms of its investment from selling or redeeming its shares in the fund or pool, or may not be able to find a buyer for those shares at an acceptable price.

Market Risk

Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Instability in the financial markets in recent years has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the securities in which a Fund invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund or the Adviser is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Junk Bond Risk

Fixed income instruments rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities.

Derivatives Risk

A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates, or indexes. These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments. A Fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Adviser. A Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to such a derivative instrument becomes insolvent, a Fund will lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom. Derivatives transactions can create investment leverage and may be highly volatile, and a Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

A Fund may use derivatives to create investment leverage, and a Fund’s use of derivatives may otherwise cause its portfolio to be leveraged. Leverage increases a Fund’s portfolio losses when the value of its investments declines. Since many derivatives involve leverage, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

When a Fund enters into a derivatives transaction as a substitute for or alternative to a direct cash investment, that Fund is exposed to the risk that the derivative transaction may not provide a return that corresponds precisely with that of the underlying investment. It is possible that, when a Fund uses a derivative for hedging purposes, the derivative will not in fact provide the anticipated protection, and the Fund could lose money on both the derivative transaction and the exposure the Fund sought to hedge. No assurance can be given that a particular derivative position will be available when sought by the Adviser. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Certain derivatives may create a risk of loss greater than the amount invested.

Litigation and Investigation Risk

Trust Company of the West has commenced litigation against the Trust, the Adviser, and four employees of the Adviser. The four employees (including Jeffrey Gundlach) are former employees of Trust Company of the West or its affiliates. The suit against the Adviser and the defendant employees alleges, among other things, misappropriation of confidential and proprietary information. The lawsuit against the Adviser and defendant employees seeks, among other things, damages in excess of $200 million and a constructive trust on the limited partnership interests of the Adviser in favor of Trust Company of the West. The lawsuit against the Trust contains allegations that are substantially similar to the allegations in the litigation against the Adviser and the employees and include, among other things, claims that the Trust aided and abetted, and conspired with, the Adviser and the employees to misappropriate Trust Company of the West trade secrets. Trust Company of the West seeks a variety of remedies against the Trust, including compensatory damages for lost profits; disgorgement of certain management fees and any carried interest obtained or retained by the Trust; punitive damages; and certain injunctive relief. There can be no assurances as to the outcome of any litigation. The remedies sought by Trust Company of the West in its litigation against the Trust, if granted, could have a material adverse effect on shareholder returns for the Funds.

Trust Company of the West raised a fund under the U.S. Treasury’s Legacy Securities Public Private Investment Program (the “PPIP”) in the fall of 2009 to be managed by Mr. Gundlach, as key person, and announced in January 2010, subsequent to the termination of Mr. Gundlach, that it had voluntarily withdrawn the fund from the PPIP and would conduct an orderly liquidation of the fund. The Adviser has advised the Trust that employees and former employees of the Adviser have been interviewed by representatives of the Special Inspector General of the Troubled Asset Relief Program, and by the office of the United States Attorney for the Southern District of New York, in connection with the PPIP and in connection with the same allegations of misappropriation of proprietary information made by Trust Company of the West in its litigation against the Adviser. The Adviser understands that the inquiry stems at least in part from a federal grand jury inquiry. The Adviser has informed the Trust that it has cooperated with the inquiry and has voluntarily produced documents. The Trust and the Funds are not involved in any of these inquiries.

Litigation and investigation and defense of any governmental inquiry or investigation can be expensive and time consuming, and their results can be unpredictable. There can be no assurances as to the outcome of these matters. The litigation and any governmental inquiry or investigation could consume a material amount of the Adviser’s resources thereby potentially impairing the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds. In the event of an adverse outcome or if expenses of the litigation and related matters are greater than anticipated, the Adviser’s ability to manage the Funds may be materially impaired, and shareholders, or the viability of the Funds, could be adversely affected.

For additional information, please see “Legal Proceedings” at page 35 of this Prospectus.

Reliance on the Adviser

Each Fund’s ability to achieve its investment objective is dependent upon the Adviser’s ability to identify profitable investment opportunities for the Fund. While the portfolio managers of the Funds have considerable experience in managing other portfolios with investment objectives, policies and strategies that are similar and intend to use similar analytical methods to identify potential investments for the Funds, the past experience of the portfolio managers does not guarantee future results for the Adviser.

Financial Services Risk

The financial services industry is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial services industry depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. The financial services industry is exposed to risks that may impact the value of investments in the industry more severely than investments outside the industry. Businesses in the financial services industry often operate with substantial financial leverage.

Securities or Sector Selection Risk

The risk that the securities held by a Fund will underperform other funds investing in similar asset classes or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities or sectors for investment.

Portfolio Management Risk

Portfolio management risk is the risk that an investment strategy may fail to produce the intended results. There can be no assurance that a Fund will achieve its investment objective. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the securities a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in a Fund.

Mortgage-Backed Securities Risks

Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders and involve, among others, the following risks:.

Credit and Market Risks of Mortgage-Backed Securities. Investments by a Fund in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to a Fund as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless.

Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have more moderate changes in price when interest rates rise or fall, but their current yield will be affected. The Funds may also purchase securities that are not guaranteed. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgage carries, the default and delinquency rate of the mortgage pool, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization or undercollateralization of a mortgage pool.

Ongoing developments in the residential mortgage market may have additional consequences to mortgage-backed securities. Delinquencies and losses generally have been increasing with respect to securitizations involving residential mortgage loans and may continue to increase as a result of the weakening housing market and the seasoning of securitized pools of mortgage loans. Many so-called “sub-prime” mortgage pools are currently distressed and may be trading at significant discounts to their face value.

Additionally, mortgage lenders recently have adjusted their loan programs and underwriting standards, which has reduced the availability of mortgage credit to prospective mortgagors. This has resulted in reduced availability of financing alternatives for mortgagors seeking to refinance their mortgage loans. The reduced availability of refinancing options for mortgagors has resulted in higher rates of delinquencies, defaults and losses on mortgage loans, particularly in the case of, but not limited to, mortgagors with adjustable rate mortgage loans or interest-only mortgage loans that experience significant increases in their monthly payments following the adjustment date or the end of the interest-only period (see “Adjustable Rate Mortgages” below for further discussion of adjustable rate mortgage risks). These events, alone or in combination with each other and with deteriorating economic conditions in the general economy, may continue to contribute to higher delinquency and default rates on mortgage loans. The tighter underwriting guidelines for residential mortgage loans, together with lower levels of home sales and reduced refinance activity, also may have contributed to a reduction in the prepayment rate for mortgage loans generally and this may continue.

The United States government conservatorship of Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Corporation (“Fannie Mae”) in September 2008 may adversely affect the real estate market and the value of real estate assets generally. It is unclear at this time what the ultimate impact will be.

The Federal Housing Finance Agent (“FHFA”), as conservator or receiver of Fannie Mae and Freddie Mac, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. In the event the guaranty obligations of Fannie Mae or Freddie Mac are repudiated, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and historically have paid them off sooner. When a prepayment happens, a portion of the mortgage-backed security which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-backed securities. This is known as prepayment risk. Mortgage-backed securities are also subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Liquidity Risk of Mortgage-Backed Securities. The liquidity of mortgage-backed securities varies by type of security; at certain times a Fund may encounter difficulty in disposing of such investments. Because mortgage-backed securities may be less liquid than other securities, a Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

Collateralized Mortgage Obligations. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, 2007, 2008 and 2009, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Adjustable Rate Mortgages. Adjustable Rate Mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

In addition, certain ARMs may provide for an initial fixed, below-market or “teaser” interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the “teaser” rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities.

Inverse Floater, Interest and Principal Only Securities Risk. One type of stripped mortgage-backed security pays to one class all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. A Fund may invest in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Asset-Backed Securities Investment Risk

Asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. In a period of declining interest rates, a Fund may be required to reinvest more frequent prepayments on asset-backed investments in lower-yielding investments. Asset-backed securities in which a Fund invests may have underlying assets that include motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. There is a risk that borrowers may default on their obligations in respect of those underlying obligations. Certain assets underlying asset-backed securities are subject to prepayment, which may reduce the overall return to asset-backed security holders. Holders may also experience delays in payment on the securities if the full amounts due on underlying sales contracts or receivables are not realized by a trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of underlying assets. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment as are some mortgage-backed securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to a Fund. It is possible that many or all asset-backed securities will fall out of favor at any time or over time with investors, affecting adversely the values and liquidity of the securities.

Foreign Investing Risk

Investments in foreign securities may involve greater risks than investments in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, corporate insiders and listed companies than does the U.S. and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as a Fund. Political or social instability, civil unrest and acts of terrorism are other potential risks that could impact an investment in a foreign security. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S. which could affect the liquidity of a Fund’s portfolio.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and a Fund may hold various foreign currencies from time to time, the value of a Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates.

Emerging Market Country Risk

Investing in emerging market countries involves substantial risk due to limited information; higher brokerage costs; different accounting standards; thinner trading markets as compared to those in developed countries; currency blockages or transfer restrictions; and expropriation, nationalization or other adverse political economic developments.

Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of developed countries. Some of these countries have in the past failed to recognize private property rights and have nationalized or expropriated the assets of private companies.

The securities markets of emerging market countries may be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. and other developed nations. The limited size of many securities markets in emerging market countries and limited trading volume in issuers compared to the volume in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons other than factors that affect the quality of the securities. In addition, emerging market countries’ exchanges and broker-dealers may generally be subject to less regulation than their counterparts in developed countries. Brokerage commissions and dealer mark-ups, custodial expenses and other transaction costs are generally higher in emerging market countries than in developed countries. As a result, funds that invest in emerging market countries have operating expenses that are higher than funds investing in other securities markets.

Some emerging market countries have a greater degree of economic, political and social instability than the U.S. and other developed countries. Such social, political and economic instability could disrupt the financial markets in which a Fund invests and adversely affect the value of its investment portfolio.

Currencies of emerging market countries have sometimes experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. A devaluation of the currency in which investment portfolio securities are denominated will negatively impact the value of those securities. Emerging market countries have and may in the future impose foreign currency controls and repatriation controls.

Defaulted Securities Risk

The DoubleLine Core Fixed Income Fund and DoubleLine Emerging Markets Fixed Income Fund may invest in securities in default. Defaulted securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in Emerging Market Countries are different than those in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

Non-Diversification Risk

A non-diversified Fund may invest its assets in a smaller number of issuers than may a diversified mutual fund. These Funds may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund investing in a broader range of issuers. A decline in the market value of one of the Fund’s investments may affect the Fund’s value more than if the Fund were a diversified fund.

Affiliated Fund Risk

Investing in other investment companies or private investment vehicles managed by the Adviser or affiliates of the Adviser, including other DoubleLine Funds involves potential conflicts of interest. For example, the Adviser or its affiliates may receive fees based on the amount of assets invested in those vehicles, which fees may be higher than the fees the Adviser receives for managing the Fund. Investment by the Fund in those other vehicles may be beneficial in the management of those other vehicles, by helping to achieve economies of scale or enhancing cash flows. The Adviser may have an incentive to delay selling or redeeming the Fund’s investment in an affiliated vehicle in order to minimize any adverse effect on that other vehicle. These and other factors may give the Adviser an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund. To reduce this potential conflict of interest, the Adviser has agreed to reduce its advisory fee to the extent of advisory fees paid to the Adviser or its affiliates by other investment vehicles in respect of assets of the Fund invested in those vehicles.

Asset Allocation Risk

A Fund’s investment performance may depend, at least in part, on how its assets are allocated and reallocated among the asset classes and underlying funds in which it invests according to the Fund’s asset allocation targets and ranges. It is possible that the Adviser will focus on asset classes, underlying funds, or investments that perform poorly or underperform other asset classes, underlying funds, or available investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions. Although the Fund will attempt to invest in a number of different asset classes, to the extent that the Fund invests a significant portion of its assets in a single or limited number of asset classes, underlying funds, or investments, it will be particularly sensitive to the risks associated with the asset classes, funds, or investments in which it concentrates.

Commodities Risk

A Fund may directly or indirectly have exposure to global commodity markets or particular commodities (such as precious metals or natural gas). Therefore, the value of its shares is affected by factors particular to the commodity markets. Commodity prices can be extremely volatile and are affected by a wide range of factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political, and economic developments (for example, regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. A Fund may from time to time invest in one or more subsidiaries organized outside the United States that invest directly or indirectly in precious metals or minerals or other commodity-related investments. The value of a Fund’s investment in a subsidiary may be adversely impacted by the risks associated with delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations of precious metals or minerals or other commodity-related investments as well as by custody and transaction costs associated with a subsidiary’s investment in precious metals or minerals or other commodity-related investments. Any such subsidiary will not be registered under the 1940 Act, and will not be subject to all the investor protections of the 1940 Act.

Equity Issuer Risk

The market prices of equity securities may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general market conditions that are not specially related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The values of equity securities paying dividends at high rates may be more sensitive to change in interest rates than are other equity securities. A Fund may continue to accept new subscriptions and to make additional investment in equity securities even under general market conditions that the fund’s portfolio managers view as unfavorable for equity securities.

Exchange-Traded Note Risk

Exchange-traded notes (“ETNs”) are securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (for example, the New York Stock Exchange (the “NYSE”)) At maturity, the issuer pays to the investor cash equal to the principal amount, subject to adjustment based on changes to a market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply, and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in an ETN, it will bear its proportionate share of any fees and expenses borne by the ETN. There may be times when an ETN trades at a premium or discount to its market benchmark or strategy.

Foreign Currency Risk

Currency risk is the risk that fluctuations in exchange rates may adversely affect the value of a Fund’s investments. Currency risk includes both the risk that currencies in which a Fund’s investments are traded and/or in which a Fund receives income, or currencies in which a Fund has taken an active investment position, will decline in value relative to other currencies. In the case of hedging positions, currency risk includes the risk that the currency a Fund is seeking exposure to will decline in value relative to the foreign currency being hedged. Currency exchange rates fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, and currency controls or other political and economic developments in the U.S. or abroad.

A Fund may use derivatives to acquire positions in currencies whose values the Adviser expects to correlate with the value of currencies the Fund owns, currencies the Adviser wants the Fund to own, or currencies the Fund is exposed to through its investments. This presents the risk that the exchange rates of the currencies involved may not move in relation to one another as expected. In that case, a Fund could lose money on its holding of a particular currency and also lose money on the derivative. A Fund may also take overweighted or underweighted currency positions and/or hedge the currency exposure of the securities in which they have invested. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their security investments and/or their benchmarks.

Inflation-Indexed Bond Risk

Inflation-indexed bonds are fixed income securities whose principal values are periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-indexed bond will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity.

Investment Company and Exchange-Traded Fund Risk

Investments in open-end and closed-end investment companies, including any ETFs, involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. A Fund must pay its pro rata portion of an investment company’s or ETF’s fees and expenses, which may include performance fees that could be substantial (such as, up to 20% or more of the gains on the Fund’s investment in certain investment companies). An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

Limited Operating History Risk

The DoubleLine Multi-Asset Growth Fund is a newly formed fund and has a limited operating history for investors to evaluate. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Fund fails to achieve sufficient scale, it may be liquidated.

Leveraging Risk

Certain transactions, including, for example, when-issued, delayed-delivery, and forward commitment purchases, inverse floaters, loans of portfolio securities, repurchase agreements (or reverse repurchase agreements), and the use of some derivatives, can result in leverage. In addition, the Fund may achieve investment leverage by borrowing money. Leverage generally has the effect of increasing the amounts of loss or gain the Fund might realize, and creates the likelihood of greater volatility of the value of the Fund’s investments. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the Fund. There is risk of loss in excess of invested capital.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories — large, medium and small. A fund that invests substantially in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about medium and small capitalization companies.

Portfolio Turnover Risk

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Portfolio turnover generally involves a number of direct and indirect costs and expenses to the Fund, including, for example, brokerage commissions, dealer mark-ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxable to shareholders at ordinary income rates). Such costs are not reflected in a Fund’s Total Annual Fund Operating Expenses set forth under “Fees and Expenses” but do have the effect of reducing the Fund’s investment return. A Fund and its shareholders will also share in the costs and tax effects of portfolio turnover in any underlying funds in which a Fund invests.

Real Estate Risk

The value of a Fund’s portfolio could change in light of factors affecting the real estate industry. Factors affecting real estate values include the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional market conditions. The value of real estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends.

REITs also are subject to cash flow dependency, defaults by borrowers, and the risk of failing to qualify for special tax treatment accorded REITs under the Code and/or to maintain exemption from investment company status under the 1940 Act.

Short Sale Risk

A Fund may sell a security short and borrow the same security from a broker or other institution to complete the sale. A Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. The loss to the Fund from a short sale is potentially unlimited.

Tax Risk

In order to qualify as a regulated investment company under the Code, a Fund must meet requirements including regarding the source of its income. (See “Taxes” below for a more detailed discussion.) Income from certain commodity-linked derivatives is not income that meets the qualification requirements for a regulated investment company under the Code (“qualifying income”). The tax treatment of certain other commodity-linked derivative instruments in which the Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income. Any income the Fund derives from investments in instruments that do not generate “qualifying income” including commodity-linked swaps and certain other commodity-linked derivatives, must be limited to a maximum of 10% of the Fund’s annual gross income. Certain ETFs and other investment pools in which the Fund may invest might not generate qualifying income, and it may be difficult for the Fund to determine in advance the amount of non-qualifying income that would be generated by such investments. If the Fund were to earn non-qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.

U.S. Government Securities Risk

Some U.S. Government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. Government, and so involve greater risk than investments in other types of U.S. Government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI. Currently, disclosure of the Funds’ portfolio holdings is required by law to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to shareholders and in the quarterly holdings report on Form N-Q. The SAI and Form N-Q are available, free of charge, on the EDGAR database on the Securities and Exchange Commission’s (the “SEC’s”) website at www.sec.gov.

Management of the Funds

Investment Adviser

The investment adviser for the Funds is DoubleLine Capital LP, headquartered at 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser has been investment adviser to the Funds since the inception of each of the Funds. The Adviser manages the investment portfolio and business affairs of the Funds under an Investment Advisory and Management Agreement with the Trust.

The Adviser was founded by Jeffrey E. Gundlach in December 2009. Prior to founding the Adviser, Mr. Gundlach was Chief Investment Officer of the TCW Group, Inc. The Adviser is newly formed and its success is highly dependent upon its founders. As of June [    ], 2011, the Adviser had approximately $             billion of assets under management.

Portfolio Managers

The following individuals serve as portfolio managers and are primarily responsible for the day-to-day management of the Funds’ portfolios as indicated below. Please see the SAI for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Fund(s) they manage.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Jeffrey E. Gundlach	DoubleLine Total Return Bond Fund (since inception 2010) DoubleLine Core Fixed Income Fund (since inception 2010) DoubleLine Multi-Asset Growth Fund (since inception 2010)	Mr. Jeffrey E. Gundlach is the founder and Chief Executive Officer of the Adviser. Mr. Gundlach has been Chief Executive Officer of the Adviser since its inception in December 2009. Mr. Gundlach’s business experience during the last five years prior to founding the Adviser includes holding the following positions at TCW Group, Inc. or its affiliates (“TCW”): Chief Investment Officer, Group Managing Director and President.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Philip A. Barach	DoubleLine Total Return Bond Fund (since inception 2010)	Mr. Philip A. Barach is the President of the Adviser and acts as a portfolio manager. Mr. Barach has been President of the Adviser since its inception in December 2009. During the past five years prior to joining the Adviser, Mr. Barach was Group Managing Director at TCW.
Luz M. Padilla	DoubleLine Emerging Markets Fixed Income Fund (since inception 2010) DoubleLine Multi-Asset Growth Fund (since inception 2010)	Ms. Luz M. Padilla is a Managing Director of the Adviser and acts a portfolio manager. Ms. Padilla has been Managing Director of the Adviser since January 2010. During the past five years prior to joining the Adviser, Ms. Padilla was Managing Director at TCW.
Bonnie Baha	DoubleLine Multi-Asset Growth Fund (since inception 2010)	Ms. Bonnie Baha is a portfolio manager of the Adviser and has been since Adviser’s inception in December 2009. During the past five years prior to joining the Adviser, Ms. Baha was a Managing Director at TCW.
Samuel Garza	DoubleLine Multi-Asset Growth Fund (since inception 2010)	Mr. Samuel Garza is a portfolio manager of the Adviser and has been since the Adviser’s inception in December 2009. During the past five years prior to joining the Adviser, Mr. Garza was a Senior Vice President at TCW.
Jeffrey J. Sherman	DoubleLine Multi-Asset Growth Fund (since inception 2010)	Mr. Jeffrey J. Sherman is a portfolio manager of the Adviser and has been since September 2010. During the past five years prior to joining the Adviser, Mr. Sherman was a Senior Vice President at TCW.

Advisory Agreement

The Trust and the Adviser have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Trust has employed the Adviser to manage the investment of the assets of each Fund, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Trust’s business affairs, subject to the oversight of the Board of Trustees.

Under the Advisory Agreement, the Funds pay to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it, a fee at the following annual rate:

Fund	Annual Management Fee (As a Percentage of the Fund’s Average Daily Net Asset Value)
DoubleLine Total Return Bond Fund	0.40%
DoubleLine Core Fixed Income Fund	0.40%
DoubleLine Emerging Markets Fixed Income Fund	0.75%
DoubleLine Multi-Asset Growth Fund	1.00%

With respect to the DoubleLine Total Return Bond Fund and the DoubleLine Core Fixed Income Fund, the Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the lesser of (a) 0.49% for the Class I shares and (b) the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. With respect to the DoubleLine Emerging Markets Fixed Income Fund, the Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. With respect to the DoubleLine Multi-Asset Growth Fund, the Adviser has contractually agreed to waive its investment advisory fee or reimburse the ordinary operating expenses of the Fund to the extent necessary to limit the ordinary operating expenses to an amount not to exceed 1.20% for Class I shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations will apply until at least July [__], 2012, except that they may be terminated by the Board of Trustees at any time.

Fees waived or reimbursed by the Adviser may be recouped from a Fund in the three fiscal years following the year in which the fees were waived or reimbursed. Any such reimbursement is subject to the review of the Board of Trustees and may not cause the Fund’s operating expenses to exceed the Fund’s expense limitation that was in place when the expenses were waived or reimbursed.

A discussion regarding the basis for the Board of Trustees approval of the Advisory Agreement with respect to the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, and DoubleLine Emerging Markets Fixed Income Fund is contained in the Funds’ first semi-annual report to shareholders for the six months ended September 30, 2010. A discussion regarding the basis for the Board of Trustees approval of the Advisory Agreement with respect to the DoubleLine Multi-Asset Growth Fund is contained in the Fund’s annual report to shareholders for the period ended March 31, 2011.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties under the agreement.

Payments by the Adviser

The Adviser pays certain costs of marketing the Funds from its investment management fees and other resources available to it. The Adviser may also share with financial intermediaries certain marketing expenses or pay for the opportunity to distribute the Funds through them or their programs, sponsor informational meetings, seminars, client awareness events, support for marketing materials, business building programs or for recordkeeping and investor services. The Adviser or its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, subaccounting, transaction processing and other administrative services. The Funds may also pay for these types of or other services through sub-transfer agency arrangements. Where the Adviser makes these payments, which may be substantial, such payments are in addition to any of these fees paid by the Funds.

The amount of these payments is determined from time to time by the Adviser and may differ among such financial intermediaries. Such payments may provide incentives for such intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such intermediaries and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of a Fund on a list of mutual funds offered as investment options to the financial intermediary’s customers (sometimes referred to as “Shelf Space”); access to the financial intermediary’s registered representatives; and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not, however, change the price an investor pays for shares of a Fund or the amount that the Fund receives to invest on behalf of the investor.

These payments may create potential conflicts of interests between an investor and a financial intermediary who is recommending a particular mutual fund over other mutual funds. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of a Fund and you should contact your financial intermediary for details about any payments it may receive from the Funds or from the Adviser. Payments are typically based on a percentage of assets under management or based on the number of customer accounts or a combination thereof. Although such payments may be more or less, the Adviser expects that the annual payments to a financial intermediary that is compensated based on its customers’ assets will generally range between             % and             % of the intermediary’s customers’ assets invested in the Fund.

Legal Proceedings

On January 7, 2010, Trust Company of the West commenced litigation against the Adviser in the Superior Court of the State of California, County of Los Angeles, Central District (the “Court”), alleging unfair competition. The suit alleges that the Adviser and four employees of the Adviser who are former employees of Trust Company of the West or its affiliates, including Jeffrey Gundlach (such four employees, the “Individuals”), misappropriated Trust Company of the West’s confidential and proprietary information in founding and operating the Adviser and are using such information in competing for assets under management. The lawsuit also includes claims against certain of the Individuals (including Mr. Gundlach), but not the Adviser, for breach of fiduciary duty, misappropriation of trade secrets, breach of confidence, intentional interference with contractual relations and civil conspiracy. The lawsuit seeks, among other things, damages in excess of $200 million and asks that the Court impose a constructive trust on the limited partnership interests of the Adviser in favor of Trust Company of the West.

On February 10, 2010, the Adviser and the Individuals filed with the Court an answer denying all of Trust Company of the West’s claims, and the Individuals (but not the Adviser) filed with the Court a cross-complaint against Trust Company of the West for, among other things, breach of contract in connection with Trust Company of the West’s termination of Mr. Gundlach’s employment and failure to pay amounts due thereunder.

The Adviser has informed the Trust that it believes that it and the Individuals have meritorious defenses to the allegations contained in Trust Company of the West’s lawsuit.

On December 1, 2010, Trust Company of the West initiated litigation against the Trust and certain of the Trustees. The litigation against the Trust and the Trustees contained allegations that were substantially similar to the allegations contained in the litigation against the Adviser and the Individuals. The litigation against the Trust and the Trustees was designated as “related” to and joined with the case against the Adviser and the Individuals in an action in front of the same judge.

The Trust and the Trustees filed motions seeking to have all of the claims against them dismissed. On January 20, 2011, the Court dismissed all of the claims against the Trust and the Trustees, but allowed leave for Trust Company of the West to file an amended complaint in respect of certain of its claims against the Trust and the Trustees. The Court also issued an order, effective upon the filing of an amended complaint, that stays any further proceedings against the Trust and the Trustees until the case against the Adviser and the Individuals has been resolved.

On February 9, 2011, Trust Company of the West filed amended claims against the Trust and a number of John Doe defendants in the Court, but did not reassert any claims against the Trustees. The amended claims contain allegations that are substantially similar to those made in the original litigation against the Trust, and include among other things claims that the Trust aided and abetted, and conspired with, the Adviser and the Individuals to misappropriate Trust Company of the West’s trade secrets. In the complaint related to the amended claims, Trust Company of the West seeks a variety of remedies against the Trust, including compensatory damages for lost profits; disgorgement of certain management fees and any carried interest obtained or retained by the Trust; punitive damages; and certain injunctive relief. There can be no assurance as to the outcome of any litigation. The remedies sought by Trust Company of the West in its litigation against the Trust, if granted, could have a material adverse effect on shareholder returns for the Funds.

The litigation should not impact the expenses of the Funds, as the Adviser has agreed to bear all legal fees and other related expenses of the Trust and the Trustees in connection with defending against the claim.

Trust Company of the West raised a fund under the U.S. Treasury’s Legacy Securities Public Private Investment Program (the “PPIP”) in the fall of 2009 to be managed by Mr. Gundlach, as key person, and announced in January 2010, subsequent to the termination of Mr. Gundlach, that it had voluntarily withdrawn the fund from the PPIP and would conduct an orderly liquidation of the fund. The Adviser has advised the Trust that employees and former employees of the Adviser have been interviewed by representatives of the Special Inspector General of the Troubled Asset Relief Program, and by the office of the United States Attorney for the Southern District of New York, in connection with the PPIP and in connection with the same allegations of misappropriation of proprietary information made by Trust Company of the West in its litigation against the Adviser. The Adviser understands that the inquiry stems at least in part from a federal grand jury inquiry. The Adviser has informed the Trust that it has cooperated with the inquiry and has voluntarily produced documents. The Trust and the Funds are not involved in any of these inquiries.

Litigation and investigation and defense of any governmental inquiry or investigation can be expensive and time consuming, and their results can be unpredictable. There can be no assurances as to the outcome of these matters. The litigation and any governmental inquiry or investigation could consume a material amount of the Adviser’s resources thereby potentially impairing the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds. In the event of an adverse outcome or if expenses of the litigation and related matters are greater than anticipated, the Adviser’s ability to manage the Funds may be materially impaired, and shareholders, or the viability of the Funds, could be adversely affected.

How to Buy Class I Shares

General Information

Each Fund offers more than one class of shares. Shares of each class of a Fund represent an equal pro rata interest in the class of that Fund. The Class I shares are offered at their current net asset value. If you meet the initial $100,000 investment minimum for regular accounts or $5,000 for IRA accounts, you may purchase Class I Shares directly from each Fund by contacting the Fund’s transfer agent, or from financial intermediaries that make shares of the Funds available to their customers. The other share classes of each Fund are offered in separate prospectuses. Please call the Funds’ transfer agent at 877-DLine11 (877-354-6311) to obtain more information concerning a Fund’s other share classes, including the prospectuses for the other share classes.

You pay no sales charges to invest in Class I Shares of a Fund. Your price for a Fund’s Class I Shares is the Class’s net asset value (“NAV”) per share. Your order to purchase shares will be priced based on the next NAV calculated after your order is accepted by the Fund. In order for you to receive the Fund’s share price next calculated, the Fund, the Fund’s transfer agent, or an authorized financial intermediary must receive your order before the close of trading on the NYSE (normally 4:00 p.m., Eastern Time), and, in the case of a request furnished to an authorized financial intermediary, the request must be subsequently communicated properly to the Fund. Because financial intermediaries’ processing times may vary, please ask your financial intermediary or plan administrator, if any, when your account will be credited. The Fund may at its discretion reject any purchase order for Fund shares.

Calculation of NAV

The NAV of each class of a Fund is calculated as of the close of trading on the NYSE (usually 4:00 p.m. Eastern time) every day the exchange is open. It is determined by adding the value of a Fund’s securities, cash and other assets attributable to that class, subtracting all of a Fund’s expenses and liabilities attributable to that class, and then dividing by the total number of shares outstanding for that class of a Fund (assets-liabilities/# of shares = NAV). A Fund’s investments for which market quotations are readily available are valued based on market value. Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Prices obtained from independent pricing services use various observable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, such as dividend discount models, option valuation formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and discounted cash flow models that might be applicable. If a market valuation for a security is unavailable or deemed to be an unreliable indicator of current market value, a Fund will seek to obtain a broker quote from an external data vendor or directly from broker-dealers. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, however, securities with a demand feature exercisable within seven days are generally valued at par. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. A Fund will generally value its investments in other investment companies and private funds, such as hedge funds, at their reported net asset values, to the extent available.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may change significantly on a day that the NYSE is closed without an investor being able to purchase, redeem or exchange shares.

If market or broker-dealer quotations are unavailable or deemed unreliable for a security or if a security’s value would be materially affected by events occurring after the close of a securities market or after quotations are obtained but before a Fund values its portfolio, a Fund may, in accordance with procedures adopted by the Board of Trustees, attempt to assign a value to the security that better reflects the security’s market value at the time that Fund calculates its NAV. This “fair” value may be higher or lower than the corresponding market price or quotation for such security and, because this process necessarily depends upon judgment, this value may also vary from valuations determined by other funds using their own fair valuation procedures. While the Funds’ use of fair value pricing is intended to result in calculation of an NAV that more fairly reflects security values as of the time of pricing, the Funds cannot guarantee that any fair value price will, in fact, accurately reflect the value of any security such that such security could be sold for the fair value amount.

The values of a Fund’s investments in foreign securities may be determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed each day and the close of the NYSE.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires that investment companies such as the Trust obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Trust’s transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted (though an APO or FPO box number can be used by active duty military personnel). The transfer agent also may ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity.

The Funds are required by law to reject your new account application if you do not provide the required identifying information. The relevant Fund will attempt to collect any missing information required on the application by contacting you, or if applicable, your broker. If a Fund is unable to obtain this information within a timeframe established by the transfer agent in its sole discretion (for example, 72 hours), which may change from time to time, your application will be rejected. With respect to opened accounts, the Funds reserve the right to close your account at the then-current day’s NAV and remit proceeds to you via check if it is unable to verify your identity. The Funds will attempt to verify your identity within a timeframe established at its sole discretion (for example, 96 hours), which may change from time to time. If you are purchasing shares of the Funds through a financial intermediary, check with the financial intermediary for details concerning these requirements.

Minimum Investments for Class I Shares

The minimum investment requirement for initial and subsequent investment in Class I shares of the Funds are as follows:

Type of Account	Minimum Initial Investment	Subsequent Investments*
Regular	$100,000	$500
Individual Retirement Account	$5,000	$250

*	A $100 minimum subsequent purchase amount applies for automatic investment plans.

The minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The minimum purchase amounts may be reduced or waived by the Funds’ distributor, DoubleLine, or the Trust for specific investors or types of investors, including, without limitation, employee benefit plans, retirement plans, a financial intermediary authorized to sell shares of the Funds, employees of the Adviser and their family members, the Adviser’s affiliates, employees of the Adviser’s affiliates and their family members; investment advisory clients of DoubleLine; and current or former Trustees of the Trust and their family members. A person’s family members include a person’s spouse or life partner and other members of the person’s immediate family, including step and adoptive relationships. Certain intermediaries also may have investment minimums, which may differ from the Funds’ minimums, and may be waived at the intermediaries’ discretion. The Trust reserves the right to change the minimum investment amounts without prior notice.

If your non-retirement account in a Fund falls below the minimum investment necessary to open the particular type of account as a result of redemptions and or exchanges for six months or more, the Trust may close your account and send you the proceeds upon 60 days written notice.

New Account Form

If you are making your initial investment in a Fund and need a New Account Form or need help completing the New Account Form, please contact the transfer agent at 877-DLine11 (877-354-6311) or speak with your representative at your financial intermediary.

Purchase by Mail

You may purchase shares by sending a check made payable to “DoubleLine Funds”, together with a completed New Account Form in the case of an initial investment, to:

Via Regular Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

Subsequent investments should be accompanied by the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.

You also may purchase additional shares of the Fund by calling 877-DLine11 (877-354-6311). If you elected this option on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making this purchase. If your order is accepted prior to 4:00 p.m. Eastern time, your shares will be purchased at the NAV calculated on that day.

All investments must be in U.S. dollars drawn on domestic banks. The Funds will not accept cash, money orders, checks drawn on banks outside the U.S., travelers’ checks, bank checks, drafts, cashiers’ checks in amounts less than $10,000 or credit card checks. Third-party checks, except those payable to an existing shareholder, will not be accepted. In addition, the Funds will not accept post-dated checks, post-dated on-line checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs. You also will be charged $25 for every check returned unpaid.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

Additionally, shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchase by Wire

If you are making your first investment in the Funds, before you wire funds, the transfer agent must have a completed account application. You may mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.

U.S. Bank, N.A.

777 E. Wisconsin Street

Milwaukee, WI 53202

ABA No. 075000022

Credit: U.S. Bancorp Fund Services, LLC

Account No. 112-952-137

Further Credit: DoubleLine Funds [Name of Fund]

(Shareholder Account Number, Shareholder Name)

Before sending your fed wire, please call the transfer agent at 877-DLine11 (877-354-6311) to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into a Fund (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP each purchase must be in the amount of $100 or more and your financial institution must be a member of the ACH network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at 877-DLine11 (877-354-6311). Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Purchases Through an Authorized Third Party

You may buy a Fund’s shares through certain broker-dealers and financial intermediaries. If purchases of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service. From time to time, shares of a Fund may only be available from a single broker-dealer or a limited number of broker-dealers, which may limit a Fund’s ability to attract assets.

How to Redeem Shares

General Information

You may redeem shares on any day the Fund and the NYSE are open. Your shares will be redeemed at the next NAV calculated after your order is received by the Fund in good order.

If you paid for your shares by check or other means, the Fund will not send you your redemption proceeds until the check you used to pay for the shares has cleared or payment for those shares has otherwise been received. In addition, to the extent permitted under applicable SEC rules, the Fund may delay sending out redemption proceeds for more than seven days (generally only applies in cases of very large redemptions, excessive trading or during unusual market conditions). In case of emergencies, the Fund may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions by Mail

You may sell shares by writing a letter that includes

•	your name(s) and signature(s) as they appear on the account form

•	your account number

•	the Fund name

•	the dollar amount you want to redeem

•	how and where to send the proceeds

Mail your letter of instruction to:

Via Regular Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

Your letter of instruction must be accompanied by a signature guarantee or other documentation, if required (see “Signature Guarantees” below).

Signature Guarantees

Some circumstances require written redemption orders, along with signature guarantees. These include:

•	amounts in excess of $100,000;

•	if a change of address request has been received by the transfer agent within the last 30 days;

•	when redemption proceeds are payable to any person, address or bank account not on record; or

•	if ownership is being changed on your account.

The Funds and/or the transfer agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

A signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call 877-DLine11 (877-354-6311) to ensure that your signature guarantee will be processed correctly.

Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source.

Redemptions by Telephone

You may redeem shares by telephone request unless you have declined to have this option. You may have a check sent to the address of record,

proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account. Redemption proceeds will typically be sent on the business day following your redemption. Wires are subject to a $15 fee. There is no charge to have proceeds sent via ACH and proceeds are typically credited to your bank within two to three days after redemption. In all cases, proceeds will be processed within seven calendar days after the Fund receives your redemption request. Call the transfer agent at 877-DLine11 (877-354-6311) to request your transaction. Telephone redemption requests must be for a minimum of $1,000.

By establishing telephone redemption, you authorize the Fund’s transfer agent to act upon telephone instructions. Before executing an instruction received by telephone, the Fund’s transfer agent will use reasonable procedures to confirm that telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. Once a telephone transaction has been placed, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Systematic Withdrawal Plan

As another convenience, you may redeem shares through the systematic withdrawal plan. Call 877-DLine11 (877-354-6311) to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account. In order to participate in the plan, your account balance must be at least $10,000 and there must be a minimum withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the transfer agent 5 days prior to the effective date.

To reach the transfer agent, U.S. Bancorp Fund Services, LLC, call toll free in the U.S.

877-DLine11 (877-354-6311)

Outside the U.S.

213-633-8200 (collect)

Redemptions Through Your Financial Intermediary or Other Authorized Third Party

You may redeem Class I shares through certain broker-dealers and financial intermediaries. If redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

You may sell your shares of a Fund back to the Fund through your financial intermediary on any day the NYSE and the Fund are open. The financial intermediary may charge you a fee for its services. Redemption requests will be priced at the NAV next determined after they are received by the Fund in good order. In order for you to receive the Fund’s NAV determined on a business day, an authorized financial intermediary must receive your redemption request in good order before the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) and the authorized financial intermediary must subsequently communicate the request properly to the Fund. Please contact your financial intermediary for instructions on how to place redemption requests. Because financial intermediaries’ processing times may vary, please ask your financial intermediary when your account will be debited. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor’s account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed in accordance with the account registration, although in certain circumstances you may need to submit additional documentation to redeem your shares. A signature guarantee is required of all account holders for any redemption request in excess of $100,000. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

If you redeem shares through your financial intermediary, your financial intermediary is responsible for ensuring that the Fund’s transfer agent receives your redemption request in proper form. If your financial intermediary receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded by wire to your account with it; you may also instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your financial intermediary’s or your own complete wiring instructions. Your financial intermediary may charge you separately for this service.

Redemption in Kind

The Trust also reserves the right to honor redemption requests in kind (i.e., payment in portfolio securities rather than cash). If your shares are redeemed in kind you will incur transaction costs upon disposition of the securities received in the distribution.

Other Account Policies

Trading Limits

Frequent trading activity by Fund shareholders can reduce a Fund’s long-term performance in a variety of ways, including as a result of increased trading and transaction costs, disruption to a Fund’s stated portfolio management strategy, and the need to maintain an elevated cash position to meet redemptions (and lost opportunity costs as a result thereof) and forced liquidations. In addition, certain short-term trading activities that attempt to take advantage of inefficiencies in the valuation of a Fund’s securities holdings may dilute the interests of the remaining shareholders and result in unwanted distributions of taxable capital gains to fund shareholders.

Accordingly, the Board of Trustees has adopted policies and procedures that are designed to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. These policies and procedures include:

Trading Limit Policies for All Funds

•	The reservation by the Trust of the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Trust’s view, is likely to engage in excessive trading.

Trading Limit Policies for the DoubleLine Total Return Bond Fund, the DoubleLine Core Fixed Income Fund and the DoubleLine Emerging Markets Fixed Income Fund

•

The reservation by the Trust of the right to prohibit any acquisition of a Fund’s share (through either a purchase or exchange from another Fund) in any calendar year in which the acquirer has previously completed four “round trip” transactions in the Fund. For this purpose, a “round trip” transaction consists of the acquisition of shares of a particular Fund (through either a purchase or exchange from another Fund) and the subsequent redemption of shares of that Fund (through either a sale or an exchange into another Fund). These limits on round trip transactions do not, however, limit a shareholder’s right to redeem their shares.

•	Exchanges out of a Fund within a 15 day period from the last purchase or exchange into the same Fund are monitored.

•	Redemptions out of a Fund within a 15 day period following a purchase may result in future purchases into the Fund being barred.

Exceptions to these trading limits must be approved by a Fund’s Chief Compliance Officer and reported to the Board of Trustees on a quarterly basis.

These restrictions do not necessarily apply to asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), and (except to the extent noted in the next paragraph) do not apply to omnibus accounts, i.e., accounts on behalf of multiple, undisclosed investors, maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to a Fund’s systematic investment or withdrawal program.

While intermediaries, such as brokers, that maintain omnibus accounts, may be required to impose restrictions on the trading activity of accounts traded through those intermediaries, a Fund’s ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. Moreover, the Trust cannot always identify or reasonably detect excessive trading through omnibus accounts or otherwise facilitated by financial intermediaries that transmit purchase, exchange and redemption orders to a Fund, and thus a Fund may have difficulty curtailing such activity.

Redemption Fees (DoubleLine Multi-Asset Growth Fund only)

The DoubleLine Multi-Asset Growth Fund imposes redemption fees. Redemption fees are paid to and retained by the Fund to help offset estimated portfolio transaction costs and other related costs incurred by the Fund as a result of the redemption by allocating those estimated costs to the redeeming shareholder. The Fund will apply a redemption fee equal to 1% of the value of any shares redeemed within 90 days of purchase. To the extent that the redemption fee applies, the price you will receive when you redeem your shares of the Fund is the net asset value next determined after receipt of your redemption request in good order, minus the redemption fee. The Adviser may impose a new redemption fee for the Fund or modify the existing fee at any time.

The Fund permits exceptions to the redemption fee policy for the following transactions: (i) to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, redemptions or exchanges by discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly, or, if more frequent, was the result of an extraordinary change in the management or operation of the wrap program leading to a revised investment model that is applied across all applicable accounts in the wrap program; (ii) to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, redemptions or exchanges by a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan; (iii) to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, the following transactions in participant-directed retirement plans: (A) where the shares being redeemed were purchased with new contributions to the plan (for example, payroll contributions, employer contributions, and loan repayments); (B) redemptions made in connection with taking out a loan from the plan; (C) redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders; (iv) redemptions made as part of a systematic withdrawal plan; (v) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; (vi) redemptions made in connection with a participant’s termination of employment; (vii) redemptions made as part of a periodic rebalancing under an asset allocation model; (viii) involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund; (ix) redemptions of shares acquired through the reinvestment of dividends or distributions paid by the Fund; (x) redemptions and exchanges effected by other mutual funds (for example, funds of funds) that are sponsored by DoubleLine or its affiliates; (xi) to the extent the Fund is used as a qualified default investment alternative under the Employee Retirement Income Security Act of 1974 for certain 401(k) plans; and (xii) otherwise as the officers of DoubleLine or the Trust may determine is appropriate after consideration of the purpose of the transaction and the potential impact to the Fund.

The application of the redemption fee and exceptions may vary among intermediaries, and certain intermediaries may not apply the exceptions listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the redemption fee will be applied to redemptions of your shares.

Please refer to the “Shareholder Fees” table under the caption “Fees and Expenses for the Fund” for details regarding the redemption fee charged by the DoubleLine Multi-Asset Growth Fund.

Exchange Privilege

You can exchange your Class I shares in a Fund for Class I shares in another DoubleLine Fund (if available). Any exchange is subject to the same minimums as an initial or subsequent investment, as applicable. You can request your exchange in writing or by calling the transfer agent at 877-DLine11 (877-354-6311). Be sure to read the current prospectus for the Fund into which you are exchanging. Any new account established through an exchange will have the same registration as the account from which you are exchanging and will have the same privileges as your original account (as long as they are available). In addition, the Trust reserves the right to change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules.

Conversion of Shares Between Classes

From time to time, the Funds may authorize the conversion of shares of one class to another share class, provided that the shares of the other class are eligible for sale in the owner’s state of residence and all other applicable terms and conditions are met. Further information about conversion of shares between classes may be found in the SAI.

Notice Regarding Delivery of Fund Documents

You will receive periodic mailings regarding the Funds in which you invest. In order to reduce the volume of mail you receive, only one copy of each mailing (including, for example, fund prospectuses) may be sent to an address shared by two or more accounts or to shareholders we reasonably believe are from the same family or household. If you would like to receive one copy of a mailing for each account, please call 877-DLine11 (877-354-6311) to request individual copies of these documents. You must submit a written request to receive individual copies of a prospectus or shareholder report. It may take up to thirty days to process your request.

Unclaimed Property

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Distributions

The amount of distributions of net investment income and of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends from the net investment income of each Fund will be declared and paid monthly, except for the DoubleLine Multi-Asset Growth Fund, which will declare and pay dividends quarterly. Each Fund will make distributions of net realized short term capital gains and net realized long-term capital gains, if any, at least annually. Your distributions will be reinvested in the relevant Fund unless you instruct that Fund otherwise. A Fund does not charge any fees or sales loads on shares purchased through the automatic reinvestment of distributions. You may request that distributions be paid by check. If you elect to receive distributions or net investment income and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the relevant Fund reserves the right to reinvest the distribution check in your account at that Fund’s then current net asset value and will reinvest all subsequent distributions until instructed otherwise.

Taxes

This section is not intended to be a full discussion of tax laws and the effect of such laws on you; furthermore, this discussion is based on the provisions of the Code that are in effect as of the date of this Prospectus. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor regarding your investment in the Fund (including the status of your distributions from the Fund). Additional tax information may be found in the SAI.

Taxes on dividends and distributions. For federal income tax purposes, distributions of investment income (including from municipal bonds, unless a Fund meets applicable holdings requirements that it does not expect to meet) are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions that a Fund properly reports to you as gains from investments that the Fund owned for more than one year are generally taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less and gains on the sale of bonds characterized as a market discount sale are generally taxable to you as ordinary income. For taxable years beginning before January 1, 2013, distributions of investment income that a Fund properly reports to you as derived from “qualified dividend income” are taxed in the hands of individuals at rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with a 0% rate applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2013. Absent further legislation, the maximum long-term capital gain rate is scheduled to return to 20% for taxable years beginning on or after January 1, 2013.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable in the manner described herein whether you receive them in cash or reinvest them in additional shares.

Distributions by a Fund to retirement plans and other tax-advantaged accounts that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Special tax rules apply to investments through such plans and/or accounts. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and/or account and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan and/or account.

A Fund’s investment in certain debt obligations, hedging transactions and derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments, including at times when it may not be advantageous to do so, in order to satisfy its distribution requirements. Such dispositions could result in realization of capital gains, including short-term capital gains that are generally taxable to shareholders at ordinary income rates.

Absent a specific statutory exemption, dividends (other than capital gain dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For taxable years of the Fund beginning before January 1, 2012, a Fund is not required to withhold any amounts with respect to distributions made to foreign persons of certain U.S.-source interest income (“interest-related dividends”) and net short-term capital gains in excess of long-term capital losses (“short-term capital gain dividends”), to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders. A Fund provides no assurance that it will report any distributions as interest-related dividends or short-term capital gain dividends. If you are a non-U.S. investor, please consult your own tax advisor regarding the tax consequences of investing in the Funds.

Taxes when you sell, redeem or exchange your shares. Any gain resulting from a sale, redemption, or exchange (including an exchange for shares of another fund) of your shares in the Funds will also generally be subject to federal income tax at either short-term or long-term capital gain rates depending on how long you owned your shares.

Tax Status of the Fund. The Fund intends to qualify and be treated each year as a “regulated investment company” under the Code, such that the Fund will not be subject to federal income tax on income and capital gains distributed to shareholders. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must meet requirements with respect to the sources of its income, the diversification of its assets, and the distribution of its income. The Fund could in some cases cure a failure to comply with these requirements, including by paying a Fund-level tax and, in the case of a diversification failure, disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such a failure, or if the Fund were otherwise to fail to qualify as a regulated investment company, the Fund would be subject to federal income tax on its net income at regular corporate rates without reduction for distributions to shareholders. When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits, thereby potentially diminishing shareholder returns.

Foreign taxes. The Funds’ investments in foreign securities may be subject to foreign withholding or other taxes. In that case, a Fund’s return on those securities may be decreased. Shareholders of the Funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes, unless the Funds meet certain requirements relating to their asset holdings. In addition, investments in foreign securities may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Derivatives. The Funds’ use of derivatives may affect the amount, timing, and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

Investments in Other Funds. Special tax consequences may apply to shareholders of a Fund as a result of its investments in other funds. Please see the SAI under “Distributions and Taxes” for more information.

Backup Withholding. The Fund will be required in certain cases to withhold taxes on distributions paid to a shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Reporting. Shareholders will be advised annually as to the federal tax status of distributions made by a Fund for the preceding calendar year.

Consult your tax advisor about other possible tax consequences. This is a summary of certain U.S. federal income tax consequences of investing in the Funds. You should consult your tax advisor for more information on your own tax situation, including possible other federal, state, local and foreign tax consequences of investing in the Fund. For more information, see “Distributions and Taxes” in the SAI.

Financial Highlights

The following tables illustrate the financial performance for each Fund for the fiscal period shown. Certain information reflects financial results for a single Fund share. “Total return” illustrates how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by             , the Fund’s independent registered public accounting firm. Their report and the Funds’ financial statements are included in the Funds’ most recent Annual Report to shareholders, which is available upon request.

DoubleLine Total Return Bond Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS I	Period Ended March 31, 2011*
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS
Net investment loss
Net realized and unrealized gain on investments

Total from investment operations

Paid-in capital from redemption fees

Net asset value, end of period

Total return
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed
Portfolio turnover rate

DoubleLine Core Fixed Income Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS I	Period Ended March 31, 2011*
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS
Net investment loss
Net realized and unrealized gain on investments

Total from investment operations

Paid-in capital from redemption fees

Net asset value, end of period

Total return
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed
Portfolio turnover rate

DoubleLine Emerging Markets Fixed Income Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS I	Period Ended March 31, 2011*
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS
Net investment loss
Net realized and unrealized gain on investments

Total from investment operations

Paid-in capital from redemption fees

Net asset value, end of period

Total return
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed
Portfolio turnover rate

DoubleLine Multi-Asset Growth Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS I	Period Ended March 31, 2011*
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS
Net investment loss
Net realized and unrealized gain on investments

Total from investment operations

Paid-in capital from redemption fees

Net asset value, end of period

Total return
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed
Portfolio turnover rate

PRIVACY POLICY

What Does DoubleLine Do With Your Personal Information

Financial companies choose how they share your personal information. This notice provides information about how we collect, share, and protect your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.

All financial companies need to share customers’ personal information to run their everyday businesses. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by a DoubleLine affiliated company.

DoubleLine may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you may give us orally;

•	Information about your transactions with us or others;

•	Information you submit to us in correspondence, including emails or other electronic communications; and

•	Information about any bank account you use for transfers between your bank account and any Fund account, including information provided when effecting wire transfers.

DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:

•

It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide you. For example, it might be necessary to do so in order to process transactions and maintain accounts.

•

DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is authorized by law to do so, such as in the case of a court order, legal investigation, or other properly executed governmental request.

•

In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may share information with an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by calling 877-DLine11 (877-354-6311). If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. Your information is not provided by us to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.

As required by federal law, DoubleLine will notify customers of DoubleLine’s Privacy Policy annually. DoubleLine reserves the right to modify this policy at any time, but in the event that there is a change, DoubleLine will promptly inform its customers of that change.

DoubleLine Funds Trust

You can find more information about the Funds in the following documents:

Statement of Additional Information (SAI)

The Funds’ SAI provides more details about each Fund’s investments and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into this document and is legally considered part of this Prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C.

Annual and Semi-Annual Reports

Additional information about each Fund’s investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. The Funds’ Annual Report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ first fiscal year.

TO OBTAIN INFORMATION

You can obtain a free copy of these documents, request other information or make general inquiries about the Funds by contacting the Funds:

By Internet:

Go to www.doublelinefunds.com

By Telephone:

Call 877-DLine11 (877-354-6311) or your financial intermediary.

By Mail:

Write to:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

From the SEC

Reports and other information about the Funds (including the statement of additional information) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. The reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and that copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-22378

Return Address:

333 S. Grand Ave., Suite 1800    Los Angeles, CA 90071    1 (877) DLINE11 or 1 (877) 354-6311

fundinfo@doubleline.com    www.doublelinefunds.com

DoubleLine Funds

Prospectus

July [●], 2011

DoubleLine Total Return Bond Fund

- Class N Shares — DLTNX

DoubleLine Core Fixed Income Fund

- Class N Shares — DLFNX

DoubleLine Emerging Markets Fixed Income Fund

- Class N Shares — DLENX

DoubleLine Multi-Asset Growth Fund

- Class N Shares — DMLNX

This Prospectus tells you about the Class N shares of four separate investment funds, the DoubleLine Total Return Bond Fund, the DoubleLine Core Fixed Income Fund, the DoubleLine Emerging Markets Fixed Income Fund, and the DoubleLine Multi-Asset Growth Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a series of the DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”).

Please read this document carefully before investing, and keep it for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund Summary

DoubleLine Total Return Bond Fund

Investment Objective

The Fund’s investment objective is to seek to maximize total return.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold Class N shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	None
Exchange Fee	None
Account Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (including any sub-transfer agent accounting or administrative services)	0. %
Total Annual Fund Operating Expenses	0. %
Fee Waiver and/or Expense Reimbursement[1]	(0. %	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.74%

[1]	DoubleLine Capital LP (the “Adviser”) has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the lesser of (a) 0.74% for the Class N shares and (b) the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses in connection with investment activities, and any other extraordinary expense. This expense limitation will apply until at least July [    ], 2012, except that it may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee or pays or reimburses the Fund for other expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, if the annual fund operating expense ratio of a class of shares falls below the expense limitation that was in place when the expenses were waived or reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year
3 Years
5 Years
10 Years

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period April 6, 2010 to March 31, 2011, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. “Bonds” include bonds, debt securities and other fixed income instruments issued by various governmental or private-sector entities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund intends to invest more than 50% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at time of investment Aa3 or higher by Moody’s or AA- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by the Adviser to be of comparable quality.

The Fund may invest in bonds that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Bonds rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The Adviser generally seeks to allocate high yield portfolio holdings broadly among different industries and issuers in an attempt to reduce the impact of negative events for a single industry or issuer. The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities.

In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio managers determine to take advantage of a better investment opportunity because the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or if they believe it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	debt securities risk:

¡	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

¡

interest rate risk: the risk that debt securities will decline in value because of increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

liquidity risk: the risk that low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices.

•

market risk: the risk that the overall market will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments.

•

litigation and investigation risk: the risk that pending litigation against the Trust and the Adviser and four employees of the Adviser (including a portfolio manager) or other proceedings could have a material adverse effect on shareholder returns or may be more expensive than anticipated, or impair the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•	securities or sector selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities or sectors for investment.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so involve credit risk greater than investments in other types of U.S. Government securities.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” on page 18 of this Prospectus for a more detailed description of the risks of investing in the Fund.

Performance

Because the Fund commenced operations on April 6, 2010, total return information is not yet available for a full calendar year. Financial information for the Fund from April 6, 2010 through March 31, 2011 is available in the “Financial Highlights” section of this prospectus. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Investment Adviser

DoubleLine Capital LP (the “Adviser” or “DoubleLine”) is the investment adviser to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey E. Gundlach	Since the Fund’s inception in 2010	Chief Executive Officer
Philip A. Barach	Since the Fund’s inception in 2010	President

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 12 of this Prospectus.

Fund Summary

DoubleLine Core Fixed Income Fund

Investment Objective

The Fund’s investment objective is to seek to maximize current income and total return.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold Class N shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	None
Exchange Fee	None
Account Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (including any sub-transfer agent accounting or administrative services)	0. %
Total Annual Fund Operating Expenses	0. %
Fee Waiver and/or Expense Reimbursement[1]	(0. %	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.74%

[1]	The Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the lesser of (a) 0.74% for the Class N shares and (b) the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, and any other extraordinary expense. This expense limitation will apply until at least July [    ], 2012, except that it may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee or pays or reimburses the Fund for other expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, if the annual fund operating expense ratio of a class of shares falls below the expense limitation that was in place when the expenses were waived or reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year
3 Years
5 Years
10 Years

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period June 1, 2010 to March 31, 2011, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These “fixed income instruments” include but are not limited to securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations (including foreign hybrid securities); mortgage-backed securities; asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments; and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Fund may invest in fixed income instruments that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The Adviser generally seeks to allocate high yield portfolio holdings broadly among different industries and issuers in an attempt to reduce the impact of negative events for a single industry or issuer.

The Fund may invest up to 5% of its net assets in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. The Fund may invest a portion of its net assets in inverse floaters and interest-only and principal-only securities and a portion of its net assets in fixed income instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in “Emerging Market Countries.” An Emerging Market Country is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

In managing the Fund’s investments, under normal market conditions, the portfolio manager uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:

•	security selection within a given sector;

•	relative performance of the various market sectors;

•	the shape of the yield curve; and

•	fluctuations in the overall level of interest rates.

The portfolio manager also utilizes active asset allocation in managing the Fund’s investments and monitors the duration of the Fund’s portfolio securities to seek to mitigate the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio manager determines to take advantage of a better investment opportunity because the portfolio manager believes the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or the individual security has reached the portfolio manager’s sell target.

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	debt securities risk:

¡	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

¡

interest rate risk: the risk that debt securities will decline in value because of increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

liquidity risk: the risk that low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices.

•

market risk: the risk that the overall market will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments.

•

litigation and investigation risk: the risk that pending litigation against the Trust and the Adviser and four employees of the Adviser (including a portfolio manager) or other proceedings could have a material adverse effect on shareholder returns or may be more expensive than anticipated, or impair the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

foreign investing risk: the risk that the Fund’s investments will be affected by the market conditions, currencies, and the economic and political climates in the foreign countries in which the Fund invests.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of Emerging Market Countries as compared to developed countries.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities or sectors for investment.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so involve credit risk greater than investments in other types of U.S. Government securities.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” on page 18 of this Prospectus for a more detailed description of the risks of investing in the Fund.

Performance

Because the Fund commenced operations on June 1, 2010, total return information is not yet available for a full calendar year. Financial information for the Fund from June 1, 2010 through March 31, 2011 is available in the “Financial Highlights” section of this prospectus. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Investment Adviser

DoubleLine Capital LP is the investment adviser to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey E. Gundlach	Since the Fund’s inception in 2010	Chief Executive Officer

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 12 of this Prospectus.

Fund Summary

DoubleLine Emerging Markets Fixed Income Fund

Investment Objective

The Fund’s investment objective is to seek high total return from current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold Class N shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	None
Exchange Fee	None
Account Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (including any sub-transfer agent accounting or administrative services)	0. %
Total Annual Fund Operating Expenses	1. %
Fee Waiver and/or Expense Reimbursement[1]	(0. %	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1. %

[1]

The Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, and any other extraordinary expense. This expense limitation will apply until at least July [    ], 2012, except that if may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee or pays or reimburses the Fund for other expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, if the annual fund operating expense ratio of a class of shares falls below the expense limitation that was in place when the expenses were waived or reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods (taking into account the Fund’s expense limitation for the first year). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year
3 Years
5 Years
10 Years

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period April 6, 2010 to March 31, 2011, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These “fixed income instruments” include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in Emerging Market Countries and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will generally invest in at least four Emerging Market Countries.

An “Emerging Market Country” is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

The Fund may invest in hybrid securities relating to Emerging Market Countries. The Fund may invest, without limitation, in fixed income instruments consisting of securities that at the time of investment are unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”.

The Fund may invest up to 20% of its net assets in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, the Fund may invest in defaulted sovereign investments where the portfolio manager believes the expected debt sustainability of the country exceeds current market valuations. The Fund may invest in derivatives, such as options, swaps (including credit default swaps), futures, structured investments, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility. The Fund is a nondiversified fund under the Investment Company Act of 1940, as amended (“1940 Act”) and is not subject to the general limitation that it not invest more than 5% of its total assets in a single issuer with respect to 75% of its total assets.

In allocating investments among various Emerging Market Countries, the portfolio manager attempts to analyze internal political, market and economic factors. These factors include:

•	public finances;

•	monetary policy;

•	external accounts;

•	financial markets;

•	foreign investment regulations;

•	stability of exchange rate policy; and

•	labor conditions.

In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio manager perceives deterioration in the credit fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the individual security has reached the portfolio manager’s sell target.

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of Emerging Market Countries as compared to developed countries.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

foreign investing risk: the risk that the Fund’s investments will be affected by the market conditions, currencies, and the economic and political climates in the foreign countries in which the Fund invests.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

•

non-diversification risk: the risk that, because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. A decline in the market value of one of the Fund’s investments may affect the Fund’s value more than if the Fund were a diversified fund.

•	debt securities risk:

¡	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

¡

interest rate risk: the risk that debt securities will decline in value because of increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices.

•

market risk: the risk that the overall market will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments.

•

litigation and investigation risk: the risk that pending litigation against the Trust and the Adviser and four employees of the Adviser (including a portfolio manager) or other proceedings could have a material adverse effect on shareholder returns or may be more expensive than anticipated, or impair the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities or sectors for investment.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

Please see “Additional Information About Principal Investment Strategies and Principal Risks—Principal Risks” on page 18 of this Prospectus for a more detailed description of the risks of investing in the Fund.

Performance

Because the Fund commenced operations on April 6, 2010, total return information is not yet available for a full calendar year. Financial information for the Fund from April 6, 2010 through March 31, 2011 is available in the “Financial Highlights” section of this prospectus. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Investment Adviser

DoubleLine Capital LP is the investment adviser to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Luz M. Padilla	Since the Fund’s inception in 2010	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 12 of this Prospectus.

Fund Summary

DoubleLine Multi-Asset Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold Class N shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	1.00%
Exchange Fee	None
Account Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class N
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (including sub-transfer agent accounting or administrative services) [1]	0. %
Acquired Fund Fees and Expenses[1], 2	0. %
Total Annual Fund Operating Expenses	%
Fee Waiver and/or Expense Reimbursement[3]	(0. %	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.__%

[1]	Based on estimated amounts for the current fiscal year.

[2]

“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds and money market funds. Because these costs are indirect, the total operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.

[3]

The Adviser has contractually agreed to waive its investment advisory fee and to pay or reimburse the Fund for other ordinary expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.45% for Class N shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. This expense limitation will apply until at least July [    ], 2012, except that it may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee or pays or reimburses the Fund for other expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, if the annual fund operating expense ratio of a class of shares falls below the expense limitation that was in place when the expenses were waived or reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower because this is a hypothetical example, based on these assumptions, your costs would be:

1 Year
3 Years
5 Years
10 Years

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period December 20, 2010 to March 31, 2011, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks long-term capital appreciation by actively allocating its assets across asset classes, market sectors, and specific investments. The Adviser allocates the Fund’s assets in response to changing market, economic, and political factors and events that the Fund’s portfolio managers believe may affect the value of the Fund’s investments. The Adviser will attempt to construct a portfolio with the potential for capital appreciation, but may also seek to control risk by active allocation among asset classes, market and economic sectors, and issuers. The Fund’s portfolio will be actively managed, and the allocation of the Fund’s assets to asset classes, market sectors, and issuers will change over time, sometimes rapidly.

The Fund’s principal investments may include:

Equity Investments — Equity securities, of any kind, of U.S. or foreign issuers of any size.

Debt obligations — Debt obligations, of any kind, of domestic or foreign private or governmental issuers. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in investments of any maturity and of any quality, and may invest without limit in securities rated below investment grade, sometimes referred to as “high yield” or “junk” bonds, and in unrated securities of any credit quality. When purchasing unrated securities for the Fund, the Adviser may assess such unrated securities as being of comparable ratings quality to other bonds and assign an internal credit rating to such unrated bonds.

Real Estate — Investments in real estate related securities, such as, for example, real estate investment trusts (“REITs”), real estate operating companies, brokers, developers, and builders; property management firms; and mortgage servicing firms.

Commodities — Investments intended to provide exposure to one or more physical commodities or commodities indices. Investments may include, by way of example, exchange-traded funds, futures contracts, options on futures contracts, and forward contracts, and securities designed to provide commodity-based exposures, and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals or other commodity-related investments.

Currencies — Investment positions in various foreign currencies, including actual holdings of those currencies, and forward, futures, swap, and option contracts with respect to foreign currencies.

Short-Term Investments — Short-term, high quality investments.

Although there is no limit on the amount of the Fund’s assets that may be invested in any particular asset class, the Adviser currently expects that the Fund will typically invest at least 20% of its assets in equity securities and other equity-related investments and 20% of its assets in debt obligations and short-term investments; the Fund may invest less than these amounts at any time if the Adviser believes it may be in the Fund’s best interest to do so.

The Fund may make any investment or use any investment strategy consistent with applicable law. The Fund may engage in short sales, either to earn additional return or to hedge existing investments. The Fund may enter into derivatives transactions of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may use derivatives transactions with the purpose or effect of creating investment leverage. Although the Fund reserves the right to invest in derivatives of any kind, it currently expects that it may use the following types of derivatives: futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, commodities or other indicators of value.

The Fund may invest directly in securities or other instruments selected by the Adviser. The Fund may also invest some or all of its assets in other investment companies or pools, including, for example, other open-end or closed-end investment companies, exchange-traded funds, and domestic or foreign private investment vehicles (such as “hedge funds”). The Fund may invest in other investment companies or private investment vehicles managed by the Adviser, to the extent permitted by applicable law.

The Fund is registered as a non-diversified investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest in the securities of a smaller number of issuers than a diversified company. There is no limit on the amount of the Fund’s assets that may be allocated to one or more specific asset classes or market sectors. The Fund may invest without limit in obligations of issuers in any country or group of countries, including “emerging market” countries.

The Adviser may sell investments when it believes they no longer offer attractive potential future returns compared to other investment opportunities or they present undesirable risks, or in order to limit losses on securities that have declined in value.

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

affiliated fund risk: the risk that the Adviser may be subject to a potential conflict of interest in determining whether to invest in an underlying fund managed by the Adviser or in a fund managed by an unaffiliated manager, and may have an economic or other incentive to select the fund managed by it over another fund.

•

asset allocation risk: the risk that the Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and underlying funds and that such allocation will focus on asset classes, underlying funds, or investments that perform poorly or underperform other asset classes, underlying funds, or available investments.

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•

commodities risk: the risk that the value of the Fund’s shares may be affected by changes in the values of one or more commodities, which may be extremely volatile and difficult to value, risk of possible illiquidity, and the risks and costs associated with delivery, storage, and maintenance of precious metals or minerals or other commodity-related investments.

•	debt securities risk:

¡	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

¡

interest rate risk: the risk that debt securities will decline in value because of increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political, and social instability of emerging market countries as compared to developed countries.

•	equity issuer risk: the risk that the value of a company’s stock will decline in value in response to factors affecting that company, that company’s industry, or the market generally.

•

exchange-traded note risk: the risk that the level of the particular market benchmark or strategy to which the note’s return is linked will fall in value; exchange-traded notes are subject to credit risk generally to the same extent as debt securities.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

foreign investing risk: the risk that the Fund’s investments will be affected by the market conditions, currencies, and the economic and political climates in the foreign countries in which the Fund invests.

•

inflation-indexed bond risk: the risk that such bonds will change in value in response to changes in actual or anticipated changes in inflation rates, in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risk generally to the same extent as other similar debt securities.

•

investment company and exchange traded fund risk: the risk that an investment company, including any exchange-traded fund (“ETF”), in which the Fund invests will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

limited operating history risk: the risk that a newly formed fund has a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

•

leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•

liquidity risk: the risk that low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices.

•

litigation and investigation risk: the risk that pending litigation against the Trust and the Adviser and four employees of the Adviser (including a portfolio manager) or other proceedings could have a material adverse effect on shareholder returns or may be more expensive than anticipated, or impair the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Fund.

•

market capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect the Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.

•

market risk: the risk that the overall market will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments.

•

mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

non-diversification risk: the risk that, because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. A decline in the market value of one of the Fund’s investments may affect the Fund’s value more than if the Fund were a diversified fund.

•

portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•

portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable short-term capital gains to investors as compared to a fund that trades less frequently.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

real estate risk: the risk that real estate related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform other funds investing in similar asset classes or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities or sectors for investment.

•	short sales risk: the risk that a security the Fund has sold short increases in value.

•

tax risk: in order to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (“Code”), the Fund must meet requirements regarding, among other things, the source of its income. It is possible that certain of the Fund’s investments in commodity-linked derivatives will not give rise to “qualifying income” for this purpose. Any income the Fund derives from investments in instruments that do not generate “qualifying income” must be limited to a maximum of 10% of the Fund’s annual gross income. If the Fund were to earn non-qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.

•

U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so involve credit risk greater than investments in other types of U.S. Government securities.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” on page 18 of this Prospectus for a more detailed description of the risks of investing in the Fund.

Performance

Because the Fund commenced operations on December 20, 2010, total return information is not yet available for a full calendar year. Financial information for the Fund from December 20, 2010 through March 31, 2011 is available in the “Financial Highlights” section of this prospectus. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Investment Adviser

DoubleLine Capital LP is the investment adviser to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey E. Gundlach	Since the Fund’s inception in 2010	Chief Executive Officer
Bonnie Baha	Since the Fund’s inception in 2010	Portfolio Manager
Samuel Garza	Since the Fund’s inception in 2010	Portfolio Manager
Luz M. Padilla	Since the Fund’s inception in 2010	Managing Director
Jeffrey J. Sherman	Since the Fund’s inception in 2010	Portfolio Manager

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 17 of this Prospectus.

Summary of Other Important Information

Regarding Fund Shares

Purchase and Sale of Class N Shares

You may purchase or redeem Class N shares on any business day by written request via mail (DoubleLine Funds Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 877-DLine11 (877-354-6311), or through authorized dealers, brokers, or other service providers (“financial intermediaries”). Purchases and redemptions by telephone are only permitted if you previously submitted appropriate authorization. The minimum initial and subsequent investment amounts for different types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investments*
Regular	$2,000	$500
Individual Retirement Account	$500	$250

*	A $100 minimum subsequent purchase amount applies for automatic investment plans.

The minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. Certain financial intermediaries also may have investment minimums, which may differ from the Funds’ minimums, and may be waived at the intermediaries’ discretion. The Trust reserves the right to change or waive the minimum initial and subsequent investment amounts without prior notice or to waive the minimum investment amounts for certain intermediaries or individual investors in its discretion.

Tax Information

The Funds’ distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. If you invest in such tax-advantaged arrangements, you may be taxed later upon withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Class N shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser and the Fund’s distributor or any of their affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend a Fund over another investment. Ask your individual salesperson or visit your financial intermediary’s website for more information.

Additional Information About

Principal Investment Strategies and Principal Risks

Investment Objectives

Each Fund’s investment objective described in the respective Summary Sections is “non-fundamental,” which means each Fund may change its investment objective without shareholder approval.

Principal Investment Strategies

DoubleLine Total Return Bond Fund

Under normal circumstances, the DoubleLine Total Return Bond Fund (for purposes of this section, the “Fund”) intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. “Bonds” include bonds, debt securities and other fixed income instruments issued by various governmental or private-sector entities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Generally, bonds consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an “IOU” rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.

The Fund intends to invest more than 50% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations (a “Federal Agency”), or in privately issued mortgage-backed securities rated at time of investment Aa3 or higher by Moody’s or AA- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by the Adviser to be of comparable quality. Generally, mortgage-backed securities consist of government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters.

The Fund may invest in bonds that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Bonds rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The Adviser generally seeks to allocate high yield portfolio holdings broadly among different industries and issuers in an attempt to reduce the impact of negative events for a single industry or issuer.

High yield securities or “junk bonds” can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals.

Investment in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation.

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. Inverse floaters are a type of mortgage-backed security with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the 11th District Cost of Funds Index. Holders of interest-only securities receive only the interest on the underlying mortgage assets but none of the principal, while holders of principal-only securities receive all of the principal but none of the interest on the underlying mortgage assets.

In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio managers determine to take advantage of a better investment opportunity because the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or if they believe it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Principal Risks. The Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order) the following:

• Asset-Backed Securities Risk • Debt Securities Risk • Derivatives Risk • Financial Services Risk • Junk Bond Risk • Liquidity Risk	• Litigation and Investigation Risk • Market Risk • Mortgage-Backed Securities Risk • Portfolio Management Risk • Price Volatility Risk	• Reliance on the Adviser • Securities or Sector Selection Risk • U.S. Government Securities Risk

DoubleLine Core Fixed Income Fund

Under normal circumstances, the DoubleLine Core Fixed Income Fund (for purposes of this section, the “Fund”) intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These “fixed income instruments” include but are not limited to securities issued or guaranteed by the United States Government or a Federal Agency; corporate obligations (including foreign hybrid securities); mortgage-backed securities; asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments; and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Generally, fixed income instruments consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an “IOU” rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.

Generally, mortgage-backed securities consist of government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Various types of assets, primarily automobile and credit cards receivables, are securitized in pass-through structures similar to mortgage pass-through structures.

The Fund may invest in fixed income instruments that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The Adviser generally seeks to allocate high yield portfolio holdings broadly among different industries and issuers in an attempt to reduce the impact of negative events for a single industry or issuer.

High yield securities or “junk bonds” can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals.

Investment in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation.

The Fund may invest up to 5% of its net assets in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. Inverse floaters are a type of mortgage-backed security with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the 11th District Cost of Funds Index. Holders of interest-only securities receive only the interest on the underlying mortgage assets but none of the principal, while holders of principal-only securities are entitled to receive all of the principal but none of the interest on the underlying mortgage assets.

The Fund may invest a portion of its net assets in fixed income instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in Emerging Market Countries. An Emerging Market Country is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

A third party or the Adviser may create a hybrid security by combining an income-producing debt security and the right to receive payment based on the change in the price of an equity security. The “market value” of a hybrid security is the sum of the values of its income-producing component and its equity component.

In managing the Fund’s investments, under normal market conditions, the portfolio manager uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:

•	security selection within a given sector;

•	relative performance of the various market sectors;

•	the shape of the yield curve; and

•	fluctuations in the overall level of interest rates.

The portfolio manager also utilizes active asset allocation in managing the Fund’s investments and monitor the duration of the Fund’s portfolio securities to seek to mitigate the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio manager determines to take advantage of a better investment opportunity because the portfolio manager believes the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or the individual security has reached the portfolio manager’s sell target.

Principal Risks. The Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order) the following:

• Asset-Backed Securities Risk • Debt Securities Risk • Defaulted Securities Risk • Derivatives Risk • Emerging Market Country Risk • Financial Services Risk • Foreign Currency Risk	• Foreign Investing Risk • Junk Bond Risk • Liquidity Risk • Litigation and Investigation Risk • Market Risk • Mortgage-Backed Securities Risk • Portfolio Management Risk	• Price Volatility Risk • Reliance on the Adviser • Securities or Sector Selection Risk • U.S. Government Securities Risk

DoubleLine Emerging Markets Fixed Income Fund

Under normal circumstances, the DoubleLine Emerging Markets Fixed Income Fund (for purposes of this section, the “Fund”) intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These “fixed income instruments” include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in Emerging Market Countries and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Generally, fixed income instruments consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an “IOU” rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.

An Emerging Market Country is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

The Fund will generally invest in at least four Emerging Market Countries. In allocating investments among various Emerging Market Countries, the portfolio manager attempts to analyze internal political, market and economic factors. These factors include:

•	public finances;

•	monetary policy;

•	external accounts;

•	financial markets;

•	foreign investment regulations;

•	stability of exchange rate policy; and

•	labor conditions.

The Fund may invest in hybrid securities relating to Emerging Market Countries. A third party or the Adviser may create a hybrid security by combining an income-producing debt security and the right to receive payment based on the change in the price of an equity security. The “market value” of a hybrid security is the sum of the values of its income-producing component and its equity component.

The Fund may invest, without limitation, in fixed income instruments consisting of securities that at the time of investment are unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. High yield securities or “junk bonds” can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals.

The Fund may invest up to 20% of its net assets in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, the Fund may invest in defaulted sovereign investments where the portfolio manager believes the expected debt sustainability of the country exceeds current market valuations. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest in derivatives, such as options, swaps (including credit default swaps), futures, structured investments, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation.

The Fund is a nondiversified fund under the 1940 Act and is not subject to the general limitation that it not invest more than 5% of its total assets in a particular issuer with respect to 75% of its total assets.

In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio manager perceives deterioration in the credit fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the individual security has reached the portfolio manager’s sell target.

Principal Risks. The Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order) the following:

• Debt Securities Risk • Defaulted Securities Risk • Derivatives Risk • Emerging Market Country Risk • Financial Services Risk • Foreign Currency Risk	• Foreign Investing Risk • Junk Bond Risk • Liquidity Risk • Litigation and Investigation Risk • Market Risk • Non-Diversification Risk	• Portfolio Management Risk • Price Volatility Risk • Reliance on the Adviser • Securities or Sector Selection Risk

DoubleLine Multi-Asset Growth Fund

The DoubleLine Multi-Asset Growth Fund (for purposes of this section, the “Fund”) seeks long-term capital appreciation by actively allocating its assets across asset classes, market sectors, and specific investments. The Adviser allocates the Fund’s investments in response to changing market, economic, and political factors and events that the Fund’s portfolio managers believe may affect the value of the Fund’s investments. The Adviser will attempt to construct a portfolio with the potential for capital appreciation, but may also seek to control risk by active allocation among asset classes, market and economic sectors, and issuers. The Fund’s portfolio will be actively managed, and the allocation of the Fund’s assets to asset classes, market sectors, and issuers will change over time, sometimes rapidly.

The Fund’s principal investments may include:

Equity Investments — Equity securities, of U.S. or foreign issuers of any size. Equity securities include common stocks, preferred stocks, and securities convertible into common or preferred stocks, and options and warrants to purchase common or preferred stocks.

Debt obligations — Debt obligations of any kind, including, by way of example, U.S. and foreign corporate investment-grade securities; U.S. Government securities and securities of foreign governments and supranational entities; U.S. and foreign below investment-grade bonds; mortgage-backed and other asset-backed securities; obligations of international agencies or supranational entities; debt securities convertible into equity securities; inflation-indexed bonds; structured notes, including hybrid or “indexed” securities, event-linked bonds, and loan participations; delayed funding loans and revolving credit facilities; and cash instruments. The Fund may invest in convertible securities and warrants. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in investments of any maturity. The Fund may invest in securities of any quality, and may invest without limit in securities rated below investment grade, sometimes referred to as “high yield” or “junk” bonds. An investment will be considered to be below investment grade if it is rated Ba1 or lower by Moody’s Investors Service, Inc. and BB+ or lower by Standard & Poor’s Ratings Group. The Fund also may invest in unrated securities of any credit quality. When purchasing unrated securities for the Fund, the Adviser may assess such unrated securities as being of comparable ratings quality to other bonds and assign an internal credit rating to such unrated bonds. Fixed income securities in which the Fund invests may include securities that pay interest at fixed rates or at floating or variable rates; payments of principal or interest may be made at fixed intervals or only at maturity or upon the occurrence of stated events or contingencies.

Real Estate — Investments in real estate related securities, such as REITs (equity REITs or mortgage REITs), real estate operating companies, brokers, developers, and builders of residential, commercial, and industrial properties; property management firms; finance, mortgage, and mortgage servicing firms; construction supply and equipment manufacturing companies; and firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

Commodities — Investments intended to provide exposure to one or more physical commodities or securities indices. Investments may include, by way of example, ETFs, futures contracts, options on futures contracts, forward contracts, securities designed to provide commodity-based exposures, and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals or other commodity-related investments.

Currencies — Investment positions in various foreign currencies, including actual holdings of those currencies, and forward, futures, swap, and option contracts with respect to foreign currencies.

Short-Term Investments — Short-term, high quality investments, including, for example, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments.

Although there is no limit on the amount of the Fund’s assets that may be invested in any particular asset class, the Adviser currently expects that the Fund will typically invest at least 20% of its assets in equity securities and other equity-related investments and 20% of its assets in debt obligations and short-term investments; the Fund may invest less than these amounts at any time if the Adviser believes it may be in the Fund’s best interest to do so.

The Fund may make any investment or use any investment strategy consistent with applicable law. The Fund may engage in short sales, either to earn additional return or to hedge existing investments. The Fund may enter into derivatives transactions of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may use derivatives transactions with the purpose or effect of creating investment leverage. Although the Fund reserves the right to invest in derivatives of any kind, it currently expects that it may use the following types of derivatives: futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, commodities or other indicators of value. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, and in some cases the risks of leverage, described in this Prospectus and in the Fund’s Statement of Additional Information (“SAI”)

The Fund may invest directly in securities or other instruments selected by the Adviser. The Fund may also invest some or all of its assets in other investment companies or pools, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles (such as “hedge funds”). The amount of the Fund’s investment in certain investment companies or investment pools may be limited by law or by tax considerations.

The Fund may invest in other investment companies or private investment vehicles managed by the Adviser or affiliates of the Adviser, including other DoubleLine Funds, to the extent permitted by applicable law. Investing in such vehicles involves potential conflicts of interest. For example, the Adviser or its affiliates may receive fees based on the amount of assets invested in those vehicles, which fees may be higher than the fees the Adviser receives for managing the Fund. Investment by the Fund in those other vehicles may be beneficial in the management of those other vehicles, by helping to achieve economies of scale or enhancing cash flows. The Adviser may have an incentive to delay selling or redeeming the Fund’s investment in an affiliated vehicle in order to minimize any adverse effect on that other vehicle. These and other factors may give the Adviser an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund. To reduce this potential conflict of interest, the Adviser has agreed to reduce its advisory fee to the extent of advisory fees paid to the Adviser or its affiliates by other investment vehicles in respect of assets of the Fund invested in those vehicles.

The Fund is registered as a non-diversified investment company as defined in the 1940 Act and may invest in the securities of fewer issuers than a diversified company. There is no limit on the amount of the Fund’s assets that may be allocated to one or more specific asset classes or market sectors. The Fund may invest without limit in obligations of issuers in any country or group of countries, including “emerging market” countries. The amount of the Fund’s investment in a particular asset class, or the types of investments it may make in a particular asset class, may be limited by tax considerations or limitations imposed by federal securities laws.

The Adviser may sell investments when it believes they no longer offer attractive potential future returns compared to other investment opportunities or they present undesirable risks, or in order to limit losses on securities that have declined in value.

Under normal market conditions, the Fund seeks to remain as fully invested as reasonably practicable and to minimize its cash holdings. However, at times, the Adviser may judge that market conditions may make pursuing the Fund’s investment strategies inconsistent with the best interests of its shareholders. The Adviser then may temporarily use alternative strategies that are mainly designed to limit the Fund’s losses. In implementing these strategies, the Fund may invest primarily in, among other things, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities the Adviser considers consistent with such defensive strategies. During this period, the Fund may not achieve its investment objective.

The Adviser may engage in active and frequent trading of the Fund’s portfolio investments. To the extent that it does so, the Fund may incur greater transaction costs and may make greater distributions of income and gains, which will be taxable to shareholders who do not hold their shares through a tax-advantaged or tax-deferred account.

All percentage limitations on investments will apply only at the time of an investment to which the policy or restriction is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s restrictions and policies.

Principal Risks. The Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order) the following:

•      Affiliated Fund Risk

•      Asset Allocation Risk

•      Asset-Backed Securities Risk

•      Commodities Risk

•      Debt Securities Risk

•      Derivatives Risk

•      Emerging Market Country Risk

•      Equity Issuer Risk

•      Exchange-Traded Note Risk

•      Financial Services Risk

•      Foreign Currency Risk

•      Foreign Investing Risk

•      Inflation-Indexed Bond Risk

•      Junk Bond Risk

•      Investment Company and Exchange-Traded Fund Risk

•      Leveraging Risk

•      Limited Operating History Risk

•      Liquidity Risk

•      Litigation and Investigation Risk

•      Market Capitalization Risk

•      Market Risk

•      Mortgage-Backed Securities Risk

•      Non-Diversification Risk

•      Portfolio Management Risk

•      Portfolio Turnover Risk

•      Price Volatility Risk

•      Real Estate Risk

•      Reliance on the Adviser

•      Securities or Sector Selection Risk

•      Short Sale Risk

•      Tax Risk

•      U.S. Government Securities Risk

Principal Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment may earn for you — and the more you can lose. Since the Funds will hold securities with fluctuating market prices, the value of each Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in a Fund could go down as well as up. You can lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Each Fund is affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Adviser makes with respect to the investments of the Funds will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others.

Debt Securities Risks

Debt securities are subject to various risks. Debt securities are subject to, among others, credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument.

Credit risk: refers to the risk that an issuer will default in the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by ratings agencies may be subject to downgrade. Ratings are only opinions of the agencies issuing them and are not guarantees as to quality.

Interest rate risk: refers to the risk that the values of debt instruments held by the Fund will fall in response to increases in interest rates. In general, the values of debt securities fall in response to increases in interest rates, and rise in response to decreases in interest rates. The value of a security with a longer duration will be more sensitive to increases in interest rates than a similar security with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the price of a bond fund with an average duration of eight years would generally be expected to fall approximately 8% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are extremely sensitive to interest rate changes. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Price Volatility Risk

The value of a Fund’s investment portfolio will change as the prices of its investments go up or down. Different parts of the market and different types of debt securities can react differently to developments. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region or market as a whole. Prices of most securities tend to be more volatile in the short-term. Therefore, if you trade frequently or redeem in the short-term, you are more likely to incur a loss than an investor who holds investments for the longer-term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio.

Liquidity Risk

Liquidity risk is the risk that a Fund may invest in securities that trade in lower volumes and may be less liquid than other investments or that a Fund’s investments may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold, a Fund may have to sell at a lower price than the price at which a Fund is carrying the investments or may not be able to sell the investments at all, each of which would have a negative affect on a Fund’s performance. If another fund or investment pool in which a Fund invests is not publicly offered or there is no public market for its shares or accepts investments subject to certain legal restrictions, such as “lock-up periods” implemented by private funds, a Fund may be prohibited by the terms of its investment from selling or redeeming its shares in the fund or pool, or may not be able to find a buyer for those shares at an acceptable price.

Market Risk

Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Instability in the financial markets in recent years has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the securities in which a Fund invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund or the Adviser is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Junk Bond Risk

Fixed income instruments rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities.

Derivatives Risk

A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates, or indexes. These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments. A Fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Adviser. A Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to such a derivative instrument becomes insolvent, a Fund will lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom. Derivatives transactions can create investment leverage and may be highly volatile, and a Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

A Fund may use derivatives to create investment leverage, and a Fund’s use of derivatives may otherwise cause its portfolio to be leveraged. Leverage increases a Fund’s portfolio losses when the value of its investments declines. Since many derivatives involve leverage, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

When a Fund enters into a derivatives transaction as a substitute for or alternative to a direct cash investment, that Fund is exposed to the risk that the derivative transaction may not provide a return that corresponds precisely with that of the underlying investment. It is possible that, when a Fund uses a derivative for hedging purposes, the derivative will not in fact provide the anticipated protection, and the Fund could lose money on both the derivative transaction and the exposure the Fund sought to hedge. No assurance can be given that a particular derivative position will be available when sought by the Adviser. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Certain derivatives may create a risk of loss greater than the amount invested.

Litigation and Investigation Risk

Trust Company of the West has commenced litigation against the Trust, the Adviser, and four employees of the Adviser. The four employees (including Jeffrey Gundlach) are former employees of Trust Company of the West or its affiliates. The suit against the Adviser and the defendant employees alleges, among other things, misappropriation of confidential and proprietary information. The lawsuit against the Adviser and defendant employees seeks, among other things, damages in excess of $200 million and a constructive trust on the limited partnership interests of the Adviser in favor of Trust Company of the West. The lawsuit against the Trust contains allegations that are substantially similar to the allegations in the litigation against the Adviser and the employees and include, among other things, claims that the Trust aided and abetted, and conspired with, the Adviser and the employees to misappropriate Trust Company of the West trade secrets. Trust Company of the West seeks a variety of remedies against the Trust, including compensatory damages for lost profits; disgorgement of certain management fees and any carried interest obtained or retained by the Trust; punitive damages; and certain injunctive relief. There can be no assurances as to the outcome of any litigation. The remedies sought by Trust Company of the West in its litigation against the Trust, if granted, could have a material adverse effect on shareholder returns for the Funds.

Trust Company of the West raised a fund under the U.S. Treasury’s Legacy Securities Public Private Investment Program (the “PPIP”) in the fall of 2009 to be managed by Mr. Gundlach, as key person, and announced in January 2010, subsequent to the termination of Mr. Gundlach, that it had voluntarily withdrawn the fund from the PPIP and would conduct an orderly liquidation of the fund. The Adviser has advised the Trust that employees and former employees of the Adviser have been interviewed by representatives of the Special Inspector General of the Troubled Asset Relief Program, and by the office of the United States Attorney for the Southern District of New York, in connection with the PPIP and in connection with the same allegations of misappropriation of proprietary information made by Trust Company of the West in its litigation against the Adviser. The Adviser understands that the inquiry stems at least in part from a federal grand jury inquiry. The Adviser has informed the Trust that it has cooperated with the inquiry and has voluntarily produced documents. The Trust and the Funds are not involved in any of these inquiries.

Litigation and investigation and defense of any governmental inquiry or investigation can be expensive and time consuming, and their results can be unpredictable. There can be no assurances as to the outcome of these matters. The litigation and any governmental inquiry or investigation could consume a material amount of the Adviser’s resources thereby potentially impairing the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds. In the event of an adverse outcome or if expenses of the litigation and related matters are greater than anticipated, the Adviser’s ability to manage the Funds may be materially impaired, and shareholders, or the viability of the Funds, could be adversely affected.

For additional information, please see “Legal Proceedings” at page 36 of this Prospectus.

Reliance on the Adviser

Each Fund’s ability to achieve its investment objective is dependent upon the Adviser’s ability to identify profitable investment opportunities for the Fund. While the portfolio managers of the Funds have considerable experience in managing other portfolios with investment objectives, policies and strategies that are similar and intend to use similar analytical methods to identify potential investments for the Funds, the past experience of the portfolio managers does not guarantee future results for the Adviser.

Financial Services Risk

The financial services industry is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial services industry depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. The financial services industry is exposed to risks that may impact the value of investments in the industry more severely than investments outside the industry. Businesses in the financial services industry often operate with substantial financial leverage.

Securities or Sector Selection Risk

The risk that the securities held by a Fund will underperform other funds investing in similar asset classes or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities or sectors for investment.

Portfolio Management Risk

Portfolio management risk is the risk that an investment strategy may fail to produce the intended results. There can be no assurance that a Fund will achieve its investment objective. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the securities a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in a Fund.

Mortgage-Backed Securities Risks

Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders and involve, among others, the following risks:

Credit and Market Risks of Mortgage-Backed Securities. Investments by a Fund in fixed rate and floating rate mortgage-backed securities will entail normal credit risks ( i.e. , the risk of non-payment of interest and principal) and market risks ( i.e. , the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to a Fund as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless.

Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have more moderate changes in price when interest rates rise or fall, but their current yield will be affected. The Funds may also purchase securities that are not guaranteed. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgage carries, the default and delinquency rate of the mortgage pool, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization or undercollateralization of a mortgage pool.

Ongoing developments in the residential mortgage market may have additional consequences to mortgage-backed securities. Delinquencies and losses generally have been increasing with respect to securitizations involving residential mortgage loans and may continue to increase as a result of the weakening housing market and the seasoning of securitized pools of mortgage loans. Many so-called “sub-prime” mortgage pools are currently distressed and may be trading at significant discounts to their face value.

Additionally, mortgage lenders recently have adjusted their loan programs and underwriting standards, which has reduced the availability of mortgage credit to prospective mortgagors. This has resulted in reduced availability of financing alternatives for mortgagors seeking to refinance their mortgage loans. The reduced availability of refinancing options for mortgagors has resulted in higher rates of delinquencies, defaults and losses on mortgage loans, particularly in the case of, but not limited to, mortgagors with adjustable rate mortgage loans or interest-only mortgage loans that experience significant increases in their monthly payments following the adjustment date or the end of the interest-only period (see “Adjustable Rate Mortgages” below for further discussion of adjustable rate mortgage risks). These events, alone or in combination with each other and with deteriorating economic conditions in the general economy, may continue to contribute to higher delinquency and default rates on mortgage loans. The tighter underwriting guidelines for residential mortgage loans, together with lower levels of home sales and reduced refinance activity, also may have contributed to a reduction in the prepayment rate for mortgage loans generally and this may continue.

The United States government conservatorship of Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Corporation (“Fannie Mae”) in September 2008 may adversely affect the real estate market and the value of real estate assets generally. It is unclear at this time what the ultimate impact will be.

The Federal Housing Finance Agent (“FHFA”), as conservator or receiver of Fannie Mae and Freddie Mac, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. In the event the guaranty obligations of Fannie Mae or Freddie Mac are repudiated, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and historically have paid them off sooner. When a prepayment happens, a portion of the mortgage-backed security which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-backed securities. This is known as prepayment risk. Mortgage-backed securities are also subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Liquidity Risk of Mortgage-Backed Securities. The liquidity of mortgage-backed securities varies by type of security; at certain times a Fund may encounter difficulty in disposing of such investments. Because mortgage- backed securities may be less liquid than other securities, a Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

Collateralized Mortgage Obligations. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, 2007, 2008 and 2009, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Adjustable Rate Mortgages. Adjustable Rate Mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

In addition, certain ARMs may provide for an initial fixed, below-market or “teaser” interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the “teaser” rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities.

Inverse Floater, Interest and Principal Only Securities Risk. One type of stripped mortgage-backed security pays to one class all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. A Fund may invest in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Asset-Backed Securities Investments Risks

Asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. In a period of declining interest rates, a Fund may be required to reinvest more frequent prepayments on asset-backed investments in lower-yielding investments. Asset-backed securities in which a Fund invests may have underlying assets that include motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. There is a risk that borrowers may default on their obligations in respect of those underlying obligations. Certain assets underlying asset-backed securities are subject to prepayment, which may reduce the overall return to asset-backed security holders. Holders may also experience delays in payment on the securities if the full amounts due on underlying sales contracts or receivables are not realized by a trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of underlying assets. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment as are some mortgage-backed securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to a Fund. It is possible that many or all asset-backed securities will fall out of favor at any time or over time with investors, affecting adversely the values and liquidity of the securities.

Foreign Investing Risk

Investments in foreign securities may involve greater risks than investments in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, corporate insiders and listed companies than does the U.S. and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as a Fund. Political or social instability, civil unrest and acts of terrorism are other potential risks that could impact an investment in a foreign security. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S. which could affect the liquidity of a Fund’s portfolio.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and a Fund may hold various foreign currencies from time to time, the value of a Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates.

Emerging Market Country Risk

Investing in emerging market countries involves substantial risk due to limited information; higher brokerage costs; different accounting standards; thinner trading markets as compared to those in developed countries; currency blockages or transfer restrictions; and expropriation, nationalization or other adverse political economic developments.

Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of developed countries. Some of these countries have in the past failed to recognize private property rights and have nationalized or expropriated the assets of private companies.

The securities markets of emerging market countries may be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. and other developed nations. The limited size of many securities markets in emerging market countries and limited trading volume in issuers compared to the volume in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons other than factors that affect the quality of the securities. In addition, emerging market countries’ exchanges and broker-dealers may generally be subject to less regulation than their counterparts in developed countries. Brokerage commissions and dealer mark-ups, custodial expenses and other transaction costs are generally higher in emerging market countries than in developed countries. As a result, funds that invest in emerging market countries have operating expenses that are higher than funds investing in other securities markets.

Some emerging market countries have a greater degree of economic, political and social instability than the U.S. and other developed countries. Such social, political and economic instability could disrupt the financial markets in which a Fund invests and adversely affect the value of its investment portfolio.

Currencies of emerging market countries have sometimes experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. A devaluation of the currency in which investment portfolio securities are denominated will negatively impact the value of those securities. Emerging market countries have and may in the future impose foreign currency controls and repatriation controls.

Defaulted Securities Risk

The DoubleLine Core Fixed Income Fund and DoubleLine Emerging Markets Fixed Income Fund may invest in securities in default. Defaulted securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in Emerging Markets Countries are different than those in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

Non-Diversification Risk

A non-diversified Fund may invest its assets in a smaller number of issuers than may a diversified mutual fund. These Funds may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund investing in a broader range of issuers. A decline in the market value of one of the Fund’s investments may affect the Fund’s value more than if the Fund were a diversified fund.

Risks Associated with the DoubleLine Multi-Asset Growth Fund

Affiliated Fund Risk

Investing in other investment companies or private investment vehicles managed by the Adviser or affiliates of the Adviser, including other DoubleLine Funds involves potential conflicts of interest. For example, the Adviser or its affiliates may receive fees based on the amount of assets invested in those vehicles, which fees may be higher than the fees the Adviser receives for managing the Fund. Investment by the Fund in those other vehicles may be beneficial in the management of those other vehicles, by helping to achieve economies of scale or enhancing cash flows. The Adviser may have an incentive to delay selling or redeeming the Fund’s investment in an affiliated vehicle in order to minimize any adverse effect on that other vehicle. These and other factors may give the Adviser an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund. To reduce this potential conflict of interest, the Adviser has agreed to reduce its advisory fee to the extent of advisory fees paid to the Adviser or its affiliates by other investment vehicles in respect of assets of the Fund invested in those vehicles.

Asset Allocation Risk

A Fund’s investment performance may depend, at least in part, on how its assets are allocated and reallocated among the asset classes and underlying funds in which it invests according to the Fund’s asset allocation targets and ranges. It is possible that the Adviser will focus on asset classes, underlying funds, or investments that perform poorly or underperform other asset classes, underlying funds, or available investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions. Although the Fund will attempt to invest in a number of different asset classes, to the extent that the Fund invests a significant portion of its assets in a single or limited number of asset classes, underlying funds, or investments, it will be particularly sensitive to the risks associated with the asset classes, funds, or investments in which it concentrates.

Commodities Risk

A Fund may directly or indirectly have exposure to global commodity markets or particular commodities (such as precious metals or natural gas). Therefore, the value of its shares is affected by factors particular to the commodity markets. Commodity prices can be extremely volatile and are affected by a wide range of factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political, and economic developments (for example, regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. A Fund may from time to time invest in one or more subsidiaries organized outside the United States that invest directly or indirectly in precious metals or minerals or other commodity-related investments. The value of a Fund’s investment in a subsidiary may be adversely impacted by the risks associated with delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations of precious metals or minerals or other commodity-related investments as well as by custody and transaction costs associated with a subsidiary’s investment in precious metals or minerals or other commodity-related investments. Any such subsidiary will not be registered under the 1940 Act, and will not be subject to all the investor protections of the 1940 Act.

Equity Issuer Risk

The market prices of equity securities may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general market conditions that are not specially related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The values of equity securities paying dividends at high rates may be more sensitive to change in interest rates than are other equity securities. The Fund may continue to accept new subscriptions and to make additional investment in equity securities even under general market conditions that the fund’s portfolio managers view as unfavorable for equity securities.

Exchange-Traded Note Risk

Exchange-traded notes (“ETNs”) are securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (for example, the New York Stock Exchange (the “NYSE”)) At maturity, the issuer pays to the investor cash equal to the principal amount, subject to adjustment based on changes to a market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply, and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in an ETN, it will bear its proportionate share of any fees and expenses borne by the ETN. There may be times when an ETN trades at a premium or discount to its market benchmark or strategy.

Foreign Currency Risk

Currency risk is the risk that fluctuations in exchange rates may adversely affect the value of a Fund’s investments. Currency risk includes both the risk that currencies in which a Fund’s investments are traded and/or in which a Fund receives income, or currencies in which a Fund has taken an active investment position, will decline in value relative to other currencies. In the case of hedging positions, currency risk includes the risk that the currency a Fund is seeking exposure to will decline in value relative to the foreign currency being hedged. Currency exchange rates fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, and currency controls or other political and economic developments in the U.S. or abroad.

A Fund may use derivatives to acquire positions in currencies whose values the Adviser expects to correlate with the value of currencies the Fund owns, currencies the Adviser wants the Fund to own, or currencies the Fund is exposed to through its investments. This presents the risk that the exchange rates of the currencies involved may not move in relation to one another as expected. In that case, a Fund could lose money on its holding of a particular currency and also lose money on the derivative. A Fund may also take overweighted or underweighted currency positions and/or hedge the currency exposure of the securities in which they have invested. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their security investments and/or their benchmarks.

Inflation-Indexed Bond Risk

Inflation-indexed bonds are fixed income securities whose principal values are periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-indexed bond will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity.

Investment Company and Exchange-Traded Fund Risk

Investments in open-end and closed-end investment companies, including any ETFs, involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. A Fund must pay its pro rata portion of an investment company’s or ETF’s fees and expenses, which may include performance fees that could be substantial (such as, up to 20% or more of the gains on the Fund’s investment in certain investment companies). An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

Limited Operating History Risk

The DoubleLine Multi-Asset Growth Fund is a newly formed fund and has a limited operating history for investors to evaluate. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Fund fails to achieve sufficient scale, it may be liquidated.

Leveraging Risk

Certain transactions, including, for example, when-issued, delayed-delivery, and forward commitment purchases, inverse floaters, loans of portfolio securities, repurchase agreements (or reverse repurchase agreements), and the use of some derivatives, can result in leverage. In addition, the Fund may achieve investment leverage by borrowing money. Leverage generally has the effect of increasing the amounts of loss or gain the Fund might realize, and creates the likelihood of greater volatility of the value of the Fund’s investments. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the Fund. There is risk of loss in excess of invested capital.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A fund that invests substantially in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about medium and small capitalization companies.

Portfolio Turnover Risk

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Portfolio turnover generally involves a number of direct and indirect costs and expenses to the Fund, including, for example, brokerage commissions, dealer mark-ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxable to shareholders at ordinary income rates). Such costs are not reflected in a Fund’s Total Annual Fund Operating Expenses set forth under “Fees and Expenses” but do have the effect of reducing the Fund’s investment return. A Fund and its shareholders will also share in the costs and tax effects of portfolio turnover in any underlying funds in which a Fund invests.

Real Estate Risk

The value of a Fund’s portfolio could change in light of factors affecting the real estate industry. Factors affecting real estate values include the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional market conditions. The value of real estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends.

REITs also are subject to cash flow dependency, defaults by borrowers, and the risk of failing to qualify for special tax treatment accorded REITs under the Code and/or to maintain exemption from investment company status under the 1940 Act.

Short Sale Risk

A Fund may sell a security short and borrow the same security from a broker or other institution to complete the sale. A Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. The loss to the Fund from a short sale is potentially unlimited.

Tax Risk

In order to qualify as a regulated investment company under the Code, a Fund must meet requirements including regarding the source of its income. (See “Taxes” below for a more detailed discussion.) Income from certain commodity-linked derivatives is not income that meets the qualification requirements for a regulated investment company under the Code (“qualifying income”). The tax treatment of certain other commodity-linked derivative instruments in which the Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income. Any income the Fund derives from investments in instruments that do not generate “qualifying income” including commodity-linked swaps and certain other commodity-linked derivatives, must be limited to a maximum of 10% of the Fund’s annual gross income. Certain ETFs and other investment pools in which the Fund may invest might not generate qualifying income, and it may be difficult for the Fund to determine in advance the amount of non-qualifying income that would be generated by such investments. If the Fund were to earn non-qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.

U.S. Government Securities Risk

Some U.S. Government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. Government, and so involve greater risk than investments in other types of U.S. Government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI. Currently, disclosure of the Funds’ portfolio holdings is required by law to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to shareholders and in the quarterly holdings report on Form N-Q. The SAI and Form N-Q are available, free of charge, on the EDGAR database on the Securities and Exchange Commission’s (the “SEC’s”) website at www.sec.gov.

Management of the Funds

Investment Adviser

The investment adviser for the Funds is DoubleLine Capital LP, headquartered at 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser has been investment adviser to the Funds since the inception of each of the Funds. The Adviser manages the investment portfolio and business affairs of the Funds under an Investment Advisory and Management Agreement with the Trust.

The Adviser was founded by Jeffrey E. Gundlach in December 2009. Prior to founding the Adviser, Mr. Gundlach was Chief Investment Officer of the TCW Group, Inc. The Adviser is newly formed and its success is highly dependent upon its founders. As of June [    ], 2011, the Adviser had approximately $             billion of assets under management.

Portfolio Managers

The following individuals serve as portfolio managers and are primarily responsible for the day-to-day management of the Funds’ portfolios as indicated below. Please see the SAI for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Fund(s) they manage.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Jeffrey E. Gundlach	DoubleLine Total Return Bond Fund (since inception 2010) DoubleLine Core Fixed Income Fund (since inception 2010) DoubleLine Multi-Asset Growth Fund (since inception 2010)	Mr. Jeffrey E. Gundlach is the founder and Chief Executive Officer of the Adviser. Mr. Gundlach has been Chief Executive Officer of the Adviser since its inception in December 2009. Mr. Gundlach’s business experience during the last five years prior to founding the Adviser includes holding the following positions at TCW Group, Inc. or its affiliates (“TCW”): Chief Investment Officer, Group Managing Director and President.

Philip A. Barach	DoubleLine Total Return Bond Fund (since inception 2010)	Mr. Philip A. Barach is the President of the Adviser and acts as a portfolio manager. Mr. Barach has been President of the Adviser since its inception in December 2009. During the past five years prior to joining the Adviser, Mr. Barach was Group Managing Director at TCW.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Luz M. Padilla	DoubleLine Emerging Markets Fixed Income Fund (since inception 2010) DoubleLine Multi-Asset Growth Fund (since inception 2010)	Ms. Luz M. Padilla is a Managing Director of the Adviser and acts a portfolio manager. Ms. Padilla has been Managing Director of the Adviser since January 2010. During the past five years prior to joining the Adviser, Ms. Padilla was Managing Director at TCW.

Bonnie Baha	DoubleLine Multi-Asset Growth Fund (since inception 2010)	Ms. Bonnie Baha is a portfolio manager of the Adviser and has been since Adviser’s inception in December 2009. During the past five years prior to joining the Adviser, Ms. Baha was a Managing Director at TCW.

Samuel Garza	DoubleLine Multi-Asset Growth Fund (since inception 2010)	Mr. Samuel Garza is a portfolio manager of the Adviser and has been since the Adviser’s inception in December 2009. During the past five years prior to joining the Adviser, Mr. Garza was a Senior Vice President at TCW.

Jeffrey J. Sherman	DoubleLine Multi-Asset Growth Fund (since inception 2010)	Mr. Jeffrey J. Sherman is a portfolio manager of the Adviser and has been since September 2010. During the past five years prior to joining the Adviser, Mr. Sherman was a Senior Vice President at TCW.

Advisory Agreement

The Trust and the Adviser have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Trust has employed the Adviser to manage the investment of the assets of each Fund, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Trust’s business affairs, subject to the oversight of the Board of Trustees.

Under the Advisory Agreement, the Funds pay to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it, a fee at the following annual rate:

Fund	Annual Management Fee (As a Percentage of the Fund’s Average Daily Net Asset Value)
DoubleLine Total Return Bond Fund	0.40%
DoubleLine Core Fixed Income Fund	0.40%
DoubleLine Emerging Markets Fixed Income Fund	0.75%
DoubleLine Multi-Asset Growth Fund	1.00%

With respect to the DoubleLine Total Return Bond Fund and the DoubleLine Core Fixed Income Fund, the Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the lesser of (a) 0.74% for the Class N shares and (b) the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. With respect to the DoubleLine Emerging Markets Fixed Income Fund, the Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. With respect to the DoubleLine Multi-Asset Growth Fund, the Adviser has contractually agreed to waive its investment advisory fee or reimburse the ordinary operating expenses of the Fund to the extent necessary to limit the ordinary operating expenses to an amount not to exceed 1.45% for Class N shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations will applu until at least July [    ], 2012, except that they may be terminated by the Board of Trustees at any time.

Fees waived or reimbursed by the Adviser may be recouped from a Fund in the three fiscal years following the year in which the fees were waived or reimbursed. Any such reimbursement is subject to the review of the Board of Trustees and may not cause the Fund’s operating expenses to exceed the Fund’s expense limitation that was in place when the expenses were waived or reimbursed.

A discussion regarding the basis for the Board of Trustees approval of the Advisory Agreement with respect to the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, and DoubleLine Emerging Markets Fixed Income Fund is contained in the Funds’ first semi-annual report to shareholders for the six months ended September 30, 2010. A discussion regarding the basis for the Board of Trustees approval of the Advisory Agreement with respect to the DoubleLine Multi-Asset Growth Fund is contained in the Fund’s annual report to shareholders for the period ended March 31, 2011.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties under the agreement.

Payments by the Adviser

The Adviser pays certain costs of marketing the Funds from its investment management fees and other resources available to it. The Adviser may also share with financial intermediaries certain marketing expenses or pay for the opportunity to distribute the Funds through them or their programs, sponsor informational meetings, seminars, client awareness events, support for marketing materials, business building programs or for recordkeeping and investor services. The Adviser or its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, subaccounting, transaction processing and other administrative services. The Funds may also pay for these types of or other services through sub-transfer agency arrangements. Where the Adviser makes these payments, which may be substantial, such payments are in addition to any of these fees paid by the Funds.

The amount of these payments is determined from time to time by the Adviser and may differ among such financial intermediaries. Such payments may provide incentives for such intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such intermediaries and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of a Fund on a list of mutual funds offered as investment options to the financial intermediary’s customers (sometimes referred to as “Shelf Space”); access to the financial intermediary’s registered representatives; and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not, however, change the price an investor pays for shares of a Fund or the amount that the Fund receives to invest on behalf of the investor.

These payments may create potential conflicts of interests between an investor and a financial intermediary who is recommending a particular mutual fund over other mutual funds. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of a Fund and you should contact your financial intermediary for details about any payments it may receive from the Funds or from the Adviser. Payments are typically based on a percentage of assets under management or based on the number of customer accounts or a combination thereof. Although such payments may be more or less, the Adviser expects that the annual payments to a financial intermediary that is compensated based on its customers’ assets will generally range between     % and     % of the intermediary’s customers’ assets invested in the Fund.

Legal Proceedings

On January 7, 2010, Trust Company of the West commenced litigation against the Adviser in the Superior Court of the State of California, County of Los Angeles, Central District (the “Court”), alleging unfair competition. The suit alleges that the Adviser and four employees of the Adviser who are former employees of Trust Company of the West or its affiliates, including Jeffrey Gundlach (such four employees, the “Individuals”), misappropriated Trust Company of the West’s confidential and proprietary information in founding and operating the Adviser and are using such information in competing for assets under management. The lawsuit also includes claims against certain of the Individuals (including Mr. Gundlach), but not the Adviser, for breach of fiduciary duty, misappropriation of trade secrets, breach of confidence, intentional interference with contractual relations and civil conspiracy. The lawsuit seeks, among other things, damages in excess of $200 million and asks that the Court impose a constructive trust on the limited partnership interests of the Adviser in favor of Trust Company of the West.

On February 10, 2010, the Adviser and the Individuals filed with the Court an answer denying all of Trust Company of the West’s claims, and the Individuals (but not the Adviser) filed with the Court a cross-complaint against Trust Company of the West for, among other things, breach of contract in connection with Trust Company of the West’s termination of Mr. Gundlach’s employment and failure to pay amounts due thereunder.

The Adviser has informed the Trust that it believes that it and the Individuals have meritorious defenses to the allegations contained in Trust Company of the West’s lawsuit.

On December 1, 2010, Trust Company of the West initiated litigation against the Trust and certain of the Trustees. The litigation against the Trust and the Trustees contained allegations that were substantially similar to the allegations contained in the litigation against the Adviser and the Individuals. The litigation against the Trust and the Trustees was designated as “related” to and joined with the case against the Adviser and the Individuals in an action in front of the same judge.

The Trust and the Trustees filed motions seeking to have all of the claims against them dismissed. On January 20, 2011, the Court dismissed all of the claims against the Trust and the Trustees, but allowed leave for Trust Company of the West to file an amended complaint in respect of certain of its claims against the Trust and the Trustees. The Court also issued an order, effective upon the filing of an amended complaint, that stays any further proceedings against the Trust and the Trustees until the case against the Adviser and the Individuals has been resolved.

On February 9, 2011, Trust Company of the West filed amended claims against the Trust and a number of John Doe defendants in the Court, but did not reassert any claims against the Trustees. The amended claims contain allegations that are substantially similar to those made in the original litigation against the Trust, and include among other things claims that the Trust aided and abetted, and conspired with, the Adviser and the Individuals to misappropriate Trust Company of the West’s trade secrets. In the complaint related to the amended claims, Trust Company of the West seeks a variety of remedies against the Trust, including compensatory damages for lost profits; disgorgement of certain management fees and any carried interest obtained or retained by the Trust; punitive damages; and certain injunctive relief. There can be no assurance as to the outcome of any litigation. The remedies sought by Trust Company of the West in its litigation against the Trust, if granted, could have a material adverse effect on shareholder returns for the Funds.

The litigation should not impact the expenses of the Funds, as the Adviser has agreed to bear all legal fees and other related expenses of the Trust and the Trustees in connection with defending against the claim.

Trust Company of the West raised a fund under the U.S. Treasury’s Legacy Securities Public Private Investment Program (the “PPIP”) in the fall of 2009 to be managed by Mr. Gundlach, as key person, and announced in January 2010, subsequent to the termination of Mr. Gundlach, that it had voluntarily withdrawn the fund from the PPIP and would conduct an orderly liquidation of the fund. The Adviser has advised the Trust that employees and former employees of the Adviser have been interviewed by representatives of the Special Inspector General of the Troubled Asset Relief Program, and by the office of the United States Attorney for the Southern District of New York, in connection with the PPIP and in connection with the same allegations of misappropriation of proprietary information made by Trust Company of the West in its litigation against the Adviser. The Adviser understands that the inquiry stems at least in part from a federal grand jury inquiry. The Adviser has informed the Trust that it has cooperated with the inquiry and has voluntarily produced documents. The Trust and the Funds are not involved in any of these inquiries.

Litigation and investigation and defense of any governmental inquiry or investigation can be expensive and time consuming, and their results can be unpredictable. There can be no assurances as to the outcome of these matters. The litigation and any governmental inquiry or investigation could consume a material amount of the Adviser’s resources thereby potentially impairing the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds. In the event of an adverse outcome or if expenses of the litigation and related matters are greater than anticipated, the Adviser’s ability to manage the Funds may be materially impaired, and shareholders, or the viability of the Funds, could be adversely affected.

How to Buy Class N Shares

General Information

Each Fund offers more than one class of shares. Shares of each class of a Fund represent an equal pro rata interest in that share class of the Fund. You may purchase Class N shares of a Fund only through certain financial intermediaries, such as a bank, trust company, broker-dealer, or other financial organization, that charge an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for their services and that have made special arrangements with a Fund’s distributor to offer Class N shares to their clients. You may be eligible to purchase Class I shares, which are not subject to a Rule 12b-1 fee and are offered at net asset value, subject to a minimum investment of $100,000. You should consider carefully and consult your financial intermediary regarding whether you may be eligible to purchase Class I shares. The other share classes of each Fund are offered in separate prospectuses. Please call the Funds’ transfer agent at 877-DLine11 (877-354-6311) to obtain more information concerning a Fund’s other share classes, including the prospectuses for the other share classes.

You pay no sales charges to invest in Class N shares of a Fund. Your price for a Fund’s Class N shares is the Class’s net asset value (“NAV”) per share. Your order to purchase shares will be priced based on the next NAV calculated after your order is accepted by the Fund. In order for you to receive the Fund’s share price next calculated, the Fund, the Fund’s transfer agent, or an authorized financial intermediary must receive your order before the close of trading on the NYSE (normally 4:00 p.m., Eastern Time), and, in the case of a request furnished to an authorized financial intermediary, the request must be subsequently communicated properly to the Fund. Because financial intermediaries’ processing times may vary, please ask your financial intermediary or plan administrator, if any, when your account will be credited. The Fund may at its discretion reject any purchase order for Fund shares.

Rule 12b-1 Plan

To compensate a Fund’s distributor for the marketing of a Fund’s shares and services provided to shareholders and for the related expenses it bears, the Class N shares of a Fund make payments to that Fund’s distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation plan that provides for payments at an annual rate (based on average daily net assets) of 0.25% of

Class N shares. Because a Fund’s Rule 12b-1 fees are paid out of a Fund’s Class N assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales loads. All shareholders of Class N shares share in the expense of Rule 12b-1 fees paid from the assets attributable to that Class; however, because these shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan applicable to their class of shares. In addition to payments under the Plan, a Fund reimburses that Fund’s distributor or the Adviser for certain payments they make to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

A Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.

Calculation of NAV

The NAV of each class of a Fund is calculated as of the close of trading on the NYSE (usually 4:00 p.m. Eastern time) every day the exchange is open. It is determined by adding the value of a Fund’s securities, cash and other assets attributable to that class, subtracting all of a Fund’s expenses and liabilities attributable to that class, and then dividing by the total number of shares outstanding for that class of a Fund (assets-liabilities/# of shares = NAV). A Fund’s investments for which market quotations are readily available are valued based on market value. Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Prices obtained from independent pricing services use various observable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, such as dividend discount models, option valuation formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and discounted cash flow models that might be applicable. If a market valuation for a security is unavailable or deemed to be an unreliable indicator of current market value, a Fund will seek to obtain a broker quote from an external data vendor or directly from broker-dealers. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, however, securities with a demand feature exercisable within seven days are generally valued at par. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. A Fund will generally value its investments in other investment companies and private funds, such as hedge funds, at their reported net asset values, to the extent available.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may change significantly on a day that the NYSE is closed without an investor being able to purchase, redeem or exchange shares.

If market or broker-dealer quotations are unavailable or deemed unreliable for a security or if a security’s value would be materially affected by events occurring after the close of a securities market or after quotations are obtained but before a Fund values its portfolio, a Fund may, in accordance with procedures adopted by the Board of Trustees, attempt to assign a value to the security that better reflects the security’s fair value. This value may be higher or lower than the corresponding market price or quotation for such security and, because this process necessarily depends upon judgment, this value may also vary from valuations determined by other funds using their own fair valuation procedures. While the Funds’ use of fair value pricing is intended to result in calculation of an NAV that more fairly reflects security values as of the time of pricing, the Funds cannot guarantee that any fair value price will, in fact, accurately reflect the value of any security such that such security could be sold for the fair value amount.

The values of a Fund’s investments in foreign securities may be determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed each day and the close of the NYSE.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires that investment companies such as the Trust obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Trust’s transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted (though an APO or FPO box number can be used by active duty military personnel). The transfer agent also may ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity.

The Funds are required by law to reject your new account application if you do not provide the required identifying information. The relevant Fund will attempt to collect any missing information required on the application by contacting you, or if applicable, your broker. If a Fund is unable to obtain this information within a timeframe established by the transfer agent in its sole discretion (for example, 72 hours), which may change from time to time, your application will be rejected. With respect to opened accounts, the Funds reserve the right to close your account at the then-current day’s NAV and remit proceeds to you via check if it is unable to verify your identity. The Funds will attempt to verify your identity within a timeframe established at its sole discretion (for example, 96 hours), which may change from time to time. If you are purchasing shares of the Funds through a financial intermediary, check with the financial intermediary for details concerning these requirements.

Minimum Investments for Class N Shares

The minimum investment requirement for initial and subsequent investment in Class N shares of the Funds are as follows:

Type of Account	Minimum Initial Investment	Subsequent Investments*
Regular	$2,000	$500
Individual Retirement Account	$500	$250

*	A $100 minimum subsequent purchase amount applies for automatic investment plans.

The minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The minimum purchase amounts may be reduced or waived by the Funds’ distributor, DoubleLine, or the Trust for specific investors or types of investors, including, without limitation, employee benefit plans, retirement plans, a financial intermediary authorized to sell shares of the Funds, employees of the Adviser and their family members, the Adviser’s affiliates, employees of the Adviser’s affiliates and their family members; investment advisory clients of DoubleLine; and current or former Trustees of the Trust and their family members. A person’s family members include a person’s spouse or life partner and other members of the person’s immediate family, including step and adoptive relationships. Certain intermediaries also may have investment minimums, which may differ from the Funds’ minimums, and may be waived at the intermediaries’ discretion. The Trust reserves the right to change the minimum investment amounts without prior notice.

The Trust may, in its sole discretion, waive the minimum initial or subsequent investment amounts for share purchases by specific investors or types of investors, including, without limitation: employee benefit plans, retirement plans, a financial intermediary authorized to sell shares of a Fund, employees of the Adviser and their family members, the Adviser’s affiliates, employees of the Adviser’s affiliates and their family members; investment advisory clients of DoubleLine; and current or former Trustees of the Trust and their family members. A person’s family members include a person’s spouse or life partner and other members of the person’s immediate family, including step and adoptive relationships. For share purchases made through certain fund networks or other financial intermediaries, the investment minimums (which may be higher or lower than the Fund’s investment minimums) associated with the policies and programs of the fund network or financial intermediary will apply.

The Trust may suspend the offering of Fund shares for any period of time. The Trust may change or waive any investment minimum from time to time.

If your non-retirement account in a Fund falls below the minimum investment necessary to open the particular type of account as a result of redemptions and or exchanges for six months or more, the Trust may close your account and send you the proceeds upon 60 days written notice.

New Account Form

If you are making your initial investment in a Fund and need a New Account Form or need help completing the New Account Form, please contact the transfer agent at 877-DLine11 (877-354-6311) or speak with your representative at your financial intermediary.

Purchase by Mail

You may purchase shares by sending a check made payable to “DoubleLine Funds”, together with a completed New Account Form in the case of an initial investment, to:

Via Regular Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

Subsequent investments should be accompanied by the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.

You also may purchase additional shares of the Fund by calling 877-DLine11 (877-354-6311). If you elected this option on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making this purchase. If your order is accepted prior to 4:00 p.m. Eastern time, your shares will be purchased at the NAV calculated on that day.

All investments must be in U.S. dollars drawn on domestic banks. The Funds will not accept cash, money orders, checks drawn on banks outside the U.S., travelers’ checks, bank checks, drafts, cashiers’ checks in amounts less than $10,000 or credit card checks. Third-party checks, except those payable to an existing shareholder, will not be accepted. In addition, the Funds will not accept post-dated checks, post-dated on-line checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs. You also will be charged $25 for every check returned unpaid.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

Additionally, shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchase by Wire

If you are making your first investment in the Funds, before you wire funds, the transfer agent must have a completed account application. You may mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.

U.S. Bank, N.A.

777 E. Wisconsin Street

Milwaukee, WI 53202

ABA No. 075000022

Credit: U.S. Bancorp Fund Services, LLC

Account No. 112-952-137

Further Credit: DoubleLine Funds [Name of Fund]

(Shareholder Account Number, Shareholder Name)

Before sending your fed wire, please call the transfer agent at 877-DLine11 (877-354-6311) to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into a Fund (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP each purchase must be in the amount of $100 or more and your financial institution must be a member of the ACH network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at 877-DLine11 (877-354-6311). Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Purchases Through an Authorized Third Party

You may buy a Fund’s shares through certain broker-dealers and financial intermediaries. If purchases of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service. From time to time, shares of a Fund may only be available from a single broker-dealer or a limited number of broker-dealers, which may limit a Fund’s ability to attract assets.

How to Redeem Shares

General Information

You may redeem shares on any day the Fund and the NYSE are open. Your shares will be redeemed at the next NAV calculated after your order is received by the Fund in good order.

If you paid for your shares by check or other means, the Fund will not send you your redemption proceeds until the check you used to pay for the shares has cleared or payment for those shares has otherwise been received. In addition, to the extent permitted under applicable SEC rules, the Fund may delay sending out redemption proceeds for more than seven days (generally only applies in cases of very large redemptions, excessive trading or during unusual market conditions). In case of emergencies, the Fund may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions by Mail

You may sell shares by writing a letter that includes

•	your name(s) and signature(s) as they appear on the account form

•	your account number

•	the Fund name

•	the dollar amount you want to redeem

•	how and where to send the proceeds

Mail your letter of instruction to:

Via Regular Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

Your letter of instruction must be accompanied by a signature guarantee or other documentation, if required (see “Signature Guarantees” below).

Signature Guarantees

Some circumstances require written redemption orders, along with signature guarantees. These include:

•	amounts in excess of $100,000;

•	if a change of address request has been received by the transfer agent within the last 30 days;

•	when redemption proceeds are payable to any person, address or bank account not on record; or

•	if ownership is being changed on your account.

The Funds and/or the transfer agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

A signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call 877-DLine11 (877-354-6311) to ensure that your signature guarantee will be processed correctly.

Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source.

Redemptions by Telephone

You may redeem shares by telephone request unless you have declined to have this option. You may have a check sent to the address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account. Redemption proceeds will typically be sent on the business day following your redemption. Wires are subject to a $15 fee. There is no charge to have proceeds sent via ACH and proceeds are typically credited to your bank within two to three days after redemption. In all cases, proceeds will be processed within seven calendar days after the Fund receives your redemption request. Call the transfer agent at 877-DLine11 (877-354-6311) to request your transaction. Telephone redemption requests must be for a minimum of $1,000.

By establishing telephone redemption, you authorize the Fund’s transfer agent to act upon telephone instructions. Before executing an instruction received by telephone, the Fund’s transfer agent will use reasonable procedures to confirm that telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. Once a telephone transaction has been placed, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Systematic Withdrawal Plan

As another convenience, you may redeem shares through the systematic withdrawal plan. Call 877-DLine11 (877-354-6311) to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account. In order to participate in the plan, your account balance must be at least $10,000 and there must be a minimum withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the transfer agent 5 days prior to the effective date.

To reach the transfer agent, U.S. Bancorp Fund Services, LLC, call toll free in the U.S.

877-DLine11 (877-354-6311)

Outside the U.S.

213-633-8200 (collect)

Redemptions Through Your Financial Intermediary or Other Authorized Third Party

You may redeem Class N shares through certain broker-dealers and financial intermediaries. If redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

You may sell your shares of a Fund back to the Fund through your financial intermediary on any day the NYSE and the Fund are open. The financial intermediary may charge you a fee for its services. Redemption requests will be priced at the NAV next determined after they are received by the Fund in good order. In order for you to receive the Fund’s NAV determined on a business day, an authorized financial intermediary must receive your redemption request in good order before the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) and the authorized financial intermediary must subsequently communicate the request properly to the Fund. Please contact your financial intermediary for instructions on how to place redemption requests. Because financial intermediaries’ processing times may vary, please ask your financial intermediary when your account will be debited. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor’s account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed in accordance with the account registration, although in certain circumstances you may need to submit additional documentation to redeem your shares. A signature guarantee is required of all account holders for any redemption request in excess of $100,000. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

If you redeem shares through your financial intermediary, your financial intermediary is responsible for ensuring that the Fund’s transfer agent receives your redemption request in proper form. If your financial intermediary receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded by wire to your account with it; you may also instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your financial intermediary’s or your own complete wiring instructions. Your financial intermediary may charge you separately for this service.

Redemption in Kind

The Trust also reserves the right to honor redemption requests in kind (i.e., payment in portfolio securities rather than cash). If your shares are redeemed in kind you will incur transaction costs upon disposition of the securities received in the distribution.

Other Account Policies

Trading Limits

Frequent trading activity by Fund shareholders can reduce a Fund’s long-term performance in a variety of ways, including as a result of increased trading and transaction costs, disruption to a Fund’s stated portfolio management strategy, and the need to maintain an elevated cash position to meet redemptions (and lost opportunity costs as a result thereof) and forced liquidations. In addition, certain short-term trading activities that attempt to take advantage of inefficiencies in the valuation of a Fund’s securities holdings may dilute the interests of the remaining shareholders and result in unwanted distributions of taxable capital gains to fund shareholders.

Accordingly, the Board of Trustees has adopted policies and procedures that are designed to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. These policies and procedures include:

Trading Limit Policies for All Funds

•

The reservation by the Trust of the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Trust’s view, is likely to engage in excessive trading.

Trading Limit Policies for the DoubleLine Total Return Bond Fund, the DoubleLine Core Fixed Income Fund and the DoubleLine Emerging Markets Fixed Income Fund

•

The reservation by the Trust of the right to prohibit any acquisition of a Fund’s share (through either a purchase or exchange from another Fund) in any calendar year in which the acquirer has previously completed four “round trip” transactions in the Fund. For this purpose, a “round trip” transaction consists of the acquisition of shares of a particular Fund (through either a purchase or exchange from another Fund) and the subsequent redemption of shares of that Fund (through either a sale or an exchange into another Fund). These limits on round trip transactions do not, however, limit a shareholder’s right to redeem their shares.

•	Exchanges out of a Fund within a 15 day period from the last purchase or exchange into the same Fund are monitored.

•	Redemptions out of a Fund within a 15 day period following a purchase may result in future purchases into the Fund being barred.

Exceptions to these trading limits must be approved by a Fund’s Chief Compliance Officer and reported to the Board of Trustees on a quarterly basis.

These restrictions do not necessarily apply to asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), and (except to the extent noted in the next paragraph) do not apply to omnibus accounts, i.e., accounts on behalf of multiple, undisclosed investors, maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to a Fund’s systematic investment or withdrawal program.

While intermediaries, such as brokers, that maintain omnibus accounts, may be required to impose restrictions on the trading activity of accounts traded through those intermediaries, a Fund’s ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. Moreover, the Trust cannot always identify or reasonably detect excessive trading through omnibus accounts or otherwise facilitated by financial intermediaries that transmit purchase, exchange and redemption orders to a Fund, and thus a Fund may have difficulty curtailing such activity.

Redemption Fees (DoubleLine Multi-Asset Growth Fund only)

The DoubleLine Multi-Asset Growth Fund imposes redemption fees. Redemption fees are paid to and retained by the Fund to help offset estimated portfolio transaction costs and other related costs incurred by the Fund as a result of the redemption by allocating those estimated costs to the redeeming shareholder. The Fund will apply a redemption fee equal to 1% of the value of any shares redeemed within 90 days of purchase. To the extent that the redemption fee applies, the price you will receive when you redeem your shares of the Fund is the net asset value next determined after receipt of your redemption request in good order, minus the redemption fee. The Adviser may impose a new redemption fee for the Fund or modify the existing fee at any time.

The Fund permits exceptions to the redemption fee policy for the following transactions: (i) to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, redemptions or exchanges by discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly, or, if more frequent, was the result of an extraordinary change in the management or operation of the wrap program leading to a revised investment model that is applied across all applicable accounts in the wrap program; (ii) to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, redemptions or exchanges by a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan; (iii) to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, the following transactions in participant-directed retirement plans: (A) where the shares being redeemed were purchased with new contributions to the plan (for example, payroll contributions, employer contributions, and loan repayments); (B) redemptions made in connection with taking out a loan from the plan; (C) redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders; (iv) redemptions made as part of a systematic withdrawal plan; (v) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; (vi) redemptions made in connection with a participant’s termination of employment; (vii) redemptions made as part of a periodic rebalancing under an asset allocation model; (viii) involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund; (ix) redemptions of shares acquired through the reinvestment of dividends or distributions paid by the Fund; (x) redemptions and exchanges effected by other mutual funds (for example, funds of funds) that are sponsored by DoubleLine or its affiliates; (xi) to the extent the Fund is used as a qualified default investment alternative under the Employee Retirement Income Security Act of 1974 for certain 401(k) plans; and (xii) otherwise as the officers of DoubleLine or the Trust may determine is appropriate after consideration of the purpose of the transaction and the potential impact to the Fund.

The application of the redemption fee and exceptions may vary among intermediaries, and certain intermediaries may not apply the exceptions listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the redemption fee will be applied to redemptions of your shares.

Please refer to the “Shareholder Fees” table under the caption “Fees and Expenses for the Fund” for details regarding the redemption fee charged by the DoubleLine Multi-Asset Growth Fund.

Exchange Privilege

You can exchange your Class N shares in a Fund for Class N shares in another DoubleLine Fund (if available). Any exchange is subject to the same minimums as an initial or subsequent investment, as applicable. No contingent deferred sales load will be paid on an exchange of shares for shares of the same class of another Fund within the Trust. You can request your exchange in writing or by calling the transfer agent at 877-DLine11 (877-354-6311). Be sure to read the current prospectus for the Fund into which you are exchanging. Any new account established through an exchange will have the same registration as the account from which you are exchanging and will have the same privileges as your original account (as long as they are available). In addition, the Trust reserves the right to change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules.

Conversion of Shares Between Classes

From time to time, the Funds may authorize the conversion of shares of one class to another share class, provided that the shares of the other class are eligible for sale in the owner’s state of residence and all other applicable terms and conditions are met. Further information about conversion of shares between classes may be found in the SAI.

Notice Regarding Delivery of Fund Documents

You will receive periodic mailings regarding the Funds in which you invest. In order to reduce the volume of mail you receive, only one copy of each mailing (including, for example, fund prospectuses) may be sent to an address shared by two or more accounts or to shareholders we reasonably believe are from the same family or household. If you would like to receive one copy of a mailing for each account, please call 877-DLine11 (877-354-6311) to request individual copies of these documents. You must submit a written request to receive individual copies of a prospectus or shareholder report. It may take up to thirty days to process your request.

Unclaimed Property

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Distributions

The amount of distributions of net investment income and of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends from the net investment income of each Fund will be declared and paid monthly, except for the DoubleLine Multi-Asset Growth Fund, which will declare and pay dividends quarterly. Each Fund will make distributions of net realized short term capital gains and net realized long-term capital gains, if any, at least annually. Your distributions will be reinvested in the relevant Fund unless you instruct that Fund otherwise. A Fund does not charge any fees or sales loads on shares purchased through the automatic reinvestment of distributions. You may request that distributions be paid by check. If you elect to receive distributions or net investment income and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the relevant Fund reserves the right to reinvest the distribution check in your account at that Fund’s then current net asset value and will reinvest all subsequent distributions until instructed otherwise.

Taxes

This section is not intended to be a full discussion of tax laws and the effect of such laws on you; furthermore, this discussion is based on the provisions of the Code that are in effect as of the date of this Prospectus. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor regarding your investment in the Fund (including the status of your distributions from the Fund). Additional tax information may be found in the SAI.

Taxes on dividends and distributions. For federal income tax purposes, distributions of investment income (including from municipal bonds, unless a Fund meets applicable holdings requirements that it does not expect to meet) are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions that a Fund properly reports to you as gains from investments that the Fund owned for more than one year are generally taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less and gains on the sale of bonds characterized as a market discount sale are generally taxable to you as ordinary income. For taxable years beginning before January 1, 2013, distributions of investment income that a Fund properly reports to you as derived from “qualified dividend income” are taxed in the hands of individuals at rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with a 0% rate applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2013. Absent further legislation, the maximum long-term capital gain rate is scheduled to return to 20% for taxable years beginning on or after January 1, 2013.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable in the manner described herein whether you receive them in cash or reinvest them in additional shares.

Distributions by a Fund to retirement plans and other tax-advantaged accounts that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Special tax rules apply to investments through such plans and/or accounts. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and/or account and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan and/or account.

A Fund’s investment in certain debt obligations, hedging transactions and derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments, including at times when it may not be advantageous to do so, in order to satisfy its distribution requirements. Such dispositions could result in realization of capital gains, including short-term capital gains that are generally taxable to shareholders at ordinary income rates.

Absent a specific statutory exemption, dividends (other than capital gain dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For taxable years of the Fund beginning before January 1, 2012, a Fund is not required to withhold any amounts with respect to distributions made to foreign persons of certain U.S.-source interest income (“interest-related dividends”) and net short-term capital gains in excess of long-term capital losses (“short-term capital gain dividends”), to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders. A Fund provides no assurance that it will report any distributions as interest-related dividends or short-term capital gain dividends. If you are a non-U.S. investor, please consult your own tax advisor regarding the tax consequences of investing in the Funds.

Taxes when you sell, redeem or exchange your shares. Any gain resulting from a sale, redemption, or exchange (including an exchange for shares of another fund) of your shares in the Funds will also generally be subject to federal income tax at either short-term or long-term capital gain rates depending on how long you owned your shares.

Tax Status of the Fund. The Fund intends to qualify and be treated each year as a “regulated investment company” under the Code, such that the Fund will not be subject to federal income tax on income and capital gains distributed to shareholders. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must meet requirements with respect to the sources of its income, the diversification of its assets, and the distribution of its income. The Fund could in some cases cure a failure to comply with these requirements, including by paying a Fund-level tax and, in the case of a diversification failure, disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such a failure, or if the Fund were otherwise to fail to qualify as a regulated investment company, the Fund would be subject to federal income tax on its net income at regular corporate rates without reduction for distributions to shareholders. When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits, thereby potentially diminishing shareholder returns.

Foreign taxes. The Funds’ investments in foreign securities may be subject to foreign withholding or other taxes. In that case, a Fund’s return on those securities may be decreased. Shareholders of the Funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes, unless the Funds meet certain requirements relating to their asset holdings. In addition, investments in foreign securities may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Derivatives. The Funds’ use of derivatives may affect the amount, timing, and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

Investments in Other Funds. Special tax consequences may apply to shareholders of a Fund as a result of its investments in other funds. Please see the SAI under “Distributions and Taxes” for more information.

Backup Withholding. The Fund will be required in certain cases to withhold taxes on distributions paid to a shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Reporting. Shareholders will be advised annually as to the federal tax status of distributions made by a Fund for the preceding calendar year.

Consult your tax advisor about other possible tax consequences. This is a summary of certain U.S. federal income tax consequences of investing in the Funds. You should consult your tax advisor for more information on your own tax situation, including possible other federal, state, local and foreign tax consequences of investing in the Fund. For more information, see “Distributions and Taxes” in the SAI.

Financial Highlights

The following tables illustrate the financial performance for each Fund for the fiscal period shown. Certain information reflects financial results for a single Fund share. “Total return” illustrates how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by             , the Funds’ independent registered public accounting firm. Their report and the Funds’ financial statements are included in the Funds’ most recent Annual Report to shareholders, which is available upon request.

DoubleLine Total Return Bond Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS N	Period Ended March 31, 2011*
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS
Net investment loss
Net realized and unrealized gain on investments

Total from investment operations

Paid-in capital from redemption fees

Net asset value, end of period

Total return

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed
Portfolio turnover rate

DoubleLine Core Fixed Income Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS N	Period Ended March 31, 2011*
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS
Net investment loss
Net realized and unrealized gain on investments

Total from investment operations

Paid-in capital from redemption fees

Net asset value, end of period

Total return

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed
Portfolio turnover rate

DoubleLine Emerging Markets Fixed Income Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS N	Period Ended March 31, 2011*
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS
Net investment loss
Net realized and unrealized gain on investments

Total from investment operations

Paid-in capital from redemption fees

Net asset value, end of period

Total return

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed
Portfolio turnover rate

DoubleLine Multi-Asset Growth Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS N	Period Ended March 31, 2011*
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS
Net investment loss
Net realized and unrealized gain on investments

Total from investment operations

Paid-in capital from redemption fees

Net asset value, end of period

Total return

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed
Portfolio turnover rate

PRIVACY POLICY

What Does DoubleLine Do With Your Personal Information

Financial companies choose how they share your personal information. This notice provides information about how we collect, share, and protect your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.

All financial companies need to share customers’ personal information to run their everyday businesses. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by a DoubleLine affiliated company.

DoubleLine may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you may give us orally;

•	Information about your transactions with us or others;

•	Information you submit to us in correspondence, including emails or other electronic communications; and

•	Information about any bank account you use for transfers between your bank account and any Fund account, including information provided when effecting wire transfers.

DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:

•

It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide you. For example, it might be necessary to do so in order to process transactions and maintain accounts.

•

DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is authorized by law to do so, such as in the case of a court order, legal investigation, or other properly executed governmental request.

•

In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may share information with an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by calling 877-DLine11 (877-354-6311). If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. Your information is not provided by us to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.

As required by federal law, DoubleLine will notify customers of DoubleLine’s Privacy Policy annually. DoubleLine reserves the right to modify this policy at any time, but in the event that there is a change, DoubleLine will promptly inform its customers of that change.

DoubleLine Funds Trust

You can find more information about the Funds in the following documents:

Statement of Additional Information (SAI)

The Funds’ SAI provides more details about each Fund’s investments and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this Prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C.

Annual and Semi-Annual Reports

Additional information about each Fund’s investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. The Funds’ Annual Report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ first fiscal year.

TO OBTAIN INFORMATION

You can obtain a free copy of these documents, request other information or make general inquiries about the Funds by contacting the Funds:

By Internet:

Go to www.doublelinefunds.com

By Telephone:

Call 877-DLine11 (877-354-6311) or your financial intermediary.

By Mail:

Write to:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

From the SEC

Reports and other information about the Funds (including the statement of additional information) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. The reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and that copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-22378

Return Address:

333 S. Grand Ave., Suite 1800    Los Angeles, CA 90071    1 (877) DLINE11 or 1 (877) 384-6311

fundinfo@doubleline.com    www.doublelinefunds.com

DoubleLine Funds

Prospectus

July [●], 2011

DoubleLine Multi-Asset Growth Fund

- Class A Shares — DMLAX

- Class C Shares — DMLCX

This Prospectus tells you about the Class A shares and Class C shares of the DoubleLine Multi-Asset Growth Fund (the “Fund”), a series of DoubleLine Funds Trust (the “Trust”).

Please read this document carefully before investing, and keep it for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund Summary

DoubleLine Multi-Asset Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for an initial sales load discount on an investment in Class A shares if you and your family invest, or agree to invest in the future, $50,000 or more in Class A shares of the Fund. More information about this discount is available from your financial intermediary and under “Share Class Features – Choosing a Share Class” beginning on page 28 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment; more details about the fees charged to each share class are available starting at page 27 of this Prospectus)

Share Class	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	4.25%		None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	0.75%	[1]	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	1.00%		1.00%
Exchange Fee	None		None
Account Fee	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Class A		Class C
Management Fees	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%
Other Expenses (including any sub-transfer agent accounting or administrative services)	0. %		0. %
Acquired Fund Fees and Expenses[3]	0. %		0. %
Total Annual Fund Operating Expenses	1. %		2. %
Fee Waiver and/or Expense Reimbursement[4]	(0. %	)	(0. %	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.60%		2.35%

[1]	A contingent deferred sales charge applies only to purchases of $1 million or more of Class A shares if the shares are redeemed within 18 months of purchase.

[2]	A contingent deferred sales load of 1.00% applies for Class C shares sold within 12 months of purchase.

[3]

“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds and money market funds. Because these costs are indirect, the total operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.

[4]

DoubleLine Capital LP (the “Adviser”) has contractually agreed to waive its investment advisory fee and to pay or reimburse the Fund for other ordinary expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.45% for Class A shares and 2.20% for Class C shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations will apply until at least July [    ], 2012, except that they may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee or pays or reimburses the Fund for other expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, if the annual fund operating expense ratio of a class of shares falls below the expense limitation that was in place when the expenses were waived or reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower because this is a hypothetical example, based on these assumptions, your costs would be:

	Class A	Class C
1 Year
3 Years
5 Years
10 Years

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period September 29, 2010 to March 31, 2011, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks long-term capital appreciation by actively allocating its assets across asset classes, market sectors, and specific investments. DoubleLine Capital LP (the “Adviser”), the investment adviser to the Fund, allocates the Fund’s assets in response to changing market, economic, and political factors and events that the Fund’s portfolio managers believe may affect the value of the Fund’s investments. The Adviser will attempt to construct a portfolio with the potential for capital appreciation, but may also seek to control risk by active allocation among asset classes, market and economic sectors, and issuers. The Fund’s portfolio will be actively managed, and the allocation of the Fund’s assets to asset classes, market sectors, and issuers will change over time, sometimes rapidly.

The Fund’s principal investments may include:

Equity Investments — Equity securities, of any kind, of U.S. or foreign issuers of any size.

Debt obligations — Debt obligations, of any kind, of domestic or foreign private or governmental issuers. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in investments of any maturity and of any quality, and may invest without limit in securities rated below investment grade, sometimes referred to as “high yield” or “junk” bonds, and in unrated securities of any credit quality. When purchasing unrated securities for the Fund, the Adviser may assess such unrated securities as being of comparable ratings quality to other bonds and assign an internal credit rating to such unrated bonds.

Real Estate — Investments in real estate related securities, such as, for example, real estate investment trusts (“REITs”), real estate operating companies, brokers, developers, and builders; property management firms; and mortgage servicing firms.

Commodities — Investments intended to provide exposure to one or more physical commodities or commodities indices. Investments may include, by way of example, exchange-traded funds, futures contracts, options on futures contracts, and forward contracts, and securities designed to provide commodity-based exposures, and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals or other commodity-related investments.

Currencies — Investment positions in various foreign currencies, including actual holdings of those currencies, and forward, futures, swap, and option contracts with respect to foreign currencies.

Short-Term Investments — Short-term, high quality investments.

Although there is no limit on the amount of the Fund’s assets that may be invested in any particular asset class, the Adviser currently expects that the Fund will typically invest at least 20% of its assets in equity securities and other equity-related investments and 20% of its assets in debt obligations and short-term investments; the Fund may invest less than these amounts at any time if the Adviser believes it may be in the Fund’s best interest to do so.

The Fund may make any investment or use any investment strategy consistent with applicable law. The Fund may engage in short sales, either to earn additional return or to hedge existing investments. The Fund may enter into derivatives transactions of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may use derivatives transactions with the purpose or effect of creating investment leverage. Although the Fund reserves the right to invest in derivatives of any kind, it currently expects that it may use the following types of derivatives: futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, commodities or other indicators of value.

The Fund may invest directly in securities or other instruments selected by the Adviser. The Fund may also invest some or all of its assets in other investment companies or pools, including, for example, other open-end or closed-end investment companies, exchange-traded funds, and domestic or foreign private investment vehicles (such as “hedge funds”). The Fund may invest in other investment companies or private investment vehicles managed by the Adviser, to the extent permitted by applicable law.

The Fund is registered as a non-diversified investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest in the securities of a smaller number of issuers than a diversified company. There is no limit on the amount of the Fund’s assets that may be allocated to one or more specific asset classes or market sectors. The Fund may invest without limit in obligations of issuers in any country or group of countries, including “emerging market” countries.

The Adviser may sell investments when it believes they no longer offer attractive potential future returns compared to other investment opportunities or they present undesirable risks, or in order to limit losses on securities that have declined in value.

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

affiliated fund risk: the risk that the Adviser may be subject to a potential conflict of interest in determining whether to invest in an underlying fund managed by the Adviser or in a fund managed by an unaffiliated manager, and may have an economic or other incentive to select the fund managed by it over another fund.

•

asset allocation risk: the risk that the Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and underlying funds and that such allocation will focus on asset classes, underlying funds, or investments that perform poorly or underperform other asset classes, underlying funds, or available investments.

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•

commodities risk: the risk that the value of the Fund’s shares may be affected by changes in the values of one or more commodities, which may be extremely volatile and difficult to value, risk of possible illiquidity, and the risks and costs associated with delivery, storage, and maintenance of precious metals or minerals or other commodity-related investments.

•	debt securities risk:

¡	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

¡

interest rate risk: the risk that debt securities will decline in value because of increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political, and social instability of emerging market countries as compared to developed countries.

•	equity issuer risk: the risk that the value of a company’s stock will decline in value in response to factors affecting that company, that company’s industry, or the market generally.

•

exchange-traded note risk: the risk that the level of the particular market benchmark or strategy to which the note’s return is linked will fall in value; exchange-traded notes are subject to credit risk generally to the same extent as debt securities.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

foreign investing risk: the risk that the Fund’s investments will be affected by the market conditions, currencies, and the economic and political climates in the foreign countries in which the Fund invests.

•

inflation-indexed bond risk: the risk that such bonds will change in value in response to changes in actual or anticipated changes in inflation rates, in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risk generally to the same extent as other similar debt securities.

•

investment company and exchange traded fund risk: the risk that an investment company, including any exchange-traded fund (“ETF”), in which the Fund invests will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

limited operating history risk: the risk that a newly formed fund has a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

•

leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•

liquidity risk: the risk that low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices.

•

litigation and investigation risk: the risk that pending litigation against the Trust and the Adviser and four employees of the Adviser (including a portfolio manager) or other proceedings could have a material adverse effect on shareholder returns or may be more expensive than anticipated, or impair the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Fund.

•

market capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect the Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.

•

market risk: the risk that the overall market will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments.

•

mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

non-diversification risk: the risk that, because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. A decline in the market value of one of the Fund’s investments may affect the Fund’s value more than if the Fund were a diversified fund.

•

portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•

portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable short-term capital gains to investors as compared to a fund that trades less frequently.

•

real estate risk: the risk that real estate related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform other funds investing in similar asset classes or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities or sectors for investment.

•	short sales risk: the risk that a security the Fund has sold short increases in value.

•

tax risk: in order to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (“Code”), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income. If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.

•

U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so involve credit risk greater than investments in other types of U.S. Government securities.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” on page 10 of this Prospectus for a more detailed description of the risks of investing in the Fund.

Performance

Because the Fund commenced operations on September 29, 2010, total return information is not yet available for a full calendar year. Financial information for the Fund from September 29, 2010 through March 31, 2011 is available in the “Financial Highlights” section of this prospectus. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Investment Adviser

DoubleLine Capital LP (the “Adviser” or “DoubleLine”) is the investment adviser to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey E. Gundlach	Since the Fund’s inception in 2010	Chief Executive Officer
Bonnie Baha	Since the Fund’s inception in 2010	Portfolio Manager
Samuel Garza	Since the Fund’s inception in 2010	Portfolio Manager
Luz M. Padilla	Since the Fund’s inception in 2010	Managing Director
Jeffrey J. Sherman	Since the Fund’s inception in 2010	Portfolio Manager

Purchase and Sale of Shares

You may purchase or redeem shares on any business day by written request via mail (DoubleLine Funds Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 877-DLine11 (877-354-6311), or through authorized dealers, brokers, or other service providers (“financial intermediaries”). Purchases and redemptions by telephone are only permitted if you previously submitted appropriate authorization. The minimum initial and subsequent investment amounts for different types of accounts are shown below, although we may reduce or waive the minimums in some cases.

	Minimum Initial Investment for Regular Accounts/ IRAs	Subsequent Investments for Regular Accounts/ IRAs
Class A Shares	$2,000/$500	$500/$250
Class C Shares	$2,000/$500	$500/$250

The minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. Certain financial intermediaries also may have their own investment minimums, which may differ from the Fund’s minimums, and may be waived at the intermediaries’ discretion. The Trust reserves the right to change or waive the minimum initial and subsequent investment amounts without prior notice or to waive the minimum investment amounts for certain intermediaries or individual investors in its discretion.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. If you invest in such tax-advantaged arrangements, you may be taxed later upon withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser, and the Fund’s distributor or any of their affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your individual salesperson or visit your financial intermediary’s website for more information.

Additional Information About

Principal Investment Strategies and Principal Risks

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment objective is “non-fundamental,” which means the Fund may change its investment objective without shareholder approval.

Principal Investment Strategies

The Fund seeks long-term capital appreciation by actively allocating its assets across asset classes, market sectors, and specific investments. The Adviser allocates the Fund’s investments in response to changing market, economic, and political factors and events that the Fund’s portfolio managers believe may affect the value of the Fund’s investments. The Adviser will attempt to construct a portfolio with the potential for capital appreciation, but may also seek to control risk by active allocation among asset classes, market and economic sectors, and issuers. The Fund’s portfolio will be actively managed, and the allocation of the Fund’s assets to asset classes, market sectors, and issuers will change over time, sometimes rapidly.

The Fund’s principal investments may include:

Equity Investments — Equity securities, of U.S. or foreign issuers of any size. Equity securities include common stocks, preferred stocks, and securities convertible into common or preferred stocks, and options and warrants to purchase common or preferred stocks.

Debt obligations — Debt obligations of any kind, including, by way of example, U.S. and foreign corporate investment-grade securities; U.S. Government securities and securities of foreign governments and supranational entities; U.S. and foreign below investment-grade bonds; mortgage-backed and other asset-backed securities; obligations of international agencies or supranational entities; debt securities convertible into equity securities; inflation-indexed bonds; structured notes, including hybrid or “indexed” securities, event-linked bonds, and loan participations; delayed funding loans and revolving credit facilities; and cash instruments. The Fund may invest in convertible securities and warrants. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in investments of any maturity. The Fund may invest in securities of any quality, and may invest without limit in securities rated below investment grade, sometimes referred to as “high yield” or “junk” bonds. An investment will be considered to be below investment grade if it is rated Ba1 or lower by Moody’s Investors Service, Inc. and BB+ or lower by Standard & Poor’s Ratings Group. The Fund also may invest in unrated securities of any credit quality. When purchasing unrated securities for the Fund, the Adviser may assess such unrated securities as being of comparable ratings quality to other bonds and assign an internal credit rating to such unrated bonds. Fixed income securities in which the Fund invests may include securities that pay interest at fixed rates or at floating or variable rates; payments of principal or interest may be made at fixed intervals or only at maturity or upon the occurrence of stated events or contingencies.

Real Estate — Investments in real estate related securities, such as REITs (equity REITs or mortgage REITs), real estate operating companies, brokers, developers, and builders of residential, commercial, and industrial properties; property management firms; finance, mortgage, and mortgage servicing firms; construction supply and equipment manufacturing companies; and firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

Commodities — Investments intended to provide exposure to one or more physical commodities or securities indices. Investments may include, by way of example, ETFs, futures contracts, options on futures contracts, forward contracts, securities designed to provide commodity-based exposures, and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals or other commodity-related investments.

Currencies — Investment positions in various foreign currencies, including actual holdings of those currencies, and forward, futures, swap, and option contracts with respect to foreign currencies.

Short-Term Investments — Short-term, high quality investments, including, for example, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments.

Although there is no limit on the amount of the Fund’s assets that may be invested in any particular asset class, the Adviser currently expects that the Fund will typically invest at least 20% of its assets in equity securities and other equity-related investments and 20% of its assets in debt obligations and short-term investments; the Fund may invest less than these amounts at any time if the Adviser believes it may be in the Fund’s best interest to do so.

The Fund may make any investment or use any investment strategy consistent with applicable law. The Fund may engage in short sales, either to earn additional return or to hedge existing investments. The Fund may enter into derivatives transactions of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may use derivatives transactions with the purpose or effect of creating investment leverage. Although the Fund reserves the right to invest in derivatives of any kind, it currently expects that it may use the following types of derivatives: futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, commodities or other indicators of value. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, and in some cases the risks of leverage, described in this Prospectus and in the Fund’s Statement of Additional Information (“SAI”)

The Fund may invest directly in securities or other instruments selected by the Adviser. The Fund may also invest some or all of its assets in other investment companies or pools, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles (such as “hedge funds”). The amount of the Fund’s investment in certain investment companies or investment pools may be limited by law or by tax considerations.

The Fund may invest in other investment companies or private investment vehicles managed by the Adviser or affiliates of the Adviser, including other DoubleLine Funds, to the extent permitted by applicable law. Investing in such vehicles involves potential conflicts of interest. For example, the Adviser or its affiliates may receive fees based on the amount of assets invested in those vehicles, which fees may be higher than the fees the Adviser receives for managing the Fund. Investment by the Fund in those other vehicles may be beneficial in the management of those other vehicles, by helping to achieve economies of scale or enhancing cash flows. The Adviser may have an incentive to delay selling or redeeming the Fund’s investment in an affiliated vehicle in order to minimize any adverse effect on that other vehicle. These and other factors may give the Adviser an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund. To reduce this potential conflict of interest, the Adviser has agreed to reduce its advisory fee to the extent of advisory fees paid to the Adviser or its affiliates by other investment vehicles in respect of assets of the Fund invested in those vehicles.

The Fund is registered as a non-diversified investment company as defined in the 1940 Act and may invest in the securities of fewer issuers than a diversified company. There is no limit on the amount of the Fund’s assets that may be allocated to one or more specific asset classes or market sectors. The Fund may invest without limit in obligations of issuers in any country or group of countries, including “emerging market” countries. The amount of the Fund’s investment in a particular asset class, or the types of investments it may make in a particular asset class, may be limited by tax considerations or limitations imposed by federal securities laws.

The Adviser may sell investments when it believes they no longer offer attractive potential future returns compared to other investment opportunities or they present undesirable risks, or in order to limit losses on securities that have declined in value.

Under normal market conditions, the Fund seeks to remain as fully invested as reasonably practicable and to minimize its cash holdings. However, at times, the Adviser may judge that market conditions may make pursuing the Fund’s investment strategies inconsistent with the best interests of its shareholders. The Adviser then may temporarily use alternative strategies that are mainly designed to limit the Fund’s losses. In implementing these strategies, the Fund may invest primarily in, among other things, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities the Adviser considers consistent with such defensive strategies. During this period, the Fund may not achieve its investment objective.

The Adviser may engage in active and frequent trading of the Fund’s portfolio investments. To the extent that it does so, the Fund may incur greater transaction costs and may make greater distributions of income and gains, which will be taxable to shareholders who do not hold their shares through a tax-advantaged or tax-deferred account.

All percentage limitations on investments will apply only at the time of an investment to which the policy or restriction is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s restrictions and policies.

Principal Risks. The Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order) the following:

• Affiliated Fund Risk

• Asset Allocation Risk

• Asset-Backed

• Securities Risk

• Commodities Risk

• Debt Securities Risk

• Derivatives Risk

• Emerging Market

• Country Risk

• Equity Issuer Risk

• Exchange-Traded Note Risk

• Financial Services Risk

• Foreign Currency Risk

• Foreign Investing Risk

• Inflation-Indexed Bond Risk

• Junk Bond Risk

• Investment Company and Exchange-Traded Fund Risk

• Leveraging Risk

• Limited Operating History Risk

• Liquidity Risk

• Litigation and Investigation Risk

• Market Capitalization Risk

• Market Risk

• Mortgage-Backed Securities Risk

• Non-Diversification Risk

• Portfolio Management Risk

• Portfolio Turnover Risk

• Price Volatility Risk

• Real Estate Risk

• Reliance on the Adviser

• Securities or Sector Selection Risk

• Short Sale Risk

• Tax Risk

• U.S. Government Securities Risk

Principal Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment may earn for you — and the more you can lose. Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. When you sell your shares of the Fund, they could be worth more or less than what you paid for them.

The Fund is affected by changes in the economy, or in securities, and other markets. There is also the possibility that investment decisions the Adviser makes with respect to the investments of the Fund will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Your investment in the Fund may be subject (in varying degrees) to the following risks. The Fund may be more susceptible to some of the risks than others.

Affiliated Fund Risk

Investing in other investment companies or private investment vehicles managed by the Adviser or affiliates of the Adviser, including other DoubleLine Funds, involves potential conflicts of interest. For example, the Adviser or its affiliates may receive fees based on the amount of assets invested in those vehicles, which fees may be higher than the fees the Adviser receives for managing the Fund. Investment by the Fund in those other vehicles may be beneficial in the management of those other vehicles, by helping to achieve economies of scale or enhancing cash flows. The Adviser may have an incentive to delay selling or redeeming the Fund’s investment in an affiliated vehicle in order to minimize any adverse effect on that other vehicle. These and other factors may give the Adviser an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund. To reduce this potential conflict of interest, the Adviser has agreed to reduce its advisory fee to the extent of advisory fees paid to the Adviser or its affiliates by other investment vehicles in respect of assets of the Fund invested in those vehicles.

Asset Allocation Risk

The Fund’s investment performance may depend, at least in part, on how its assets are allocated and reallocated among the asset classes and underlying funds in which it invests according to the Fund’s asset allocation targets and ranges. It is possible that the Adviser will focus on asset classes, underlying funds, or investments that perform poorly or underperform other asset classes, underlying funds, or available investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions. Although the Fund will attempt to invest in a number of different asset classes, to the extent that the Fund invests a significant portion of its assets in a single or limited number of asset classes, underlying funds, or investments, it will be particularly sensitive to the risks associated with the asset classes, funds, or investments in which it concentrates.

Asset-Backed Securities Investment Risk

Asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on asset-backed investments in lower-yielding investments. Asset-backed securities in which the Fund invests may have underlying assets that include motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. There is a risk that borrowers may default on their obligations in respect of those underlying obligations. Certain assets underlying asset-backed securities are subject to prepayment, which may reduce the overall return to asset-backed security holders. Holders may also experience delays in payment on the securities if the full amounts due on underlying sales contracts or receivables are not realized by a trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of underlying assets. It is possible that many or all asset-backed securities will fall out of favor at any time or over time with investors, affecting adversely the values and liquidity of the securities.

Commodities Risk

The Fund may directly or indirectly have exposure to global commodity markets or particular commodities (such as precious metals or natural gas). Therefore, the value of its shares is affected by factors particular to the commodity markets. Commodity prices can be extremely volatile and are affected by a wide range of factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political, and economic developments (for example, regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. The Fund may from time to time invest in one or more subsidiaries organized outside the United States that invest directly or indirectly in precious metals or minerals or other commodity-related investments. The value of the Fund’s investment in a subsidiary may be adversely impacted by the risks associated with delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations of precious metals or minerals or other commodity-related investments as well as by custody and transaction costs associated with a subsidiary’s investment in precious metals or minerals or other commodity-related investments. Any such subsidiary will not be registered under the 1940 Act, and will not be subject to all the investor protections of the 1940 Act.

The Fund may also directly or indirectly use commodity-related derivatives. The value of these derivatives may fluctuate more than the relevant underlying commodity or commodities or commodity index.

Debt Securities Risks

The Fund may invest in debt securities. Debt securities are subject to various risks. Debt securities are subject to, among others, credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument.

Credit risk: refers to the risk that an issuer will default in the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by ratings agencies may be subject to downgrade. Ratings are only opinions of the agencies issuing them and are not guarantees as to quality.

Interest rate risk: refers to the risk that the values of debt instruments held by the Fund will fall in response to increases in interest rates. In general, the values of debt securities fall in response to increases in interest rates, and rise in response to decreases in interest rates. The value of a security with a longer duration will be more sensitive to increases in interest rates than a similar security with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the price of a bond fund with an average duration of eight years would generally be expected to fall approximately 8% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are extremely sensitive to interest rate changes. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Derivatives Risk

A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates, or indexes. The Fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Adviser. The Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

The Fund may use derivatives to create investment leverage, and the Fund’s use of derivatives may otherwise cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments declines. Since many derivatives involve leverage, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

When the Fund enters into a derivatives transaction as a substitute for or alternative to a direct cash investment, the Fund is exposed to the risk that the derivative transaction may not provide a return that corresponds precisely with that of the underlying investment. It is possible that, when the Fund uses a derivative for hedging purposes, the derivative will not in fact provide the anticipated protection, and the Fund could lose money on both the derivative transaction and the exposure the Fund sought to hedge.

Emerging Market Country Risk

The Fund may invest in emerging market countries. Investing in emerging market countries involves substantial risk due to limited information; higher brokerage costs; different accounting standards; thinner trading markets as compared to those in developed countries; currency blockages or transfer restrictions; and expropriation, nationalization or other adverse political economic developments.

Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of developed countries. Some of these countries have in the past failed to recognize private property rights and have nationalized or expropriated the assets of private companies.

The securities markets of emerging market countries may be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. and other developed nations. The limited size of many securities markets in emerging market countries and limited trading volume in issuers compared to the volume in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons other than factors that affect the quality of the securities. In addition, emerging market countries’ exchanges and broker-dealers may generally be subject to less regulation than their counterparts in developed countries. Brokerage commissions and dealer mark-ups, custodial expenses and other transaction costs are generally higher in emerging market countries than in developed countries. As a result, funds that invest in emerging market countries have operating expenses that are higher than funds investing in other securities markets.

Some emerging market countries have a greater degree of economic, political and social instability than the U.S. and other developed countries. Such social, political and economic instability could disrupt the financial markets in which the Fund invests and adversely affect the value of its investment portfolio.

Currencies of emerging market countries have sometimes experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. A devaluation of the currency in which investment portfolio securities are denominated will negatively impact the value of those securities. Emerging market countries have and may in the future impose foreign currency controls and repatriation controls.

Equity Issuer Risk

The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general market conditions that are not specially related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The values of equity securities paying dividends at high rates may be more sensitive to change in interest rates than are other equity securities. The Fund may continue to accept new subscriptions and to make additional investment in equity securities even under general market conditions that the fund’s portfolio managers view as unfavorable for equity securities.

Exchange-Traded Note Risk

Exchange-traded notes (“ETNs”) are securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (for example, the New York Stock Exchange (the “NYSE”)) At maturity, the issuer pays to the investor cash equal to the principal amount, subject to adjustment based on changes to a market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply, and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in an ETN, it will bear its proportionate share of any fees and expenses borne by the ETN. There may be times when an ETN trades at a premium or discount to its market benchmark or strategy.

Foreign Currency Risk

Currency risk is the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments. Currency risk includes both the risk that currencies in which the Fund’s investments are traded and/or in which the Fund receives income, or currencies in which the Fund has taken an active investment position, will decline in value relative to other currencies. In the case of hedging positions, currency risk includes the risk that the currency the Fund is seeking exposure to will decline in value relative to the foreign currency being hedged. Currency exchange rates fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, and currency controls or other political and economic developments in the U.S. or abroad.

The Fund may use derivatives to acquire positions in currencies whose values the Adviser expects to correlate with the value of currencies the Fund owns, currencies the Adviser wants the Fund to own, or currencies the Fund is exposed to through its investments. This presents the risk that the exchange rates of the currencies involved may not move in relation to one another as expected. In that case, the Fund could lose money on its holding of a particular currency and also lose money on the derivative. The Fund may also take overweighted or underweighted currency positions and/or hedge the currency exposure of the securities in which they have invested. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their security investments and/or their benchmarks.

Foreign Investing Risk

Investments in foreign securities may involve greater risks than investments in domestic securities because the Fund’s performance may depend on factors other than the performance of a particular company.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, corporate insiders and listed companies than does the U.S. and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Fund. Political or social instability, civil unrest and acts of terrorism are other potential risks that could impact an investment in a foreign security. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S. which could affect the liquidity of the Fund’s portfolio.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Fund may hold various foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates.

Inflation-Indexed Bond Risk

Inflation-indexed bonds are fixed income securities whose principal values are periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-indexed bond will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity.

Investment Company and Exchange-Traded Fund Risk

Investments in open-end and closed-end investment companies, including any ETFs, involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. The Fund must pay its pro rata portion of an investment company’s or ETF’s fees and expenses, which may include performance fees that could be substantial (such as, up to 20% or more of the gains on the Fund’s investment in certain investment companies). An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

Junk Bond Risk

Fixed income instruments rated below investment grade, or unrated securities of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities.

Limited Operating History Risk:

The Fund is a newly formed fund and has a limited operating history for investors to evaluate. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Fund fails to achieve sufficient scale, it may be liquidated.

Leveraging Risk

Certain transactions, including, for example, when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, repurchase agreements (or reverse repurchase agreements), and the use of some derivatives, can result in leverage. In addition, the Fund may achieve investment leverage by borrowing money. Leverage generally has the effect of increasing the amounts of loss or gain the Fund might realize, and creates the likelihood of greater volatility of the value of the Fund’s investments. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the Fund. There is risk of loss in excess of invested capital.

Liquidity Risk

Liquidity risk is the risk that the Fund may invest in securities that trade in lower volumes and may be less liquid than other investments or that the Fund’s investments may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold, the Fund may have to sell at a lower price than the price at which the Fund is carrying the investments or may not be able to sell the investments at all, each of which would have a negative affect on the Fund’s performance. If another fund or investment pool in which the Fund invests is not publicly offered or there is no public market for its shares or accepts investments subject to certain legal restrictions, such as “lock-up periods” implemented by private funds, the Fund may be prohibited by the terms of its investment from selling or redeeming its shares in the fund or pool, or may not be able to find a buyer for those shares at an acceptable price.

Litigation and Investigation Risk

Trust Company of the West has commenced litigation against the Trust, the Adviser, and four employees of the Adviser. The four employees (including Jeffrey Gundlach) are former employees of Trust Company of the West or its affiliates. The suit against the Adviser and the defendant employees alleges, among other things, misappropriation of confidential and proprietary information. The lawsuit against the Adviser and defendant employees seeks, among other things, damages in excess of $200 million and a constructive trust on the limited partnership interests of the Adviser in favor of Trust Company of the West. The lawsuit against the Trust contains allegations that are substantially similar to the allegations in the litigation against the Adviser and the employees and include, among other things, claims that the Trust aided and abetted, and conspired with, the Adviser and the employees to misappropriate Trust Company of the West trade secrets. Trust Company of the West seeks a variety of remedies against the Trust, including compensatory damages for lost profits; disgorgement of certain management fees and any carried interest obtained or retained by the Trust; punitive damages; and certain injunctive relief. There can be no assurances as to the outcome of any litigation. The remedies sought by Trust Company of the West in its litigation against the Trust, if granted, could have a material adverse effect on shareholder returns for the Fund.

Trust Company of the West raised a fund under the U.S. Treasury’s Legacy Securities Public Private Investment Program (the “PPIP”) in the fall of 2009 to be managed by Mr. Gundlach, as key person, and announced in January 2010, subsequent to the termination of Mr. Gundlach, that it had voluntarily withdrawn the fund from the PPIP and would conduct an orderly liquidation of the fund. The Adviser has advised the Trust that employees and former employees of the Adviser have been interviewed by representatives of the Special Inspector General of the Troubled Asset Relief Program, and by the office of the United States Attorney for the Southern District of New York, in connection with the PPIP and in connection with the same allegations of misappropriation of proprietary information made by Trust Company of the West in its litigation against the Adviser. The Adviser understands that the inquiry stems at least in part from a federal grand jury inquiry. The Adviser has informed the Trust that it has cooperated with the inquiry and has voluntarily produced documents. The Trust and the Fund are not involved in any of these inquiries.

Litigation and investigation and defense of any governmental inquiry or investigation can be expensive and time consuming, and their results can be unpredictable. There can be no assurances as to the outcome of these matters. The litigation and any governmental inquiry or investigation could consume a material amount of the Adviser’s resources thereby potentially impairing the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Fund. In the event of an adverse outcome or if expenses of the litigation and related matters are greater than anticipated, the Adviser’s ability to manage the Fund may be materially impaired, and shareholders, or the viability of the Fund, could be adversely affected.

For additional information, please see “Legal Proceedings” at page 25 of this Prospectus.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories — large, medium and small. A fund that invests substantially in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about medium and small capitalization companies.

Market Risk

Various market risks can affect the price or liquidity of an issuer’s securities in which the Fund may invest. Returns from the securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Instability in the financial markets of 2008 and 2009 led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the securities in which the Fund invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund or the Adviser is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Mortgage-Backed Securities Risks

Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders and involve, among others, the following risks:.

Credit and Market Risks of Mortgage-Backed Securities. Investments by the Fund in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless.

Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have more moderate changes in price when interest rates rise or fall, but their current yield will be affected. The Funds may also purchase securities that are not guaranteed. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgage carries, the default and delinquency rate of the mortgage pool, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization or undercollateralization of a mortgage pool.

Ongoing developments in the residential mortgage market may have additional consequences to mortgage-backed securities. Delinquencies and losses generally have been increasing with respect to securitizations involving residential mortgage loans and may continue to increase as a result of the weakening housing market and the seasoning of securitized pools of mortgage loans. Many so-called “sub-prime” mortgage pools are currently distressed and may be trading at significant discounts to their face value.

Additionally, mortgage lenders recently have adjusted their loan programs and underwriting standards, which has reduced the availability of mortgage credit to prospective mortgagors. This has resulted in reduced availability of financing alternatives for mortgagors seeking to refinance their mortgage loans. The reduced availability of refinancing options for mortgagors has resulted in higher rates of delinquencies, defaults and losses on mortgage loans, particularly in the case of, but not limited to, mortgagors with adjustable rate mortgage loans or interest-only mortgage loans that experience significant increases in their monthly payments following the adjustment date or the end of the interest-only period (see “Adjustable Rate Mortgages” below for further discussion of adjustable rate mortgage risks). These events, alone or in combination with each other and with deteriorating economic conditions in the general economy, may continue to contribute to higher delinquency and default rates on mortgage loans. The tighter underwriting guidelines for residential mortgage loans, together with lower levels of home sales and reduced refinance activity, also may have contributed to a reduction in the prepayment rate for mortgage loans generally and this may continue.

The United States government conservatorship of Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Corporation (“Fannie Mae”) in September 2008 may adversely affect the real estate market and the value of real estate assets generally. It is unclear at this time what the ultimate impact will be.

The Federal Housing Finance Agent (“FHFA”), as conservator or receiver of Fannie Mae and Freddie Mac, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. In the event the guaranty obligations of Fannie Mae or Freddie Mac are repudiated, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and historically have paid them off sooner. When a prepayment happens, a portion of the mortgage-backed security which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-backed securities. This is known as prepayment risk. Mortgage-backed securities are also subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Liquidity Risk of Mortgage-Backed Securities. The liquidity of mortgage-backed securities varies by type of security; at certain times the Fund may encounter difficulty in disposing of such investments. Because mortgage-backed securities may be less liquid than other securities, the Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

Collateralized Mortgage Obligations. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, 2007, 2008 and 2009, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Adjustable Rate Mortgages. Adjustable Rate Mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

In addition, certain ARMs may provide for an initial fixed, below-market or “teaser” interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the “teaser” rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities.

Inverse Floater, Interest and Principal Only Securities Risk. One type of stripped mortgage-backed security pays to one class all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. The Fund may invest in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Non-Diversification Risk

The Fund is registered as a non-diversified fund under the 1940, allowing it to invest its assets in a smaller number of issuers than may a diversified mutual fund. The Fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund investing in a broader range of issuers. A decline in the market value of one of the Fund’s investments may affect the Fund’s value more than if the Fund were a diversified fund.

Portfolio Management Risk

Portfolio management risk is the risk that an investment strategy may fail to produce the intended results. There can be no assurance that the Fund will achieve its investment objective. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors, securities, or other investments may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the investments a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in the Fund. The past experience of the Fund’s portfolio managers does not guarantee future results for the Adviser.

Portfolio Turnover Risk

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” Portfolio turnover generally involves a number of direct and indirect costs and expenses to the Fund, including, for example, brokerage commissions, dealer mark-ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxable to shareholders at ordinary income rates). Such costs are not reflected in the Fund’s Total Annual Fund Operating Expenses set forth under “Fees and Expenses” but do have the effect of reducing the Fund’s investment return. The Fund and its shareholders will also share in the costs and tax effects of portfolio turnover in any underlying funds in which the Fund invests.

Real Estate Risk

The value of the Fund’s portfolio could change in light of factors affecting the real estate industry. Factors affecting real estate values include the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional market conditions. The value of real estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends.

REITs also are subject to cash flow dependency, defaults by borrowers, and the risk of failing to qualify for special tax treatment accorded REITs under the Code and/or to maintain exemption from investment company status under the 1940 Act.

Securities or Sector Selection Risk

The risk that the securities held by the Fund will underperform other funds investing in similar asset classes or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities or sectors for investment.

Short Sale Risk

The Fund may sell a security short and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. The loss to the Fund from a short sale is potentially unlimited.

Tax Risk

In order to qualify as a regulated investment company under the Code, the Fund must meet requirements including regarding the source of its income. (See “Taxes” below for a more detailed discussion.) Income from certain commodity-linked derivatives is not income that meets the qualification requirements for a regulated investment company under the Code (“qualifying income”). The tax treatment of certain other commodity-linked derivative instruments in which the Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income. Any income the Fund derives from investments in instruments that do not generate “qualifying income” including commodity-linked swaps and certain other commodity-linked derivatives, must be limited to a maximum of 10% of the Fund’s annual gross income. Certain ETFs and other investment pools in which the Fund may invest might not generate qualifying income, and it may be difficult for the Fund to determine in advance the amount of non-qualifying income that would be generated by such investments. If the Fund were to earn non-qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.

U.S. Government Securities Risk

Some U.S. Government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. Government, and so involve greater risk than investments in other types of U.S. Government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI. Currently, disclosure of the Fund’s portfolio holdings is required by law to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to shareholders and in the Fund’s quarterly holdings report on Form N-Q. The SAI and Form N-Q are available, free of charge, on the EDGAR database on the Securities and Exchange Commission’s (the “SEC’s”) website at www.sec.gov.

Management of the Fund

Investment Adviser

The investment adviser for the Fund is DoubleLine Capital LP, headquartered at 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser has been investment adviser to the Fund since the inception of the Fund. The Adviser manages the investment portfolio and business affairs of the Fund under an Investment Advisory and Management Agreement with the Trust.

The Adviser was founded by Jeffrey E. Gundlach in December 2009. Prior to founding the Adviser, Mr. Gundlach was Chief Investment Officer of the TCW Group, Inc. The Adviser is recently formed and its success is highly dependent upon its founders. As of June [    ], 2011, the Adviser had approximately $             billion of assets under management.

Portfolio Managers

The following individuals serve as portfolio managers for the DoubleLine Multi-Asset Growth Fund and are primarily responsible for the day-to-day management of the Fund’s portfolio. Please see the SAI for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Fund(s) they manage.

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years
Jeffrey E. Gundlach	DoubleLine Multi-Asset Growth Fund (since inception 2010)	Mr. Jeffrey E. Gundlach is the founder and Chief Executive Officer of the Adviser. Mr. Gundlach has been Chief Executive Officer of the Adviser since its inception in December 2009. Mr. Gundlach’s business experience during the last five years prior to founding the Adviser includes holding the following positions at TCW Group, Inc. or its affiliates (“TCW”): Chief Investment Officer, Group Managing Director and President.

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years
Luz M. Padilla	DoubleLine Multi-Asset Growth Fund (since inception 2010)	Ms. Luz M. Padilla is a Managing Director of the Adviser and acts a portfolio manager. Ms. Padilla has been Managing Director of the Adviser since January 2010. During the past five years prior to joining the Adviser, Ms. Padilla was Managing Director at TCW.

Bonnie Baha	DoubleLine Multi-Asset Growth Fund (since inception 2010)	Ms. Bonnie Baha is a portfolio manager of the Adviser and has been since Adviser’s inception in December 2009. During the past five years prior to joining the Adviser, Ms. Baha was a Managing Director at TCW.

Samuel Garza	DoubleLine Multi-Asset Growth Fund (since inception 2010)	Mr. Samuel Garza is a portfolio manager of the Adviser and has been since the Adviser’s inception in December 2009. During the past five years prior to joining the Adviser, Mr. Garza was a Senior Vice President at TCW.

Jeffrey J. Sherman	DoubleLine Multi-Asset Growth Fund (since inception 2010)	Mr. Jeffrey J. Sherman is a portfolio manager of the Adviser and has been since September 2010. During the past five years prior to joining the Adviser, Mr. Sherman was a Senior Vice President at TCW.

Advisory Agreement

The Trust and the Adviser have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Trust has employed the Adviser to manage the investment of the assets of the Fund, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Trust’s business affairs, subject to the oversight of the Board of Trustees.

Under the Advisory Agreement, the Fund pays to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it, a fee at the following annual rate:

Fund	Annual Management Fee (As a Percentage of the Fund’s Average Daily Net Asset Value)
DoubleLine Multi-Asset Growth Fund	1.00%

The Adviser has contractually agreed to waive its investment advisory fee or reimburse the ordinary operating expenses of the Fund to the extent necessary to limit the ordinary operating expenses to an amount not to exceed 1.45% for Class A shares and 2.20% for Class C shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations will apply until at least July [    ], 2012, except that they may be terminated by the Board of Trustees at any time.

Fees waived or reimbursed by the Adviser may be recouped from the Fund in the three fiscal years following the year in which the fees were waived or reimbursed. Any such reimbursement is subject to the review of the Board of Trustees and may not cause the Fund’s operating expenses to exceed the Fund’s expense limitation that was in place when the expenses were waived or reimbursed.

A discussion regarding the basis for the Board of Trustees approval of the Advisory Agreement with respect to the Fund is contained in the Fund’s annual report to shareholders for the period ended March 31, 2011.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties under the agreement.

Payments by the Adviser

The Adviser pays certain costs of marketing the Fund from its investment management fees and other resources available to it. The Adviser may also share with financial intermediaries certain of their marketing expenses or pay for the opportunity to distribute the Fund through them or their programs, sponsor informational meetings, seminars, client awareness events, support for marketing materials, business building programs or for recordkeeping and investor services. The Adviser or its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, sub-accounting, transaction processing, and other administrative services.

The amount of these payments is determined from time to time by the Adviser and may differ among such financial intermediaries. Such payments may provide incentives for such intermediaries to make shares of the Fund available to their customers, and may allow the Fund greater access to such intermediaries and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of the Fund on a list of mutual funds offered as investment options to the financial intermediary’s customers (sometimes referred to as “Shelf Space”); access to the financial intermediary’s registered representatives; and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not, however, change the price an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of the investor.

These payments may create potential conflicts of interests between an investor and a financial intermediary who is recommending a particular mutual fund over other mutual funds. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Fund, and you should contact your financial intermediary for details about any payments it may receive from the Fund or from the Adviser. Payments are typically based on a percentage of assets under management or based on the number of customer accounts or a combination thereof. Although such payments may be more or less, the Adviser expects that the annual payments to a financial intermediary

that is compensated based on its customers’ assets will generally range between     % and     % of the intermediary’s customers’ assets invested in the Fund.

Legal Proceedings

On January 7, 2010, Trust Company of the West commenced litigation against the Adviser in the Superior Court of the State of California, County of Los Angeles, Central District (the “Court”), alleging unfair competition. The suit alleges that the Adviser and four employees of the Adviser who are former employees of Trust Company of the West or its affiliates, including Jeffrey Gundlach (such four employees, the “Individuals”), misappropriated Trust Company of the West’s confidential and proprietary information in founding and operating the Adviser and are using such information in competing for assets under management. The lawsuit also includes claims against certain of the Individuals (including Mr. Gundlach), but not the Adviser, for breach of fiduciary duty, misappropriation of trade secrets, breach of confidence, intentional interference with contractual relations and civil conspiracy. The lawsuit seeks, among other things, damages in excess of $200 million and asks that the Court impose a constructive trust on the limited partnership interests of the Adviser in favor of Trust Company of the West.

On February 10, 2010, the Adviser and the Individuals filed with the Court an answer denying all of Trust Company of the West’s claims, and the Individuals (but not the Adviser) filed with the Court a cross-complaint against Trust Company of the West for, among other things, breach of contract in connection with Trust Company of the West’s termination of Mr. Gundlach’s employment and failure to pay amounts due thereunder.

The Adviser has informed the Trust that it believes that it and the Individuals have meritorious defenses to the allegations contained in Trust Company of the West’s lawsuit.

On December 1, 2010, Trust Company of the West initiated litigation against the Trust and certain of the Trustees. The litigation against the Trust and the Trustees contained allegations that were substantially similar to the allegations contained in the litigation against the Adviser and the Individuals. The litigation against the Trust and the Trustees was designated as “related” to and joined with the case against the Adviser and the Individuals in an action in front of the same judge.

The Trust and the Trustees filed motions seeking to have all of the claims against them dismissed. On January 20, 2011, the Court dismissed all of the claims against the Trust and the Trustees, but allowed leave for Trust Company of the West to file an amended complaint in respect of certain of its claims against the Trust and the Trustees. The Court also issued an order, effective upon the filing of an amended complaint, that stays any further proceedings against the Trust and the Trustees until the case against the Adviser and the Individuals has been resolved.

On February 9, 2011, Trust Company of the West filed amended claims against the Trust and a number of John Doe defendants in the Court, but did not reassert any claims against the Trustees. The amended claims contain allegations that are substantially similar to those made in the original litigation against the Trust, and include among other things claims that the Trust aided and abetted, and conspired with, the Adviser and the Individuals to misappropriate Trust Company of the West’s trade secrets. In the complaint related to the amended claims, Trust Company of the West seeks a variety of remedies against the Trust, including compensatory damages for lost profits; disgorgement of certain management fees and any carried interest obtained or retained by the Trust; punitive damages; and certain injunctive relief. There can be no assurance as to the outcome of any litigation. The remedies sought by Trust Company of the West in its litigation against the Trust, if granted, could have a material adverse effect on shareholder returns for the Fund

The litigation should not impact the expenses of the Fund, as the Adviser has agreed to bear all legal fees and other related expenses of the Trust and the Trustees in connection with defending against the claim.

Trust Company of the West raised a fund under the U.S. Treasury’s Legacy Securities Public Private Investment Program (the “PPIP”) in the fall of 2009 to be managed by Mr. Gundlach, as key person, and announced in January 2010, subsequent to the termination of Mr. Gundlach, that it had voluntarily withdrawn the fund from the PPIP and would conduct an orderly liquidation of the fund. The Adviser has advised the Trust that employees and former employees of the Adviser have been interviewed by representatives of the Special Inspector General of the Troubled Asset Relief Program, and by the office of the United States Attorney for the Southern District of New York, in connection with the PPIP and in connection with the same allegations of misappropriation of proprietary information made by Trust Company of the West in its litigation against the Adviser. The Adviser understands that the inquiry stems at least in part from a federal grand jury inquiry. The Adviser has informed the Trust that it has cooperated with the inquiry and has voluntarily produced documents. The Trust and the Fund are not involved in any of these inquiries.

Litigation and investigation and defense of any governmental inquiry or investigation can be expensive and time consuming, and their results can be unpredictable. There can be no assurances as to the outcome of these matters. The litigation and any governmental inquiry or investigation could consume a material amount of the Adviser’s resources thereby potentially impairing the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Fund. In the event of an adverse outcome or if expenses of the litigation and related matters are greater than anticipated, the Adviser’s ability to manage the Fund may be materially impaired, and shareholders, or the viability of the Fund, could be adversely affected.

Share Class Features

Types of Shares Available

Class A and Class C shares are offered in this Prospectus. Expenses and sales loads vary among the classes. Classes A and C shares are only available through certain financial intermediaries. You should consider carefully, and ask your financial intermediary about, the amount of any sales load or 12b-1 fee that will apply to your investment in the Fund and whether you would pay a lower sales load or 12b-1 fee if you were to purchase shares of another share class or if you were to purchase shares of the Fund through a different platform or intermediary. New rules recently proposed by the SEC might, if enacted, limit the ability of the Fund to pay fees for distribution and shareholder servicing at levels currently contemplated, and may in particular limit the continued availability of Class C shares. The information provided in this section regarding sales loads and programs to reduce the sales load you may pay in connection with the purchase of Class A and C shares of the Fund can also be found, free of charge, on the Fund’s website at www.doublelinefunds.com.

Expenses

There are two types of expenses related to mutual funds: expenses you pay directly (called a sales load) and expenses that are deducted from fund assets.

Expenses You Pay Directly. There is a one-time charge that you may pay upon either purchase or redemption of Class A or Class C shares. At purchase it is called an “initial sales load”, at redemption, a “deferred sales load.” These charges provide compensation to the Fund’s distributor, in connection with the sale of the Fund’s shares to you.

Expenses You Pay Through the Fund. The costs of managing and administering the Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, distribution (“Rule 12b-1 fees”) and shareholder servicing, custody, auditing, administrative and transfer agency expenses, and fees and expenses of Trustees.

Distribution Arrangements and Rule 12b-1 Fees

To compensate the Fund’s distributor for the marketing of the Fund’s shares and services provided to shareholders and for the related expenses it bears, the Class A and Class C shares of the Fund make payments to the Fund’s distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) of 0.25% of Class A and 1.00% of Class C shares. (At least 0.25% of the amount paid under the Plan in respect of the Fund’s Class C shares is intended to provide compensation for shareholder servicing.) Because Rule 12b-1 fees are paid out of the Fund’s Class A and Class C assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales loads. For example, the higher Rule 12b-1 fees for Class C shares may cost you more over time than paying the initial sales load for Class A shares. All shareholders of Class A or Class C shares share in the expense of Rule 12b-1 fees paid from the assets attributable to that Class; however, because these shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan applicable to their class of shares. In addition to payments under the Plan, the Fund reimburses the Fund’s distributor or the Adviser for certain payments they make to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.

Choosing a Share Class

The different share classes have different expense structures and eligibility requirements. You should choose the cost structure that best meets your needs and for which you are eligible. Some factors to consider are the amount you plan to invest, the time period before you expect to sell your shares, and whether you might invest more money in the Fund and other DoubleLine funds in the future. In addition, you should consider that all or a portion of the sales load or Rule 12b-1 fees relating to your investment may serve as compensation to your financial intermediary for services it provides. When you buy Class A shares, the initial sales load is deducted from the amount you invest, unless you qualify for an initial sales load waiver (which could make you subject to a contingent deferred sales load in some cases). This means that less money will be invested in the Fund immediately. Class C shares do not have initial sales loads, but you may pay a contingent deferred sales load if you sell your shares, and you will have higher ongoing operating expenses than you would if you purchased Class A shares. Please see the eligibility requirements for each share class below.

The chart below summarizes the features of the different share classes. This chart is only a general summary, and you should read the description of the fees and expenses of each share class in the Fund Summary in this Prospectus. You should also consider the effects of any available sales load waivers.

	Minimum Initial Investment for Regular Accounts/IRAs	Subsequent Investments for Regular Accounts/IRAs		Initial Sales Charge (Load)	Maximum Contingent Deferred Sales Load	Annual 12b-1 Fee
Class A Shares	$2,000/$500	$500/$250	[1]	4.25%[2]	0.75%[3]	0.25%
Class C Shares	$2,000/$500	$500/$250	[1]	None	1.00%	1.00%

[1]	A $100 minimum subsequent purchase amount applies for automatic investment plans.

[2]	As discussed below, the initial sales load with respect to Class A shares may be waived in certain circumstances.

[3]	A contingent deferred sales load of up to 0.75% applies only to purchases of $1 million or more of Class A shares if the shares are redeemed within 18 months of purchase.

The Trust may, in its sole discretion, waive the minimum initial or subsequent investment amounts for share purchases by specific investors or types of investors, including, without limitation: employee benefit plans, retirement plans, a financial intermediary authorized to sell shares of the Fund, employees of the Adviser and their family members, the Adviser’s affiliates, employees of the Adviser’s affiliates and their family members; investment advisory clients of DoubleLine; and current or former Trustees of the Trust and their family members. A person’s family members include a person’s spouse or life partner and other members of the person’s immediate family, including step and adoptive relationships. For share purchases made through certain fund networks or other financial intermediaries, the investment minimums (which may be higher or lower than the Fund’s investment minimums) associated with the policies and programs of the fund network or financial intermediary will apply.

The Trust may suspend the offering of Fund shares for any period of time. The Trust may change or waive any investment minimum from time to time.

Class A Shares

You may purchase Class A shares of the Fund through a financial intermediary that has an arrangement with the Fund’s distributor. When you buy Class A shares, you pay an initial sales load at the time of your investment, which is included in the offering price. This load is deducted from the amount you invest, and the remainder of your purchase price is used to buy shares in the Fund. The initial sales load varies depending upon the size of your purchase, as set forth below. You may be eligible to have the initial sales load reduced or waived under certain circumstances. You may qualify for a reduction of the initial sales load based on the amount you invest, or you may be eligible to have the initial sales load waived under certain circumstances. Please see the table and information below for details. Shares purchased pursuant to the Fund’s dividend reinvestment program are not subject to a sales load. For additional information about sales loads and sales load reductions and waivers, please see the information provided below, or consult with your financial advisor. It is the responsibility of your financial intermediary to ensure that you obtain the proper “breakpoint” discount. In addition, Class A shares are subject to a 12b-1 fee of 0.25%.

Amount of Purchase Payment	Sales Load as a % of Offering Price	Sales Load as a % of Net Amount Invested	Commission as a % of Offering Price[2]
Less than $50,000	4.25%	4.44%	4.25%
$50,000 to $99,999	4.00%	4.17%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.50%
$250,000 to $499,999	2.50%	2.56%	2.50%
$500,000 to $999,999	2.00%	2.04%	2.00%
$1,000,000 to $2,999,999	None [1]	None [1]	0.75%
$3,000,000 to $9,999,999	None [1]	None [1]	0.50%
$10,000,000 or more	None [1]	None [1]	0.25%

[1]

If you purchase $1 million worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 18 months of purchase, you would pay a contingent deferred sales load of up to 0.75% of the value of the Class A shares when they were purchased. Your actual contingent deferred sales load will equal the commission paid in connection with the purchase of the shares redeemed (for example, if you purchase $3,000,000 of Class A shares and redeem them within 18 months of their purchase, you will pay a contingent deferred sales load equal to 0.50% of the value of the shares when they were purchased).

[2]	Based on the amount of the purchase payment.

Purchases at Net Asset Value. Class A shares may be purchased without initial sales loads by: (1) investment advisory clients of DoubleLine; (2) current or former Trustees and their family members; (3) trustees or custodians of any employee benefit plan or employer-sponsored retirement plan, IRA, Keogh plan, or trust established for the benefit of an employee or officer of DoubleLine and any of its affiliates; (4) any trust company or bank trust department exercising discretionary investment authority and holding unallocated accounts in a fiduciary, agency, custodial, or similar capacity; (5) certain financial intermediaries such as broker-dealers, financial institutions, and registered investment advisers and their investors who buy through accounts established with certain fee-based investment advisers or financial planners, wrap fee accounts, and other managed agency/asset allocation accounts; (6) employees and officers of the Adviser or Trust and their respective family members, (7) any of DoubleLine’s affiliates, their employees and their employees’ family members. A person’s family members include a person’s spouse or life partner and other members of the person’s immediate family, including step and adoptive relationships.

Sales Load Discount Programs. An employee benefit plan or employer-sponsored retirement plan is eligible to purchase Class A shares without a sales load if its plan administrator or dealer of record has entered into an agreement to that effect with DoubleLine or the Fund’s distributor.

You may qualify for a reduced initial sales load through the rights of accumulation program and through investment by a letter of intent.

Rights of Accumulation. To reduce your initial sales load on Class A shares, you may combine subsequent Class A share purchases with your current Class A share holdings. You may also include shares held by your spouse and minor children. The applicable sales charge for the new purchase is based on the total of your current purchase and the current value, based on the Fund’s public offering price, of all of the other Class A shares you own. Simply notify the financial intermediary through whom you purchase your shares that your purchase will qualify for a reduction in the initial sales load and provide the names and account numbers of the family members whose holdings are to be included.

Investment by Letter of Intent. An investor who intends to invest over a 13-month period at least $50,000, the minimum amount required to reduce the initial sales load applicable to a purchase of Class A shares of the Fund, may do so pursuant to a letter of intent. The initial sales load for each purchase pursuant to the letter of intent will be at the reduced rate that would apply if the full investment to be made over the 13-month period were made at one time. You can include purchases by your spouse and minor children in order to obtain the sales load discount. However, you cannot include shares that were not or are not subject to a sales load, such as shares purchased through the reinvestment of dividends and distributions. Also, shares purchased or held through an employee benefit plan or employer-sponsored retirement plan are not eligible for purposes of determining whether an investor has qualified for a reduced initial sales load through the use of a letter of intent.

In order to obtain the sales load discount, you should inform your financial intermediary at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for purposes of calculating the initial sales load. The Fund or your financial intermediary may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial intermediary. Restrictions may apply to certain accounts and transactions.

Completion of a letter of intent does not bind a shareholder to buy the entire intended investment amount. However, the Fund’s transfer agent will escrow shares valued at up to 4.25% of the total intended investment amount to ensure payment of the appropriate initial sales loads if the intended purchases are not made.

Further details about sales loads are available in the SAI.

Class C Shares

You may purchase Class C shares of the Fund through a financial intermediary that has an arrangement with the Fund’s distributor. The sales load on Class C shares is deferred and will be charged if you redeem shares within twelve months of purchase. The contingent deferred sales load is 1.00% of the purchase price of the shares. When you purchase Class C shares of the Fund, the full amount of your investment is invested in the Fund.

Class C shares are subject to a 12b-1 fee (1.00%), which is greater than the Rule 12b-1 fee associated with Class A shares (0.25%). This means that you could pay more in Rule 12b-1 fees over time than the initial or contingent deferred sales loads you would have paid if you had purchased Class A shares.

The Fund’s distributor may pay your financial intermediary a commission of up to 1.00% of the value of the Class C shares of the Fund that you purchase.

You may be eligible to purchase other share classes of the Fund, which are not subject to a sales load or Rule 12b-1 fee, or which are subject to a lower Rule 12b-1 fee than Class C shares. In addition to Class A shares offered in this prospectus, the Fund offers two other share classes in different prospectuses. You should consider carefully and consult your financial intermediary regarding whether you may be eligible to purchase other share classes.

Information About Contingent Deferred Sales Loads

When you place an order to sell Class C shares (and, in some instances, Class A shares), any contingent deferred sales load will be deducted from the proceeds of the sale or additional shares will be redeemed to cover the contingent deferred sales load for a period of twelve months (eighteen months, in the case of certain purchases of Class A shares) after the purchase of those shares. The contingent deferred sales load is imposed on the original purchase price of the shares. Shares purchased pursuant to the Fund’s dividend reinvestment program are not subject to a sales load.

When you sell Class C shares, the contingent deferred sales load is generally calculated in a manner designed to pay the least amount of contingent deferred sales load possible. Shares acquired through the reinvestment of dividends or capital gains distributions would be redeemed first. Shares you have owned the longest would be redeemed next because they may not be subject to a sales load. For tax purposes, the amount of any contingent deferred sales load will reduce the capital gain you realize upon the sale of your shares, or increase your capital loss, as the case may be.

No contingent deferred sales load will be paid on an exchange of shares for shares of the same class of another Fund (if available) within the Trust; however, the shares you receive in connection with an exchange will continue to be subject to a contingent deferred sales load. The load may be waived for a total or partial redemption within a year of the death or disability of the shareholder or to satisfy a mandatory minimum distribution from an IRA account upon turning 70 1/2 years old. If you are making an automatic withdrawal of proceeds of Class C shares, no contingent deferred sales load will be imposed, so long as you do not withdraw annually more than 12% of the account value as of the time when you set up the account plan.

How to Buy Shares

General Information

The Fund offers more than one class of shares. Shares of each class of the Fund represent an equal pro rata interest in that Fund. Classes A and C shares may be purchased as described below. The other share classes of the Fund are offered in separate prospectuses. Please call the Fund’s transfer agent at 877-DLine11 (877-354-6311) to obtain more information concerning the Fund’s other share classes, including the prospectus for the other share classes. Each share class is offered at its current net asset value (“NAV”).

You may purchase Class A and Class C shares of the Fund through financial intermediaries having an arrangement with the Fund’s distributor. If you do not have a financial intermediary, the Fund’s distributor can provide you with a list of firms through which you may purchase Class A and Class C shares of the Fund. Your financial intermediary is responsible for forwarding all of the necessary documentation to the Fund, and may charge you separately for its services. The purchase, redemption and exchange policies and fees charged by such financial intermediaries may differ from those that would apply to transactions effected through the Fund’s transfer agent. For instance, financial intermediaries may charge transaction fees in addition to any fees charged by the Fund, and may set different minimums or limitations on buying, exchanging, or redeeming shares. Please consult a representative of your financial intermediary for further information.

The price you pay for the Fund’s shares is the Fund’s NAV per share plus any applicable sales load. Your order to purchase shares will be priced based on the next NAV calculated after your order is accepted by the Fund (or your financial intermediary). In order for you to receive the Fund’s share price next calculated, the Fund, the Fund’s transfer agent, or an authorized financial intermediary must receive your order before the close of trading on the NYSE (normally 4:00 p.m., Eastern Time), and, in the case of a request furnished to an authorized financial intermediary, the request must be subsequently communicated properly to the Fund. Because financial intermediaries’ processing times may vary, please ask your financial intermediary or plan administrator, if any, when your account will be credited. The Fund may at its discretion reject any purchase order for Fund shares.

Calculation of NAV

The NAV of each class of the Fund is calculated as of the close of trading on the NYSE (usually 4:00 p.m. Eastern time) every day the exchange is open. It is determined by adding the value of the Fund’s securities, cash and other assets attributable to that class, subtracting all of the Fund’s expenses and liabilities attributable to that class, and then dividing by the total number of shares outstanding for that class of the Fund (assets-liabilities/# of shares = NAV). The Fund’s investments for which market quotations are readily available are valued based on market value. Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Prices obtained from independent pricing services use various observable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, such as dividend discount models, option valuation formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and discounted cash flow models that might be applicable. If a market valuation for a security is unavailable or deemed to be an unreliable indicator of current market value, the Fund will seek to obtain a broker quote from an external data vendor or directly from broker-dealers. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, however, securities with a demand feature exercisable within seven days are generally valued at par. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The Fund will generally value its investments in other investment companies and private funds, such as hedge funds, at their reported net asset values, to the extent available.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services at the time the Fund calculates its NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may change significantly on a day that the NYSE is closed without an investor being able to purchase, redeem or exchange shares.

If market or broker-dealer quotations are unavailable or deemed unreliable for a security or if a security’s value has been materially affected by events occurring after the close of the securities market on which the security principally trades but before the Fund calculates its NAV, the Fund may, in accordance with procedures adopted by the Board of Trustees, attempt to assign a value to the security that better reflects the security’s market value at the time the Fund calculates its NAV. This “fair” value may be higher or lower than the corresponding market price or quotation for such security and, because this process necessarily depends upon judgment, this value may also vary from valuations determined by other funds using their own fair valuation procedures. While the Fund’s use of fair value pricing is intended to result in calculation of an NAV that more fairly reflects security values as of the time of pricing, the Fund cannot guarantee that any fair value price will, in fact, accurately reflect the value of any security such that such security could be sold for the fair value amount.

The values of the Fund’s investments in foreign securities may be determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed each day and the close of the NYSE.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires that investment companies such as the Trust obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account directly with the Trust, the Trust’s transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted (though an APO or FPO box number can be used by active duty military personnel). The transfer agent also may ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity.

The Fund is required by law to reject your new account application if you do not provide the required identifying information. The Fund will attempt to collect any missing information required on the application by contacting you, or if applicable, your broker. If the Fund is unable to obtain this information within a timeframe established by the transfer agent in its sole discretion (for example, 72 hours), which may change from time to time, your application will be rejected. With respect to opened accounts, the Fund reserves the right to close your account at the then-current day’s NAV and remit proceeds to you via check if it is unable to verify your identity. The Fund will attempt to verify your identity within a timeframe established at its sole discretion (for example, 96 hours), which may change from time to time. If you are purchasing shares of the Fund through a financial intermediary, check with the financial intermediary for details concerning these requirements.

Minimum Investments for Shares

The minimum investment requirements for initial and subsequent investment are as follows:

	Minimum Initial Investment for Regular Account/IRA	Subsequent Investments for Regular Account/IRA
Class A Shares	$2,000/$500	$500/$250	[1]
Class C Shares	$2,000/$500	$500/$250	[1]

[1]	A $100 minimum subsequent purchase amount applies for automatic investment plans.

The minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The minimum purchase amounts may be reduced or waived by the Funds’ distributor, DoubleLine, or the Trust for specific investors or types of investors, including, without limitation, employee benefit plans, retirement plans, a financial intermediary authorized to sell shares of the Funds, employees of the Adviser and their family members, the Adviser’s affiliates, employees of the Adviser’s affiliates and their family members; investment advisory clients of DoubleLine; and current or former Trustees of the Trust and their family members. A person’s family members include a person’s spouse or life partner and other members of the person’s immediate family, including step and adoptive relationships. Certain intermediaries also may have investment minimums, which may differ from the Fund’s minimums, and may be waived at the intermediaries’ discretion. The Trust reserves the right to change the minimum investment amounts without prior notice.

If your non-retirement account in the fund falls below the minimum investment necessary to open the particular type of account as a result of redemptions and or exchanges for six months or more, the Trust may close your account and send you the proceeds upon 60 days written notice.

New Account Form

If you are making your initial investment in the Fund and need a New Account Form or need help completing the New Account Form, please contact the transfer agent at 877-DLine11 (877-354-6311) or speak with your representative at your financial intermediary.

Purchase by Mail

You may purchase shares by sending a check made payable to “DoubleLine Funds,” together with a completed New Account Form in the case of an initial investment, to:

Via Regular Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

Subsequent investments should be accompanied by the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.

You also may purchase additional shares of the Fund by calling 877-DLine11 (877-354-6311). If you elected this option on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making this purchase. If your order is received prior to 4:00 p.m. Eastern time, your shares will be purchased at the NAV calculated on the day your order is placed.

All investments must be in U.S. dollars drawn on domestic banks. The Fund will not accept cash, money orders, checks drawn on banks outside the U.S., travelers’ checks, bank checks, drafts, cashiers’ checks in amounts less than $10,000, or credit card checks. Third-party checks, except those payable to an existing shareholder, will not be accepted. In addition, the Fund will not accept post-dated checks, post-dated on-line checks, or any conditional order or payment. If your check does not clear, you will be responsible for any loss the Fund incurs. You also will be charged $25 for every check returned unpaid.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

Additionally, shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside of the United States even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchase by Wire

If you are making your first investment in the Fund, before you wire funds, the transfer agent must have a completed account application. You may mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.

U.S. Bank, N.A.

777 E. Wisconsin Street

Milwaukee, WI 53202

ABA No. 075000022

Credit: U.S. Bancorp Fund Services, LLC Account No. 112-952-137

Further Credit: DoubleLine Funds Multi-Asset Growth Fund

(Shareholder Account Number, Shareholder Name)

Before sending your fed wire, please call the transfer agent at 877-DLine11 (877-354-6311) to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into the Fund (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP each purchase must be in the amount of $100 or more and your financial institution must be a member of the ACH network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at 877-DLine11 (877-354-6311). Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Purchases Through an Authorized Third Party

You may buy the Fund’s shares through certain broker-dealers and financial intermediaries. If purchases of the Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service. From time to time, shares of the Fund may only be available from a single broker-dealer or a limited number of broker-dealers, which may limit the Fund’s ability to attract assets.

How to Redeem Shares

General Information

You may redeem shares on any day the Fund and the NYSE are open. Your shares will be redeemed at the next NAV calculated after your order is received by the Fund in good order. If you are selling Class A or Class C shares, any contingent deferred sales load will be deducted from the proceeds of the sale or additional shares will be redeemed to cover the charge. See “Share Class Features” on page 27 for more information.

If you paid for your shares by check or other means, the Fund will not send you your redemption proceeds until the check you used to pay for the shares has cleared or payment for those shares has otherwise been received. In addition, to the extent permitted under applicable SEC rules, the Fund may delay sending out redemption proceeds for more than seven days (generally only applies in cases of very large redemptions, excessive trading or during unusual market conditions). In case of emergencies, the Fund may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions by Mail

You may sell shares by writing a letter that includes

•	your name(s) and signature(s) as they appear on the account form

•	your account number

•	the Fund name

•	the dollar amount you want to redeem

•	how and where to send the proceeds

Mail your letter of instruction to:

Via Regular Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

Your letter of instruction must be accompanied by a signature guarantee or other documentation, if required (see “Signature Guarantees” below).

Signature Guarantees

Some circumstances require written redemption orders, along with signature guarantees. These include:

•	amounts in excess of $100,000;

•	if a change of address request has been received by the transfer agent within the last 30 days;

•	when redemption proceeds are payable to any person, address or bank account not on record; or

•	if ownership is being changed on your account.

The Fund and/or the transfer agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

A signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call 877-DLine11 (877-354-6311) to ensure that your signature guarantee will be processed correctly.

Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source.

Redemptions by Telephone

You may redeem shares by telephone request unless you have declined to have this option. You may have a check sent to the address of record,

proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account. Redemption proceeds will typically be sent on the business day following your redemption. Wires are subject to a $15 fee. There is no charge to have proceeds sent via ACH and proceeds are typically credited to your bank within two to three days after redemption. In all cases, proceeds will be processed within seven calendar days after the Fund receives your redemption request. Call the transfer agent at 877-DLine11 (877-354-6311) to request your transaction. Telephone redemption requests must be for a minimum of $1,000.

By establishing telephone redemption, you authorize the Fund’s transfer agent to act upon telephone instructions. Before executing an instruction received by telephone, the Fund’s transfer agent will use reasonable procedures to seek to confirm that telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. Once a telephone transaction has been placed, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Systematic Withdrawal Plan

As another convenience, you may redeem shares through the systematic withdrawal plan. Call 877-DLine11 (877-354-6311) to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account. In order to participate in the plan, your account balance must be at least $10,000 and there must be a minimum withdrawal of $500. If you elect this redemption method, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Fund at any time.

You may elect to terminate your participation in the plan at any time by contacting the transfer agent 5 days prior to the effective date.

To reach the transfer agent, U.S. Bancorp Fund Services, LLC, call toll free in the U.S.

877-DLine11 (877-354-6311)

Outside the U.S.

213-633-8200 (collect)

Redemptions Through Your Financial Intermediary or Other Authorized Third Party

You may redeem shares through certain broker-dealers and financial intermediaries. If redemptions of the Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

You may sell your shares of the Fund back to the Fund through your financial intermediary on any day the NYSE and the Fund are open. The financial intermediary may charge you a fee for its services. Redemption requests will be priced at the NAV next determined after they are received by the Fund in good order. In order for you to receive the Fund’s NAV determined on a business day, an authorized financial intermediary must receive your redemption request in good order before the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) and the authorized financial intermediary must subsequently communicate the request properly to the Fund. Please contact your financial intermediary for instructions on how to place redemption requests. Because financial intermediaries’ processing times may vary, please ask your financial intermediary when your account will be debited. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor’s account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed in accordance with the account registration, although in certain circumstances you may need to submit additional documentation to redeem your shares. A signature guarantee is required of all account holders for any redemption request in excess of $100,000. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program

and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

If you redeem shares through your financial intermediary, your financial intermediary is responsible for ensuring that the Fund’s transfer agent receives your redemption request in proper form. If your financial intermediary receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded by wire to your account with it; you may also instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your financial intermediary’s or your own complete wiring instructions. Your financial intermediary may charge you separately for this service.

Redemption in Kind

The Trust also reserves the right to honor redemption requests in kind (i.e., payment in portfolio securities rather than cash). If your shares are redeemed in kind you will incur transaction costs upon disposition of the securities received in the distribution.

Other Account Policies

Trading Limits

Frequent trading activity by Fund shareholders can reduce the Fund’s long-term performance in a variety of ways, including as a result of increased trading and transaction costs, disruption to the Fund’s stated portfolio management strategy, and the need to maintain an elevated cash position to meet redemptions (and lost opportunity costs as a result thereof) and forced liquidations. In addition, certain short-term trading activities that attempt to take advantage of inefficiencies in the valuation of the Fund’s securities holdings may dilute the interests of the remaining shareholders and result in unwanted distributions of taxable capital gains to fund shareholders.

Accordingly, the Board of Trustees has adopted policies and procedures that are designed to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. These policies and procedures include:

•

The reservation by the Trust of the right to refuse any purchase or exchange request that could adversely affect the Fund or its operations, including those from any individual or group who, in the Trust’s view, is likely to engage in excessive trading.

•	The imposition of a redemption fee of 1% on shares redeemed within 90 days of their purchase.

Exceptions to these trading limits must be approved by the Fund’s Chief Compliance Officer and reported to the Board of Trustees on a quarterly basis.

These restrictions do not necessarily apply to asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), and (except to the extent noted in the next paragraph) do not apply to omnibus accounts, i.e., accounts on behalf of multiple, undisclosed investors, maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Fund’s systematic investment or withdrawal program.

While intermediaries, such as brokers, that maintain omnibus accounts, may be required to impose restrictions on the trading activity of accounts traded through those intermediaries, the Fund’s ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. Moreover, the Trust cannot always identify or reasonably detect excessive trading through omnibus accounts or otherwise facilitated by financial intermediaries that transmit purchase, exchange and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity.

Exchange Privilege

You can exchange your Class A or C shares in the Fund for Class A or C shares, respectively, in another DoubleLine Fund (if available). (Note: As of the date of this prospectus, no other DoubleLine Fund offers Class A or C shares.) Any exchange is subject to the same minimums as an initial or subsequent investment, as applicable. No contingent deferred sales load will be paid on an exchange of shares for shares of the same class of another Fund within the Trust; however, the Class A (only where applicable) and Class C shares you receive in connection with an exchange will continue to be subject to a contingent deferred sales load. You can request your exchange in writing or by calling the transfer agent at 877-DLine11 (877-354-6311). Be sure to read the current prospectus for the Fund into which you are exchanging. Any new account established through an exchange will have the same registration as the account from which you are exchanging and will have the same privileges as your original account (as long as they are available). In addition, the Trust reserves the right to change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules.

Conversion of Shares Between Classes

From time to time, the Fund may authorize the conversion of shares of one class to another share class, provided that the shares of the other class are eligible for sale in the owner’s state of residence and all other applicable terms and conditions are met. Further information about conversion of shares between classes may be found in the SAI.

Redemption Fees

Redemption fees are paid to and retained by the Fund to help offset estimated portfolio transaction costs and other related costs incurred by the Fund as a result of the redemption by allocating those estimated costs to the redeeming shareholder. The Fund will apply a redemption fee equal to 1% of the value of any shares redeemed within 90 days of purchase. To the extent that the redemption fee applies, the price you will receive when you redeem your shares of the Fund is the net asset value next determined after receipt of your redemption request in good order, minus the redemption fee. The Adviser may impose a new redemption fee for the Fund or modify the existing fee at any time.

The Fund permits exceptions to the redemption fee policy for the following transactions: (i) to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, redemptions or exchanges by discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly, or, if more frequent, was the result of an extraordinary change in the management or operation of the wrap program leading to a revised investment model that is applied across all applicable accounts in the wrap program; (ii) to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, redemptions or exchanges by a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan; (iii) to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, the following transactions in participant-directed retirement plans: (A) where the shares being redeemed were purchased with new contributions to the plan (for example, payroll contributions, employer contributions, and loan repayments); (B) redemptions made in connection with taking out a loan from the plan; (C) redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders; (iv) redemptions made as part of a systematic withdrawal plan; (v) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; (vi) redemptions made in connection with a participant’s termination of employment; (vii) redemptions made as part of a periodic rebalancing under an asset allocation model; (viii) involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund; (ix) redemptions of shares acquired through the reinvestment of dividends or distributions paid by the Fund; (x) redemptions and exchanges effected by other mutual funds (for example, funds of funds) that are sponsored by DoubleLine or its affiliates; (xi) to the extent the Fund is used as a qualified default investment alternative under the Employee Retirement Income Security Act of 1974 for certain 401(k) plans; and (xii) otherwise as the officers of DoubleLine or the Fund may determine is appropriate after consideration of the purpose of the transaction and the potential impact to the Fund.

The application of the redemption fee and exceptions may vary among intermediaries, and certain intermediaries may not apply the exceptions listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the redemption fee will be applied to redemptions of your shares.

Please refer to the “Shareholder Fees” table under the caption “Fees and Expenses for the Fund” for details regarding the redemption fee charged by the Fund.

Notice Regarding Delivery of Fund Documents

You will receive periodic mailings regarding the Fund. In order to reduce the volume of mail you receive, only one copy of each mailing (including, for example, fund prospectuses) may be sent to an address shared by two or more accounts or to shareholders we reasonably believe are from the same family or household. If you would like to receive one copy of a mailing for each account, please call 877-DLine11 (877-354-6311) to request individual copies of these documents. You must submit a written request to receive individual copies of a prospectus or shareholder report. It may take up to thirty days to process your request.

Unclaimed Property

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Distributions

The amount of distributions of net investment income and of net realized long- and short-term capital gains payable to shareholders will be determined separately for each share class of the Fund. The Fund will make distributions of net investment income quarterly and will make distributions of net realized short term capital gains and net realized long-term capital gains, if any, at least annually. Your distributions will be reinvested in the Fund unless you instruct the Fund otherwise. The Fund does not charge any fees or sales loads on shares purchased through the automatic reinvestment of distributions. You may request that distributions be paid by check. If you elect to receive distributions and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current net asset value and will reinvest all subsequent distributions until instructed otherwise.

Taxes

Taxes on dividends and distributions. For federal income tax purposes, distributions of investment income (including from municipal bonds, unless the Fund meets applicable holdings requirements that it does not expect to meet) are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions that the Fund properly reports to you as gains from investments that the Fund owned for more than one year are generally taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less and gains on the sale of bonds characterized as a market discount sale are generally taxable to you as ordinary income. For taxable years beginning before January 1, 2013, distributions of investment income that the Fund properly reports to you as derived from “qualified dividend income” are taxed in the hands of individuals at rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with a 0% rate applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2013. Absent further legislation, the maximum long-term capital gain rate is scheduled to return to 20% for taxable years beginning on or after January 1, 2013.

Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions are taxable in the manner described herein whether you receive them in cash or reinvest them in additional shares.

Distributions by the Fund to retirement plans and other tax-advantaged accounts that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Special tax rules apply to investments through such plans and/or accounts. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and/or account and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan and/or account.

The Fund’s investment in certain debt obligations, hedging transactions and derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments, including at times when it may not be advantageous to do so, in order to satisfy its distribution requirements. Such dispositions could result in realization of capital gains, including short-term capital gains that are generally taxable to shareholders at ordinary income rates.

Absent a specific statutory exemption, dividends (other than capital gain dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For taxable years of the Fund beginning before January 1, 2012, the Fund is not required to withhold any amounts with respect to distributions made to foreign persons of certain U.S.-source interest income (“interest-related dividends”) and net short-term capital gains in excess of long-term capital losses (“short-term capital gain dividends”), to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders. The Fund provides no assurance that it will report any distributions as interest-related dividends or short-term capital gain dividends. If you are a non-U.S. investor, please consult your own tax advisor regarding the tax consequences of investing in the Fund.

Taxes when you sell, redeem or exchange your shares. Any gain resulting from a sale, redemption, or exchange (including an exchange for shares of another fund) of your shares in the Fund will also generally be subject to federal income tax at either short-term or long-term capital gain rates depending on how long you owned your shares.

Tax Status of the Fund. The Fund intends to qualify and be treated each year as a “regulated investment company” under the Code, such that the Fund will not be subject to federal income tax on income and capital gains distributed to shareholders. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must meet requirements with respect to the sources of its income, the diversification of its assets, and the distribution of its income. The Fund could in some cases cure a failure to comply with these requirements, including by paying a Fund-level tax and, in the case of a diversification failure, disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such a failure, or if the Fund were otherwise to fail to qualify as a regulated investment company, the Fund would be subject to federal income tax on its net income at regular corporate rates without reduction for distributions to shareholders. When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits, thereby potentially diminishing shareholder returns.

Foreign taxes. The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s return on those securities may be decreased. Shareholders of the Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes, unless the Fund meets certain requirements relating to its asset holdings. In addition, investments in foreign securities may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Derivatives. The Fund’s use of derivatives may affect the amount, timing, and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

Investments in Other Funds. Special tax consequences may apply to shareholders of the Fund as a result of its investments in other funds. Please see the SAI under “Distributions and Taxes” for more information.

Backup Withholding. The Fund will be required in certain cases to withhold taxes on distributions paid to a shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Reporting. Shareholders will be advised annually as to the federal tax status of distributions made by the Fund for the preceding calendar year.

Consult your tax advisor about other possible tax consequences. This is a summary of certain U.S. federal income tax consequences of investing in the Fund. You should consult your tax advisor for more information on your own tax situation, including possible other federal, state, local and foreign tax consequences of investing in the Fund. For more information, see “Distributions and Taxes” in the SAI.

Financial Highlights

The following tables illustrate the financial performance for the Fund for the fiscal period shown. Certain information reflects financial results for a single Fund share. “Total return” illustrates how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by                     , the Fund’s independent registered public accounting firm. Their report and the Fund’s financial statements are included in the Fund’s most recent Annual Report to shareholders, which is available upon request.

DoubleLine Multi-Asset Growth Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS A	Period Ended March 31, 2011*
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS
Net investment loss
Net realized and unrealized gain on investments

Total from investment operations

Paid-in capital from redemption fees

Net asset value, end of period

Total return

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed
Portfolio turnover rate

DoubleLine Multi-Asset Growth Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS C	Period Ended March 31, 2011*
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS
Net investment loss
Net realized and unrealized gain on investments

Total from investment operations

Paid-in capital from redemption fees

Net asset value, end of period

Total return

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed
After fees waived and expenses absorbed
Portfolio turnover rate

PRIVACY POLICY

What Does DoubleLine Do With Your Personal Information?

Financial companies choose how they share your personal information. This notice provides information about how we collect, share, and protect your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.

All financial companies need to share customers’ personal information to run their everyday businesses. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by a DoubleLine affiliated company.

DoubleLine may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you may give us orally;

•	Information about your transactions with us or others;

•	Information you submit to us in correspondence, including emails or other electronic communications; and

•	Information about any bank account you use for transfers between your bank account and any Fund account, including information provided when effecting wire transfers.

DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:

•

It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide you. For example, it might be necessary to do so in order to process transactions and maintain accounts.

•

DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is authorized by law to do so, such as in the case of a court order, legal investigation, or other properly executed governmental request.

•

In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may share information with an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by calling 877-DLine11 (877-354-6311). If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. Your information is not provided by us to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.

As required by federal law, DoubleLine will notify customers of DoubleLine’s Privacy Policy annually. DoubleLine reserves the right to modify this policy at any time, but in the event that there is a change, DoubleLine will promptly inform its customers of that change.

DoubleLine Funds Trust

You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI)

The Fund’s SAI provides more details about the Fund’s investments and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into this document and is legally considered part of this Prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C.

Annual and Semi-Annual Reports

Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. The Fund’s Annual Report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Fund’s first fiscal year.

TO OBTAIN INFORMATION

You can obtain a free copy of these documents, request other information or make general inquiries about the Funds by contacting the Funds:

By Internet:

Go to www.doublelinefunds.com

By Telephone:

Call 877-DLine11 (877-354-6311) or your financial intermediary.

By Mail:

Write to:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

From the SEC:

Reports and other information about the Fund (including the statement of additional information) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. The reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and that copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-22378

Return Address:

333 S. Grand Ave., Suite 1800    Los Angeles, CA 90071    1 (877) DLINE11 or 1 (877) 354-6311

fundinfo@doubleline.com    www.doublelinefunds.com

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(213) 633-8200

STATEMENT OF ADDITIONAL INFORMATION

July     , 2011

DoubleLine Total Return Bond Fund

Class I Ticker DBLTX

Class N Ticker DLTNX

DoubleLine Core Fixed Income Fund

Class I Ticker DBLFX

Class N Ticker DLFNX

DoubleLine Emerging Markets Fixed Income Fund

Class I Ticker DBLEX

Class N Ticker DLENX

DoubleLine Multi-Asset Growth Fund

Class A Ticker DMLAX

Class C Ticker DMLCX

Class I Ticker DMLIX

Class N Ticker DMLNX

This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the Prospectuses, as supplemented from time to time, which describes the DoubleLine Total Return Bond Fund, the DoubleLine Core Fixed Income Fund, the DoubleLine Emerging Markets Fixed Income Fund and the DoubleLine Multi-Asset Growth Fund (each a “Fund” and together the “Funds”) each a separate investment series of the DoubleLine Funds Trust. This Statement of Additional Information should be read in conjunction with the Prospectuses. A Prospectuses may be obtained at no charge by calling 877-DLine11 (877-354-6311) and on the Funds’ website at www.doublelinefunds.com. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectuses in its entirety.

Each Fund’s audited financial statements in the Annual Report to Shareholders (when available) may be obtained upon request at no charge by calling 877-DLine11 (877-354-6311) and on the Funds’ website at www.doublelinefunds.com.

GENERAL INFORMATION

DoubleLine Funds Trust (the “Trust”) was formed as a Delaware statutory trust on January 11, 2010 and is registered with the Securities and Exchange Commission as an open-end management investment company. DoubleLine Capital LP (the “Adviser”) will act as the investment adviser for the Trust.

The DoubleLine Total Return Bond Fund, the DoubleLine Core Fixed Income Fund and the DoubleLine Emerging Markets Fixed Income Fund each offer two classes of shares: Class I shares and Class N shares. The DoubleLine Multi-Asset Growth Fund offers four classes of shares: Class A shares, Class C shares, Class I shares, and Class N shares.

The DoubleLine Total Return Bond Fund commenced operations offering Classes I and N shares on April 2, 2010.

The DoubleLine Core Fixed Income Fund commenced operations offering Classes I and N shares on April 2, 2010.

The DoubleLine Emerging Markets Fixed Income Fund commenced operations offering Classes I and N shares on April 2, 2010.

The DoubleLine Multi-Asset Growth Fund offers commenced operations on December 15, 2010 offering Classes A and I shares. Classes C and N shares have not commenced operations as of the date of this SAI.

The DoubleLine Total Return Bond Fund and the DoubleLine Core Fixed Income Fund are each classified as a diversified fund under the Investment Company Act of 1940, as amended (“1940 Act”). The DoubleLine Emerging Markets Fixed Income Fund and the DoubleLine Multi-Asset Growth Fund are each classified as a nondiversified fund under the 1940 Act, and therefore are not subject to the general limitation that, with respect to 75% of each Fund’s total assets, they not invest more than 5% of their respective total assets in a particular issuer.

INVESTMENT RESTRICTIONS

Fundamental Policies

The investment restrictions numbered 1 through 8 below have been adopted as fundamental policies. A fundamental policy affecting a particular Fund may not be changed without the vote of a majority of the outstanding voting securities of that Fund (as defined in the 1940 Act).

1. The DoubleLine Total Return Bond Fund and the DoubleLine Core Fixed Income Fund may not with respect to 75% of each Fund’s total assets, and the DoubleLine Emerging Markets Fixed Income Fund and the DoubleLine Multi-Asset Growth Fund may, purchase the securities of any issuer (other than U.S. Government Securities or securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. A Fund may not issue any class of securities which is senior to the Fund’s shares of beneficial interest, except to the extent a Fund is permitted to borrow money or otherwise to the extent consistent with applicable law.

3. A Fund may not borrow money, except to the extent permitted by applicable law from time to time.

4. A Fund may not act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities or in connection with the purchase of securities directly from the issuer thereof, it may be deemed to be an underwriter under certain federal securities laws.

5. A Fund may not purchase any security if as a result 25% or more of the Fund’s total assets (taken at current value) would be invested in a single industry or group of industries (for purposes of this restriction, (i) loan participations will be considered investments in the industry of the underlying borrower, as well as that of the seller of the loan participation (ii) investment companies are not considered to constitute an industry, and (iii) derivatives counterparties are not considered to be part of any industry).

6. A Fund may not make loans, except by purchase of debt obligations or other financial instruments in which a Fund may invest consistent with its investment policies, by entering into repurchase agreements, or through the lending of its portfolio securities. A Fund may purchase loan participations or otherwise invest in loans or similar obligations, and may make loans directly to issuers, itself or as part of a lending syndicate. A Fund may make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the Securities and Exchange Commission.

7. A Fund may not purchase commodities, except that a Fund may purchase and sell commodity contracts or any type of commodity-related derivative instrument (including, without limitation, all types of commodity-related swaps, futures contracts, forward contracts and options contracts).

8. A Fund may not purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

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It is contrary to the current policy of the Funds, which policy may be changed without shareholder approval, to invest more than 15% of each Funds’ respective net assets in securities which are not readily marketable, including securities restricted as to resale (other than securities restricted as to resale but determined by the Funds’ Board of Trustees (the “Board” or the “Trustees”), or persons designated by the Board to make such determinations (such as the Adviser), to be readily marketable).

Non-Fundamental Policies

The investment restrictions below as well as all other investment policies indicated herein (exclusive of the fundamental policies above) are non-fundamental restrictions, which with respect to a Fund may be changed by vote of a majority of the Board of Trustees at any time.

1. No Fund will borrow money, except that (a) a Fund may borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities; (b) a Fund may enter into reverse repurchase agreements; (c) a Fund may utilize mortgage-dollar rolls; and (d) the Funds may enter into futures contracts subject to the conditions set forth in paragraph 7 below. The total amount borrowed by a Fund (including, for this purpose, reverse repurchase agreements and mortgage dollar rolls) at any time will not exceed 33 1/3% of the Fund’s total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings pursuant to (a) exceed 5% of the value of a Fund’s total assets, the Fund will not purchase any securities.

2. No Fund will issue senior securities as defined in the 1940 Act, provided that the Funds may (a) purchase securities on a when-issued or delayed delivery basis; (b) purchase or sell financial futures contracts or options thereon; and (c) borrow money in accordance with the restrictions described in paragraph 1 above.

3. No Fund will underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act by virtue of disposing of portfolio securities.

4. No Fund will purchase any securities that would cause 25% or more of the Fund’s net assets at the time of purchase to be invested in the securities of any one particular industry or group of industries, provided that this limitation shall not apply to any Fund’s purchase of U.S. Government Securities. The following are not fundamental policies: The DoubleLine Emerging Markets Fixed Income Fund may invest more than 25% of the value of its net assets in debt securities issued or guaranteed by the governments of emerging markets countries, but it will not invest more than 25% of its net assets in fixed income instruments issued or guaranteed by companies, financial institutions and government entities in any one emerging market country. In determining industry classifications for foreign issuers, each Fund will use reasonable classifications that are not so broad that the primary economic characteristics of the companies in a single class are materially different. Each Fund will determine such classifications of foreign issuers based on the issuer’s principal or major business activities.

5. No Fund may purchase or sell real estate, although a Fund may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

6. No Fund may make loans of cash except by purchasing debt securities or similar obligations or entering into repurchase agreements.

7. No Fund will invest in commodities or commodities contracts, except that the Funds may enter into futures contracts or purchase related options thereon, in a manner that is solely incidental to the Fund’s permitted securities activities. The entry into foreign currency forward contracts and options or interest rate futures contracts shall not be deemed to involve investing in commodities.

8. No Fund will purchase securities on margin, except that a Fund may obtain any short-term credits necessary for clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts and related options will not be deemed to be a purchase of securities on margin.

9. Each Fund may effect short sales of securities or maintain a short position only if the Fund at the time of sale either owns or has the right to acquire at no additional cost securities equivalent in kind and amount to those sold.

10. The extent to which each Fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 851(b) of the Internal Revenue Code.

All percentage limitations on investments will apply only at the time of an investment to which the policy or restriction is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with a Fund’s restrictions and policies. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectuses, the other investment policies and restrictions described in this Statement of Additional Information (“SAI”) or in the Prospectuses are not fundamental and may be changed by approval of the Trustees.

Except as stated elsewhere in the Funds’ Prospectuses or this SAI, to the extent the Funds have reserved the freedom to invest in a type of investment or to utilize a particular investment practice, each Fund may invest in such investment or engage in such investment practice without limit.

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of a Fund are represented at the meeting in person.

For purposes of applying the terms of fundamental investment policy number 5 and non- fundamental restriction number 4, the Adviser will, on behalf of each Fund, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which the Fund invests. As a general matter, an “industry” is considered to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other sectors of the economy. The definition of what constitutes a particular “industry” is therefore an evolving one, particularly for issuers in industries or sectors within industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. For example, some companies that sell goods over the internet (including issuers of securities in which the Fund invest) were initially classified as internet companies, but over time have evolved into the economic risk profiles of retail companies. The Adviser will use its reasonable efforts to assign each issuer to the category which it believes is most appropriate. Further, the Funds take the position that mortgage-backed securities and asset-backed securities, whether government-issued or privately issued do not represent interests in any particular

“industry” or group of industries, and therefore the 25% concentration restrictions noted above does not apply to such securities.

INVESTMENT PRACTICES

General

The Funds’ Prospectuses describes each Fund’s principal investment strategies. The following provides information that supplements the information provided in the Funds’ Prospectuses.

Each Fund combines exposure to a number of different asset classes, including equity securities, fixed income securities and real and other assets, in an effort to achieve its investment objective and exploit market volatility while also attempting to limit risk, including “tail” risk.

The Adviser’s investment process may take into account a number of factors. These factors may include, among others, standard of living convergence, consumer deleveraging, private sector debt transference and demographic shifts, position in the business cycle, sector returns, relative growth, monetary and fiscal policy, risk integration, market sentiment, behavioral analysis, relative value, market technicals, and government and /or regulatory intervention.

Each of the Funds will attempt to achieve their objectives by investing in one or more of the following types of securities (that may be issued by domestic or foreign entities), such as but not limited to (as specified in greater detail below): (i) U.S. Government Securities; (ii) corporate debt securities, including bonds, notes and debentures; (iii) corporate and asset-backed commercial paper; (iv) mortgage and other asset-backed securities, including CMOs and REMICs; (v) variable and floating rate debt securities (including inverse floaters); (vi) subordinated corporate, mortgage, and asset-backed securities; (vii) bank certificates of deposit; (viii) fixed time deposits and bankers’ acceptances; (ix) money market securities; (x) repurchase agreements and reverse repurchase agreements; (xi) hybrid securities; (xii) obligations of foreign governments or their subdivisions, agencies and instrumentalities or foreign corporate issuers; (xiii) loan participations and assignments; (xiv) derivatives (including but not limited to swap agreements such as credit default swaps and interest rate swaps); (xv) privately placed, Regulation S and Rule 144A securities; (xvi) futures and options on futures relating to currencies, indexes and other financial factors; (xvii) bank loans; (xviii) defaulted debt securities; (xix) mortgage dollar rolls; (xx) other mutual funds, including Exchange Traded Funds (“ETFs”), such as iShares; (xxi) unrated securities and (xxii) municipal bonds and securities. Each of the Funds will invest in some, but not all, of these types of securities. Depending on a Fund’s principal investment strategies, the limitations on the percentage of a Fund’s assets that may be committed to any of these types of securities (if any) may vary. In addition, under each Fund’s current policies, “illiquid securities” may not exceed 15% of the Fund’s net assets.

Generally, the Adviser uses the terms “debt security,” “bond,” and “fixed income instrument” interchangeably, and regards them to mean a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The terms “debt security,” “bond,” and “fixed income instrument” are interpreted broadly by the Adviser as an instrument or security evidencing what is commonly referred to as an “IOU” rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities. For this purpose, the terms also include instruments that are intended to provide one or more of the characteristics of a direct investment in one or more debt securities. As new fixed income instruments are developed, the Adviser may invest in those opportunities for the Funds as well.

Strategies and Investments

In attempting to achieve its investment objective, a Fund may utilize, among others, one or more of the strategies or securities set forth below. The Funds may, in addition, invest in other instruments (including derivative investments) or use other investment strategies that are developed or become available in the future and that are consistent with their objectives and restrictions. The investment strategies described below may be pursued directly by the Funds.

Strategies and Investments Available to All Funds

Borrowing and Other Forms of Leverage. Each Fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. However, currently only the DoubleLine Multi-Asset Growth Fund has any intention to borrow for leverage purposes. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s holdings. In addition to borrowing money from banks, a Fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, entering into reverse repurchase agreement and dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery, or forward commitment transactions, or using derivatives such as swaps, futures, forwards, and options.

Derivatives. Some of the instruments in which the Funds may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments. The market value of derivative instruments and securities sometimes is more volatile than that of other instruments and each type of derivative instrument may have its own special risks.

Some over-the-counter derivatives instruments may expose the Fund to the credit risk of its counterparty. In the event the counterparty to such a derivative instrument becomes insolvent, the Fund will lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. In addition, when used for hedging purposes, no assurance can be given that each derivative position will achieve a close correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the Adviser. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Certain derivatives may create a risk of loss greater than the amount invested.

Exchange-Traded Funds (“ETFs”) and other Investment Companies. The Funds may invest in shares of both open- and closed-end investment companies (including single country funds and ETFs), and trusts. Investing in another pooled vehicle exposes the Funds to all the risks of that pooled vehicle, and, in general, subjects it to a pro rata portion of the other pooled vehicle’s fees and expenses.

ETFs are investment companies that invest in a portfolio of securities designed to track a particular market segment or index and whose shares are bought and sold on a securities exchange.

Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of an unaffiliated investment company, invest more than 5% of its total assets in any one unaffiliated investment company, or invest more than 10% of its total assets in the securities of investment companies. Alternatively, a Fund may limit its investments to not more than 3% of any unaffiliated underlying fund and will not be subject to the 5% and 10% limit if all Funds of the Trust choose to adhere to such 3% limit. Such investments may include open-end investment companies, closed-end investment companies and unit investment trusts (“UITs”). In accordance with applicable law, a Fund may invest in an investment company in excess of these limits. As the shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Such expenses are in addition to the expenses a Fund pays in connection with its own operations. These limitations do not apply to investments in unregistered investment companies.

Despite the possibility of greater fees and expenses, investments in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In other cases, when a portfolio manager desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

Among the types of investment companies in which a Fund may invest are Portfolio Depositary Receipts (“PDRs”) and Index Fund Shares (PDRs and Index Fund Shares are collectively referred to as “exchange traded funds” or ETFs). PDRs represent interests in a UIT holding a fund of securities that may be obtained from the UIT or purchased in the secondary market. Each PDR is intended to track the underlying securities, trade like a share of common stock, and pay to PDR holders periodic dividends proportionate to those paid with respect to the underlying securities, less certain expenses. Index Fund Shares are shares issued by an open-end management investment company that seeks to provide investment results that correspond generally to the price and yield performance of a specified foreign or domestic equity index (Index Fund). Individual investments in PDRs generally are not redeemable, except upon termination of the UIT. Similarly, individual investments in Index Fund Shares generally are not redeemable. However, large quantities of PDRs known as “Creation Units” are redeemable from the sponsor of the UIT. ETFs include, among others, Standard & Poor’s Depository Receipts (“SPDRs”), Optimized Funds as Listed Securities (OPALS), Dow Jones Industrial Average Instruments (Diamonds), NASDAQ 100 tracking shares (QQQ) and I-Shares.

SPDRs. SPDRs track the performance of a basket of stocks intended to track the price performance and dividend yields of the S&P 500 until a specified maturity date. SPDRs are listed on the American Stock Exchange. Holders of SPDRs are entitled to receive quarterly distributions corresponding to dividends received on shares contained in the underlying basket of stocks net of expenses. On the maturity date of the SPDRs’ UIT, the holders will receive the value of the underlying basket of stocks.

OPALS. OPALS track the performance of adjustable baskets of stocks until a specified maturity date. Holders of OPALS are entitled to receive semi-annual distributions corresponding to dividends received on shares contained in the underlying basket of stocks, net of expenses. On the maturity date of the OPALS’ UIT, the holders will receive the physical securities comprising the underlying baskets.

I-Shares™. I-Shares are Index Fund Shares. I-Shares track the performance of specified equity market indexes, including the S&P 500. I-Shares are listed on the New York Stock Exchange Arca and the Chicago Board Option Exchange. Holders of I-Shares are entitled to receive distributions not less frequently than annually corresponding to dividends and other distributions received on shares contained in the underlying basket of stocks net of expenses.

Similarly, block sizes of Index Fund Shares, also known as “Creation Units,” are redeemable from the issuing Index Fund. The liquidity of small holdings of ETFs, therefore, will depend upon the existence of a secondary market.

The price of ETFs is derived from and based upon the securities held by the UIT or Index Fund.

Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for an ETF is based on a basket of stocks. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on investments in ETFs. ETFs represent an unsecured obligation and therefore carry with them the risk that the counterparty will default and the Fund may not be able to recover the current value of its investment.

Investments in ETFs will be limited to the percentage restrictions set forth above for investments in investment company securities.

Fixed-Income Securities. The Funds may invest in fixed-income securities. Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate and private issuers of various types. The maturity date is the date on which a fixed-income security “matures.” This is the date on which the borrower must pay back the borrowed amount, which is known as the principal. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer’s obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity. The rate of interest on fixed income securities may be fixed or variable. Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Fixed-income securities are subject to credit risk, market risk and interest rate risk. Except to the extent values are affected by other factors such as developments relating to a specific issuer, generally the value of a fixed-income security can be expected to rise when interest rates decline and, conversely, the value of such a security can be expected to fall when interest rates rise. Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving a Fund of a favorable stream of future interest or dividend payments. A Fund could buy another security, but that other security might pay a lower interest rate. In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although a Fund would typically receive a premium if an issuer were to redeem a security, if an issuer were to exercise a “call option” and redeem the security during times of declining interest rates, a Fund may realize a capital loss on its investment if the security was purchased at a premium and a Fund may be forced to replace the called security with a lower yielding security.

Changes by nationally recognized securities rating organizations (“NRSROs”) in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect a Fund’s net asset value.

Because interest rates vary, it is impossible to predict the income, if any, for any particular period for a Fund that invests in fixed-income securities. Fluctuations in the value of a Fund’s investments in fixed-income securities will cause the net asset value of each class of the Fund to fluctuate also.

Duration is an estimate of how much a bond Fund’s share price will fluctuate in response to a change in interest rates. If interest rates rise by one percentage point, the share price of a Fund with an average duration of five years would be expected to decline by about 5%. If rates decrease by a percentage point, a Fund’s share price would be expected to rise by about 5%. The weights are the present values of each cash flow as a percentage of the present value of all cash flows. The greater the duration of a bond, the greater its percentage price volatility. Only a pure discount bond – that is, one with no coupon or sinking-fund payments – has a duration equal to the remaining maturity of the bond, because only in this case does the present value of the final redemption payment represent the entirety of the present value of the bond. For all other bonds, duration is less than maturity.

Each Fund may invest in variable or floating-rate securities, which bear interest at rates subject to periodic adjustment or provide for periodic recovery of principal on demand. The value of a Fund’s investment in certain of these securities may depend on a Fund’s right to demand that a specified bank, broker-dealer, or other financial institution either purchase such securities from a Fund at par or make payment on short notice to a Fund of unpaid principal and/or interest on the securities. These securities are subject to, among others, interest rate risk and credit risk.

Futures Contracts. The Funds may purchase and sell interest rate and security index futures contracts and the DoubleLine Core Fixed Income Fund, the DoubleLine Emerging Markets Fixed Income Fund and the DoubleLine Multi-Asset Growth Fund may additionally purchase and sell currency and currency index futures contracts (each a “futures contract”), on securities or currencies eligible for purchase by the Fund.

A Fund may enter into interest rate futures contracts and securities index futures contracts (collectively referred to as “financial futures contracts”) for hedging or other purposes. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument during a specified future period at a specified price. Securities index futures contracts, which are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, are similar in economic effect, but they are based on a specific index of securities (rather than on specified securities) and are settled in cash.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor’s 100 Stock Index (the “S&P 100 Index”) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (the “NYSE”). The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

In order to hedge its investments successfully using financial futures contracts, a Fund must invest in futures contracts with respect to securities, indexes or sub-indexes the movements of which will, in the Adviser’s judgment, have a significant correlation with movements in the prices of the Fund’s portfolio securities.

There are special risks associated with entering into financial futures contracts. The skills needed to use financial futures contracts effectively are different from those needed to select a Fund’s investments. There may be an imperfect correlation between the price movements of financial futures contracts and the price movements of the securities in which a Fund invests. There is also a risk that a Fund will be unable to close a futures position when desired because there is no liquid secondary market for it.

The risk of loss in trading financial futures can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movements in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a Fund. It is possible for a price-related loss to exceed the amount of a Fund’s margin deposit.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities at expiration, in most cases the contractual commitment is closed out before expiration. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. A Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when a Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements.

The Funds may enter into futures contracts on other underlying assets or indexes, including physical commodities and indexes of physical commodities.

Margin Payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as “initial margin.” The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

Subsequent payments to and from the broker occur on a daily basis in a process known as “marking to market.” These payments are called “variation margin” and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund’s position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund’s futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on Financial Futures Contracts. Each Fund may purchase and write call and put options on financial futures contracts. An option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder’s option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Special Risks of Transactions in Futures Contracts and Related Options. Financial futures contracts entail risks. If the Adviser’s judgment about the general direction of interest rates or markets is wrong, the Fund’s overall performance may be poorer than if no financial futures contracts had been entered into. For example, in some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. In addition, the market prices of financial futures contracts may be affected by certain factors.

Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging risks. There are several risks in connection with the use by the Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of the Fund’s securities which are the subject of a hedge. The Adviser will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund’s portfolio securities sought to be hedged.

Successful use of futures contracts and options by the Fund for hedging purposes is also subject to the Adviser’s ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in the value of its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Adviser still may not result in a successful hedging transaction over a very short time period.

Other Risks. The Fund will incur brokerage fees in connection with its futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

The risks associated with purchasing and writing put and call options on financial futures contracts can be influenced by the market for financial futures contracts. An increase in the market value of a financial futures contract on which the Fund has written an option may cause the option to be exercised. In this situation, the benefit to the Fund would be limited to the value of the exercise price of the option and, if the Fund closes out the option, the cost of entering into the offsetting transaction could exceed the premium the Fund initially received for writing the option. In addition, the Fund’s ability to enter into an offsetting transaction depends upon the market’s demand for such financial futures contracts. If a purchased option expires unexercised, the Fund would realize a loss in the amount of the premium paid for the option.

The Fund has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.

Congress, various exchanges and regulatory and self-regulatory authorities have undertaken reviews of options and futures trading in light of market volatility. Among the actions that have been taken or proposed to be taken are new limits and reporting requirements for speculative positions, particularly in the energy markets, new or more stringent daily price fluctuation limits for futures and options transactions, and increased margin requirements for various types of futures transactions. Additional measures are under active consideration and as a result there may be further actions that adversely affect the regulation of the instruments in which the Fund invests.

Junk Bond Securities. The Funds may purchase lower-rated debt securities, sometimes referred to as “junk bonds.” A security will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ by Standard & Poor’s Ratings Group (“S&P”), or lower, or if unrated, has been determined by the Adviser to be of comparable quality. See Appendix A for a description of these ratings.

The lower ratings of certain securities held by a Fund reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a Fund more volatile and could limit a Fund’s ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, a Fund may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody’s or S&P does not reflect an assessment of the volatility of the security’s market value or of the liquidity of an investment in the security.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates generally will result in an increase in the value of a Fund’s fixed-income securities. Conversely, during periods of rising interest rates, the value of a Fund’s fixed-income securities generally will decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the values of portfolio securities generally will not affect cash income derived from such securities, but will affect a Fund’s net asset value.

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which the Fund may invest are issued to raise funds in connection with the acquisition of a company, in so-called “leveraged buy-out” transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell lower-rated securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than might otherwise be available. In many cases, lower-rated securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value. In order to enforce its rights in the event of a default under lower-rated securities, a Fund may be required to take possession of and manage assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses and adversely affect the Fund’s net asset value. A Fund may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings. In addition, a Fund’s intention to qualify as a “regulated investment company” under the Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets.

Certain securities held by a Fund may permit the issuer at its option to “call,” or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Lower-rated securities may be subject to certain risks not typically associated with “investment grade” securities, such as the following: (1) reliable and objective information about the value of lower rated obligations may be difficult to obtain because the market for such securities may be thinner and less active than that for investment grade obligations; (2) adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower than investment grade obligations, and, in turn, adversely affect their market; (3) companies that issue lower rated obligations may be in the growth stage of their development, or may be financially troubled or highly leveraged, so they may not have more traditional methods of financing available to them; (4) when other institutional investors dispose of their holdings of lower rated debt securities, the general market and the prices for such securities could be adversely affected; and (5) the market for lower rated securities could be impaired if legislative proposals to limit their use in connection with corporate reorganizations or to limit their tax and other advantages are enacted.

Unrated Securities. Each Fund may purchase unrated securities (which are not rated by a rating agency) if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative creditworthiness. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s analysis than if the Fund invested exclusively in higher-quality and rated securities.

Money Market Instruments. All Funds may invest in money market instruments and will generally do so for temporary and defensive purposes only. These instruments include, but are not limited to:

U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds.

Bank Obligations. Obligations including certificates of deposit, bankers’ acceptances, commercial paper (see below) and other debt obligations of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except as permitted below.

Eurodollar Certificates of Deposit. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more (investments in Eurodollar certificates may be affected by changes in currency rates or exchange control regulations, or changes in governmental administration or economic or monetary policy in the United States and abroad).

Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more (investments in savings institutions above $100,000 in principal amount are not protected by federal deposit insurance).

Fully Insured Certificates of Deposit. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the Federal Deposit Insurance Corporation), limited to $250,000 principal amount per certificate and to 15% or less of a Fund’s net assets in all such obligations and in all illiquid assets, in the aggregate.

Commercial Paper. The Funds may purchase commercial paper rated within the highest ratings categories by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) or, if not rated, the security is determined by the Funds’ Adviser to be of comparable quality.

Money Market Mutual Funds. Shares of United States money market investment companies.

Other Short-Term Obligations. Debt securities that have a remaining maturity of 397 days or less and that have a short-term rating within ratings categories of at least A-1 by S&P or P-1 by Moody’s.

Options. The Funds may purchase and write (sell) call and put options, including options listed on U.S. or foreign securities exchanges or written in over-the-counter transactions (“OTC Options”).

Exchange-listed options are issued by the Options Clearing Corporation (“OCC”) (in the U.S.) or other clearing corporation or exchange which assures that all transactions in such options are properly executed. OTC Options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Funds. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between a Fund and the transacting dealer, without the intermediation of a third party such as the OCC. In the event the counterparty to such a derivative instrument becomes insolvent, a Fund will lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom. Each Fund will engage in OTC Option transactions only with brokers or financial institutions deemed creditworthy by the Fund’s management.

Purchasing Call and Put Options. Each Fund may purchase a call option in order to close out a covered call position (see “Covered Call Writing” below), to protect against an increase in price of a security it anticipates purchasing. The purchase of the call option to effect a closing transaction on a call written over-the-counter may be a listed or an OTC Option. In either case, the call purchased is likely to be on the same securities and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution which purchased the call written by the Fund.

Each Fund may purchase put options on securities which it holds in its portfolio to protect itself against a decline in the value of the security and to close out written put option positions. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, a Fund would incur no additional loss. In addition, a Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such a sale would result in a net gain or loss depending whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold. Such gain or loss could be offset in whole or in part by a change in the market value of the underlying security. If a put option purchased by a Fund expired without being sold or exercised, the premium would be lost.

Covered Call Writing. Each Fund is permitted to write covered call options on securities. Generally, a call option is “covered” if a Fund owns, or has the right to acquire, without additional cash consideration (or for additional cash consideration held for the Fund by its custodian in a segregated account) the underlying security subject to the option, or otherwise segregates sufficient cash or U.S. government securities or other liquid securities to cover the outstanding position. A call option is also covered if a Fund holds a call on the same security as the underlying security of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call written.

The writer of an option receives from the purchaser, in return for a call it has written, a “premium” (i.e., the price of the option). Receipt of these premiums may better enable a Fund to earn a higher level of current income than it would earn from holding the underlying securities alone. Moreover, the premium received will offset a portion of the potential loss incurred by a Fund if the securities underlying the option are ultimately sold by the Fund at a loss. Furthermore, a premium received on a call written on a foreign currency will ameliorate any potential loss of value on the portfolio security due to a decline in the value of the currency.

However, during the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The premium received will fluctuate with varying economic market conditions. If the market value of the portfolio securities upon which call options have been written increases, a Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.

As regards listed options and certain OTC Options, during the option period, a Fund may be required, at any time, to deliver the underlying security against payment of the exercise price on any calls it has written (exercise of certain listed and OTC Options may be limited to specific expiration dates). This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once a Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

Closing purchase transactions are ordinarily effected to realize a profit or loss on an outstanding call option, to prevent an underlying security from being called, to permit the sale of an underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security equal to the difference between the purchase price of the underlying security and the proceeds of the sale of the security plus the premium received on the option less the commission paid.

Covered Put Writing. Each Fund is permitted to write covered put options on securities. As a writer of a covered put option, a Fund incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option’s exercise price at any time during the option period, at the purchaser’s election (certain listed and OTC put options written by a Fund will be exercisable by the purchaser only on a specific date). A put is “covered” if, at all times, a Fund maintains, in a segregated account, cash or other liquid assets in an amount equal to at least the exercise price of the option, at all times during the option period. Similarly, a short put position could be covered by a Fund by its purchase of a put option on the same security as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the marked to market difference is maintained by the Fund in cash or other liquid assets which a Fund holds in a segregated account. In writing puts, a Fund assumes the risk of loss should the market value of the underlying security decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period, a Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security. The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

Options on Foreign Currencies. Each Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in foreign currency forward contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, a Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, a Fund would be enabled to sell the foreign currency for a fixed amount of U.S. dollars, thereby “locking in” the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, a Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. Each Fund may also purchase call and put options to close out written option positions. As with securities, these options may be “covered.”

Each Fund may also write call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to the Fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, a Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. Each Fund may also write options to close out long call option positions. A put option on a foreign currency would be written by a Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security which the Fund anticipates purchasing. Here, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to a Fund resulting from an increase in the U.S. dollar value of the foreign security. However, a Fund could not benefit from any decline in the cost of the foreign security which is greater than the price of the premium received. Each Fund may also write options to close out long put and call option positions.

The markets for certain foreign currency options are relatively new and a Fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a “hedged” investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

Options on Futures Contracts. Each Fund may also purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option.

The Funds will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, a Fund wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of its fixed-income portfolio, it might write a call option on an interest rate futures contract, the underlying security of which correlates with the portion of the portfolio the Fund seeks to hedge. Any premiums received in the writing of options on futures contracts may, of course, provide a further hedge against losses resulting from price declines in portions of a Fund’s portfolio.

Repurchase Agreements. Repurchase agreements, which may be viewed as a type of secured lending by a Fund, typically involve the acquisition by a Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The repurchase agreements will provide that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security (“collateral”) at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be maintained in a segregated account and, with respect to United States repurchase agreements, will be marked to market daily to ensure that the full value of the collateral, as specified in the repurchase agreement, does not decrease below the repurchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. A Fund will accrue interest from the institution until the date the repurchase occurs. Although this date is deemed by each Fund to be the maturity date of a repurchase agreement, the maturities of the collateral securities are not subject to any limits and may exceed one year. Repurchase agreements that have more than seven days remaining to maturity will be considered illiquid for purposes of the restriction on each Fund’s investment in illiquid and restricted securities.

Reverse Repurchase Agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements are speculative techniques involving leverage, and are considered borrowings by the Fund.

When, As and If Issued Securities. The Funds may purchase securities on a “when, as and if issued” basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Adviser determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the Fund will also establish a segregated account with its custodian bank in which it will continuously maintain cash or U.S. Government Securities or other liquid securities equal in value to recognized commitments for such securities. Settlement of the trade will ordinarily occur within three Business Days of the occurrence of the subsequent event. Once a segregated account has been established, if the anticipated event does not occur and the securities are not issued, the Fund will have lost an investment opportunity. Each Fund may purchase securities on such basis without limit. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a “when, as and if issued” basis may increase the volatility of its net asset value. The Adviser does not believe that the net asset value of the Fund will be adversely affected by its purchase of securities on such basis. Each Fund may also sell securities on a “when, as and if issued” basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of the sale.

When-Issued and Delayed Delivery Securities and Forward Commitments. From time to time, in the ordinary course of business, the Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased or sold are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. While a Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time a Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At such time, in the case of a forward purchase, the Fund will also establish a segregated account in which it will continuously maintain cash or U.S. government securities or other liquid securities equal in value to recognized commitments for such securities. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. An increase in the percentage of a Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the

Fund’s net asset value. The Adviser does not believe that any Fund’s net asset value or income will be adversely affected by its purchase of securities on such basis.

Swap Agreements. Each Fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. An example of one type of swap involves the exchange by a Fund with another party of their respective commitments to pay or receive cash flows, for example, an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease a Fund’s exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if a Fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. A Fund may also engage in total return swaps, in which payments made by a Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). The value of a Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price. A Fund’s ability to engage in certain swap transactions may be limited by tax considerations.

A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to a Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Under certain circumstances, suitable transactions may not be available to a Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.

Each Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in a Fund’s use of options.

A credit default swap is an agreement between a Fund and a counterparty that enables a Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). Each Fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, each Fund would be subject to investment exposure on the notional amount of the swap.

Each Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, a Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce a Fund’s return.

Securities Loans. Each Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 33 1/3% of its total assets, thereby potentially realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before a Fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, “marked-to-market” daily. The borrower pays to a Fund an amount equal to any dividends or interest received on securities lent. A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. Each Fund may also call such loans in order to sell the securities. A Fund may pay fees in connection with arranging loans of its portfolio securities.

Strategies and Investments Available to the DoubleLine Total Return Bond Fund, the DoubleLine Core Fixed Income Fund and the DoubleLine Multi-Asset Growth Fund

Mortgage-backed and Asset-backed Securities. Mortgage-backed securities, including collateralized mortgage obligations (“CMOs”) and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event a Fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, a Fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods.

Each Fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Fund.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for certain investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on a Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral is collectively hereinafter referred to as “Mortgage Assets”). Mortgage Assets may be collateralized by commercial or residential uses. Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of mortgage pass-through securities may elect to be treated as a Real Estate Mortgage Investment Conduit (“REMIC”). REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, but unlike CMOs, which are required to be structured as debt securities, REMICs may be structured as indirect ownership interests in the underlying assets of the REMICs themselves. However, there are no effects on a Fund from investing in CMOs issued by entities that have elected to be treated as REMICs, and all future references to CMOs shall also be deemed to include REMIC.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. Certain CMOs may have variable or floating interest rates and others may be Stripped Mortgage Securities.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on other mortgage-backed securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches are generally higher than prevailing market yields on mortgage-backed securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile. The Funds will not invest in CMO and REMIC residuals.

Government Mortgage Pass-Through Securities. The DoubleLine Total Return Bond Fund, the DoubleLine Core Fixed Income Fund and the DoubleLine Multi-Asset Growth Fund may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans purchased from individual lenders by an agency, instrumentality or sponsored corporation of the United States government (“Federal Agency”) or originated by private lenders and guaranteed, to the extent provided in such securities, by a Federal Agency. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) and principal payments at payments (not necessarily in fixed amounts) that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The government mortgage pass-through securities in which the Funds may invest include those issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”). Ginnie Mae certificates are direct obligations of the U.S. Government and, as such, are backed by the “full faith and credit” of the United States. Fannie Mae is a federally chartered, privately owned corporation and Freddie Mac is a corporate instrumentality of the United States. Fannie Mae and Freddie Mac certificates are not backed by the full faith and credit of the United States but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so. The conservatorship of Fannie Mae and Freddie Mac in September 2008 may adversely affect the real estate market and the value of real estate assets generally. It remains unclear as of the date of this Statement of Additional Information to what extent these conservatorships will curtail the ability of Fannie Mae and Freddie Mac to continue to act as important sources of liquidity in the residential mortgage markets, including by purchasing mortgage loans for their portfolios and by guaranteeing mortgage-backed securities. A reduction in the ability of mortgage loan originators to access Fannie Mae and Freddie Mac to sell mortgage loans may adversely affect the financial condition of mortgage loan originators.

Certificates for these types of mortgage-backed securities evidence an interest in a specific pool of mortgages. These certificates are, in most cases, “modified pass-through” instruments, wherein the issuing agency guarantees the payment of principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages.

Inverse Floaters. Inverse floaters constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or 11th District Cost of Funds Index (“COFI”). Inverse floaters have coupon rates that typically change at a multiple of the changes of the relevant index rate. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate on an inverse floater while any drop in the index rate causes an increase in the coupon rate of an inverse floater. In some circumstances, the coupon on an inverse floater could decrease to zero. In addition, like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase and their average lives will extend. Inverse floaters exhibit greater price volatility than the majority of mortgage-backed securities. In addition, some inverse floaters display extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets. As described above, inverse floaters may be used alone or in tandem with interest-only stripped mortgage instruments.

Loan Participation and Assignments. Investment in secured or unsecured fixed or floating rate loans (“Loans”) arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions (“Lenders”) may be in the form of participations in Loans (“Participation”) or assignments of all or a portion of Loans from third parties (“Assignments”). Participations typically results in the DoubleLine Total Return Bond Fund, the DoubleLine Core Fixed Income Fund and the DoubleLine Multi-Asset Growth Fund having a contractual relationship only with the Lender, not with the borrower. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a

Fund generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, the Fund may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. A Fund will acquire Participations only if the Adviser determines that the selling Lender is creditworthy.

When a Fund purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, the Fund is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the Fund. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Assignments and Participations are generally not registered under the Securities Act of 1933, as amended (“Securities Act”), and thus may be subject to a Fund’s limitation on investment in illiquid securities. Because there may be no liquid market for such securities, such securities may be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on a Fund’s ability to dispose of particular Assignments or Participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower.

Mortgage Dollar Rolls. The Funds may enter into mortgage dollar rolls with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While a Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities, in money market investments until future settlement date. The use of mortgage dollar rolls is a speculative technique involving leverage, and is considered to be a form of borrowing by the Fund.

Private Mortgage Pass-Through Securities. Private mortgage pass-through securities are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities and are issued by United States and foreign private issuers such as originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae and Freddie Mac, such securities generally are structured with one or more types of credit enhancement.

Mortgage Assets often consist a pool of assets representing the obligations of a number of different parties. There are usually fewer properties in a pool of assets backing commercial mortgage-backed securities than in a pool of assets backing residential mortgage-backed securities hence they may be more sensitive to the performance of fewer Mortgage Assets. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. The Funds will not pay any fees for credit support, although the existence of credit support may increase the price of a security.

Stripped Mortgage Securities. Stripped Mortgage Securities may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped Mortgage Securities not issued by Federal Agencies will be treated by the Funds as illiquid securities so long as the staff of the Securities and Exchange Commission maintains its position that such securities are illiquid. Stripped Mortgage Securities issued by Federal Agencies generally will be treated by the Fund as liquid securities under procedures adopted by the Fund and approved by the Fund’s Board.

Stripped Mortgage Securities usually are structured with two classes that receive different proportions of the interest and principal distribution of a pool of mortgage assets. A common type of Stripped Mortgage Security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). PO classes generate income through the accretion of the deep discount at which such securities are purchased, and, while PO classes do not receive periodic payments of interest, they receive monthly payments associated with scheduled amortization and principal prepayment from the mortgage assets underlying the PO class. The yield to maturity on a PO or an IO class security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A slower than expected rate of principal payments may have an adverse effect on a PO class security’s yield to maturity. If the underlying mortgage assets experience slower than anticipated principal repayment, the Fund may fail to fully recoup its initial investment in these securities. Conversely, a rapid rate of principal payments may have a material adverse effect on an IO class security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments or principal, the Fund may fail to fully recoup its initial investment in these securities.

A Fund may purchase Stripped Mortgage Securities for income, or for hedging purposes to protect the Fund’s portfolio against interest rate fluctuations. For example, since an IO class will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment.

Strategies and Investments Available to the DoubleLine Core Fixed Income Fund, the DoubleLine Emerging Markets Fixed Income Fund and the DoubleLine Multi-Asset Growth Fund

Foreign Currency Transaction. The DoubleLine Core Fixed Income Fund, the DoubleLine Emerging Markets Fixed Income Fund and the DoubleLine Multi-Asset Growth Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. There can be no assurance that appropriate foreign currency transactions will be available for a Fund at any time or that the Fund will enter into such transactions at any time or under any circumstances even if appropriate transactions are available to it.

Each Fund may engage in both “transaction hedging” and “position hedging.” When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities. Each Fund may engage in transaction hedging when it desires to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund may attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Each Fund may purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate in connection with transaction hedging. Each Fund may also enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”) and purchase and sell foreign currency futures contracts.

For transaction hedging purposes, each Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at a specified exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option. Each Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by a Fund are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which a Fund expects to purchase. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. Each Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of a Fund’s portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of a Fund if the market value of such security or securities exceeds the amount of foreign currency a Fund is obligated to deliver. To offset some of the costs of hedging against fluctuations in currency exchange rates, a Fund may write covered call options on those currencies.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

Each Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, by purchasing and selling futures contracts on foreign currencies and options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts, and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts, and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the “CFTC”), such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when the Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Foreign Investments and Related Risks. The DoubleLine Core Fixed Income Fund, the DoubleLine Emerging Markets Fixed Income Fund and the DoubleLine Multi-Asset Growth Fund may invest in securities issued by a foreign issuer. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund’s assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and a Fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of a Fund’s investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as “emerging markets.” For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a Fund’s foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, each Fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a Fund’s income has been earned and translated into U.S. dollars (but before payment), a Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and a Fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depository Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Hybrid Securities. The DoubleLine Core Fixed Income Fund, the DoubleLine Emerging Markets Fixed Income Fund and the DoubleLine Multi-Asset Growth Fund may acquire hybrid securities. A third party or Adviser may create a hybrid security by combining an income-producing debt security (“income producing component”) and the right to receive payment based on the change in the price of an equity security (“equity component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The equity component is achieved by investing in securities or instruments such as cash-settled warrants or options to receive a payment based on whether the price of a common stock surpasses a certain exercise price, or options on a stock index. A hybrid security comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a hybrid security is the sum of the values of its income-producing component and its equity component.

A holder of a hybrid security faces the risk of a decline in the price of the security or the level of the index involved in the equity component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the hybrid security. The equity component has risks typical to a purchased call option. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a hybrid security includes the income-producing component as well, the holder of a hybrid security also faces risks typical to all debt securities.

Sovereign Debt Obligations of Emerging Market Countries. The DoubleLine Core Fixed Income Fund, the DoubleLine Emerging Markets Fixed Income Fund and the DoubleLine Multi-Asset Growth Fund may invest in sovereign debt of Emerging Market Countries. Political conditions, in terms of a country or agency’s willingness to meet the terms of its debt obligations, are considerable significance. Investors should be aware that the sovereign debt instruments in which each of these Funds may invest involve great risk and are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody’s and S&P.

Sovereign debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Some emerging market countries are among the largest debtors to commercial banks and foreign governments. A foreign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the foreign debtor’s policy towards the International Monetary Fund and the political constraints to which a sovereign debtor may be subject. Sovereign debtors may default on their sovereign debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

In recent years, some of the emerging market countries in which each of these Funds expect to invest have encountered difficulties in servicing their sovereign debt. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations; in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of sovereign debt may be requested to participate in similar rescheduling of such debt.

The ability or willingness of the governments of emerging market countries to make timely payments on their sovereign debt is likely to be influenced strongly by a country’s balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country’s trading partners could also adversely affect its exports. Such events could extinguish a country’s trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

The occurrence of political, social, economic and diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Funds’ investments. The countries issuing such instruments are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country’s domestic economy or balance of trade may affect the willingness of countries to services their sovereign debt. There can be no assurance that adverse political changes will not cause the Funds to suffer a loss of interest or principal on any of its holdings.

As a result of all of the foregoing, a government obligor may default on its obligations. If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to issuers of private debt obligations. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

Periods of economic uncertainty may result in the volatility of market prices of sovereign debt and in turn, the Funds’ net asset value, to a greater extent than the volatility inherent in domestic securities. The value of sovereign debt will likely vary inversely with changes in prevailing interest rates, which are subject to considerable variance in the international market.

Strategies and Investments Available to the DoubleLine Multi-Asset Growth Fund

Commodities. The DoubleLine Multi-Asset Growth Fund may invest directly or indirectly in commodities (such as precious metals or natural gas). Commodity prices can be more volatile than prices of other types of investments and can be affected by a wide range of factors, including changes in overall market movements, speculative investors, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international or local regulatory, political, and economic developments (for example, regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs.

The Fund may also directly or indirectly use commodity-related derivatives. The values of these derivatives may fluctuate more than the relevant underlying commodity or commodities or commodity index.

Convertible Securities. The DoubleLine Multi-Asset Growth Fund may invest in convertible securities. Convertible securities include bonds, debentures, notes, preferred stock and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities may entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security generally trades like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security is typically more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

The Fund’s investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when to do so is not in the best interests of the shareholders.

The Fund’s investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid, in which case the Fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Fund.

Equity Securities. The DoubleLine Multi-Asset Growth Fund may invest in equity securities. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stock. Common stocks represent an equity or ownership interest in an issuer. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has priority over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock.

While offering greater potential for long-term growth, equity securities generally are more volatile and riskier than some other forms of investment, particularly debt securities. Therefore, the value of an investment in the Fund may at times decrease instead of increase. The Fund’s investments may include securities traded “over-the-counter” as well as those traded on a securities exchange. Some securities, particularly over-the-counter securities, may be more difficult to sell under some market conditions.

Smaller Company Equity Securities. The Fund may invest in equity securities of companies with small market capitalizations. Such investments may involve greater risk than is usually associated with larger, more established companies. Companies with small market capitalizations often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalizations or market averages in general. To the extent the Fund invests in securities with small market capitalizations, the net asset value of the Fund may fluctuate more widely than market averages.

Exchange-Traded Notes (“ETNs”). The DoubleLine Multi-Asset Growth Fund may invest in ETNs. ETNs have many features of senior, unsecured, unsubordinated debt securities. Their returns are linked to the performance of a particular asset, such as a market index, less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The Fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant asset. ETNs do not typically make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the asset to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable asset and there may be times when an ETN trades at a premium or discount to the underlying asset’s value. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the assets on which the ETN’s return is based. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying asset remaining unchanged. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (“IRS”) will accept, or a court will uphold, how the Fund characterizes and treats ETNs, including the income they pay, for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the Fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Securities” and “Structured Investments” in this Statement of Additional Information.

Floating Rate and Variable Rate Demand Notes. The DoubleLine Multi-Asset Growth Fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Inflation-Protected Securities. The DoubleLine Multi-Asset Growth Fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The Fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the Fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the Fund purchases in the secondary market U.S. TIPS whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The Fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the Fund holds the security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the Fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company (“RIC”) and to eliminate any fund-level income tax liability under the Code.

Infrastructure Investments. The DoubleLine Multi-Asset Growth Fund may invest in securities and other obligations of U.S. and non-U.S. issuers providing exposure to infrastructure investment. Infrastructure investments may be related to physical structures and networks that provide necessary services to society, such as transportation and communications networks, water and energy utilities, and public service facilities. Securities, instruments and obligations of infrastructure-related companies and projects are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies and projects also may be affected by or subject to (i) regulation by various government authorities, including rate regulation; (ii) service interruption due to environmental, operational or other mishaps; (iii) the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and (iv) general changes in market sentiment towards infrastructure and utilities assets.

Initial Public Offerings. The DoubleLine Multi-Asset Growth Fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the Fund may hold securities purchased in an IPO for a very short period of time. As a result, the Fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of DoubleLine Funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. There can be no assurance that investments in IPOs will improve the Fund’s performance.

Municipal Bonds. Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes; they include, for example, general obligations of a state or other government entity supported by its taxing powers to acquire and construct public facilities, or to provide temporary financing in anticipation of the receipt of taxes and other revenue. They also include obligations of states, public authorities or political subdivisions to finance privately owned or operated facilities or public facilities financed solely by enterprise revenues. Changes in law or adverse determinations by the IRS or a state tax authority could cause the income from some of these obligations to become taxable.

Short-term municipal bonds are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

Certain types of “private activity” bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term municipal bonds if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute municipal bonds, although current federal tax laws place substantial limitations on the size of such issues.

Participation interests. The Fund may invest in municipal bonds either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal bonds, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal bonds will be exempt from federal income tax to the same extent as interest on the municipal bonds. The Fund may also invest in municipal bonds by purchasing from banks participation interests in all or part of specific holdings of municipal bonds. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement.

Stand-by commitments. When the Fund purchases municipal bonds, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those municipal bonds. A stand-by commitment may be considered a security independent of the municipal bond to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying municipal bond to a third party at any time. It is expected that stand-by commitments generally will be available without the payment of direct or indirect consideration.

Yields. The yields on municipal bonds depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings assigned by NRSROs represent their opinions as to the credit quality of the municipal bonds that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of municipal bonds or changes in the investment objectives of investors. Subsequent to purchase by the Fund, an issue of municipal bonds or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund’s portfolio, but the Adviser will consider such an event in its determination of whether the Fund should continue to hold an investment in its portfolio.

“Moral obligation” bonds. The Fund does not currently intend to invest in so-called “moral obligation” bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the “moral obligation,” meets the investment criteria established for investments by the Fund.

Municipal leases. The Fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, “lease obligations”) of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Certain of these lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the Fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Additional risks. Securities in which the Fund may invest, including municipal bonds, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of municipal bonds. Further proposals limiting the issuance of municipal bonds may well be introduced in the future.

Private Funds. The DoubleLine Multi-Asset Growth Fund may also invest in private investment funds, vehicles, or structures such as “hedge funds” or private equity funds. Private funds may utilize leverage without limit and, to the extent the Fund invests in private funds that utilize leverage, the Fund will indirectly be exposed to the risks associated with that leverage and the values of its shares may be more volatile as a result. If a fund or investment pool in which the Fund invests is not publicly offered or there is no public market for its shares, the Fund may be prohibited by the terms of its investment from selling its shares in the fund or pool, or may not be able to find a buyer for those shares at an acceptable price. Securities issued by Private Funds are generally issued in private placements and are restricted securities. The Fund does not currently expect to invest in private investment funds affiliated with the Adviser other than SPACs (as defined below). See “Private Placement and Restricted Securities” below. An investment in a Private Fund may be highly volatile and difficult to value. The Fund would bear its pro rata share of the expenses of any Private Fund in which it invests.

Private Placement and Restricted Securities. The DoubleLine Multi-Asset Growth Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often “restricted securities,” i.e., securities which cannot be sold to the public without registration under the Securities Act or the availability of an exemption from registration (such as Rules 144 or 144A), or which are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of the Adviser may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The Fund may be deemed to be an “underwriter” for purposes of the Securities Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the Prospectuses forming a part of it, is materially inaccurate or misleading.

Real Estate Investment Trusts (“REITs”). The DoubleLine Multi-Asset Growth Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the Fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions attributable to REITs made by the Fund to Fund shareholders will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities. Certain securities held by the Fund may permit the issuer at its option to “call” or redeem its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Short Sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will generally realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund. There can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. The Fund’s ability to engage in short sales may from time to time be limited or prohibited because of the inability to borrow certain securities in the market, legal restrictions on short sales, or other reasons.

Short-Term Investments. Short-term, high quality investments, including, for example, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments.

Special Purpose Acquisition Companies. The DoubleLine Multi-Asset Growth Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition meeting the SPAC’s requirements is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale. The Fund’s affiliates may create a SPAC for purchase by the Fund to assist the Fund in purchasing certain assets not otherwise available to the Fund.

Structured Investments. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Warrants. The DoubleLine Multi-Asset Growth Fund may invest in warrants, which are instruments that give the Fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

In addition to warrants on securities, the Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

The Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund’s use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund’s ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

Zero-Coupon and Payment-in-Kind Bonds. The DoubleLine Multi-Asset Growth Fund may invest without limit in so-called “zero-coupon” bonds and “payment-in-kind” bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though the investments do not make any current interest payments. Thus, it may be necessary at times for the Fund to liquidate other investments in order to satisfy its distribution requirements under the Code.

RISK CONSIDERATIONS

The following risk considerations relate to investment practices undertaken by the Funds. Generally, since shares of a Fund represent an investment in securities with fluctuating market prices, shareholders should understand that the value of their Fund shares will vary as the value of each Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in a Fund could go down as well as up. You can lose money by investing in a Fund. There is no guarantee of successful performance, that a Fund’s objective can be achieved or that an investment in a Fund will achieve a positive return. Each Fund should be considered as a means of diversifying an investment portfolio and is not in itself a balanced investment program.

Prospective investors should consider the following risks.

General

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about type of security, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume can also affect price and liquidity.

Certain risks exist because of the composition and investment horizon of a particular portfolio of securities. Prices of many securities tend to be more volatile in the short-term and lack of diversification in a portfolio can also increase volatility.

Risks Associated with All Funds

Debt Securities

Debt securities are subject to various risks. The two primary (but not exclusive) risks affecting fixed income instruments are “credit risk” and “interest rate risk.” These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of fixed income security can also affect its price and, hence, the market value of a Fund.

Credit risk: refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over its life and securities which are rated by rating agencies are often reviewed and may be subject to downgrade.

Interest rate risk: refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a fixed income security directly (especially in the case of fixed rate securities) and indirectly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the price of fixed rate securities and falling interest rates will have a positive effect on price. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with an eight year duration would be expected under normal market conditions to decrease 8% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the re-set terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Lower Rated Securities

The Funds may invest in fixed income instruments that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities that are determined by the Advisor to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”.

High yield securities or “junk bonds” can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals. The first category includes securities issued by “emerging credit” companies and companies which have experienced a leveraged buyout or recapitalization. Although the small and medium size companies that constitute emerging credit issuers typically have significant operating histories, these companies generally do not have strong enough operating results to secure investment grade ratings from the rating agencies. In addition, in recent years there has been a substantial volume of high yield securities issued by companies that have converted from public to private ownership through leveraged buyout transactions and by companies that have restructured their balance sheets through leveraged recapitalizations. High yield securities issued in these situations are used primarily to pay existing stockholders for their shares or to finance special dividend distributions to shareholders. The indebtedness incurred in connection with these transactions is often substantial and, as a result, often produces highly leveraged capital structures which present special risks for the holders of such securities. Also, the market price of such securities may be more volatile to the extent that expected benefits from the restructuring do not materialize. The second category of high yield securities consists of securities of former investment grade companies that have experienced poor operating performance due to such factors as cyclical downtrends in their industry, poor management or increased foreign competition.

Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. They are generally considered to be subject to greater risk than securities with higher ratings particularly in the event of a deterioration of general economic conditions. The lower ratings of the high yield securities which the Fund will purchase reflect a greater possibility that the financial condition of the issuers, or adverse changes in general economic conditions, or both, may impair the ability of the issuers to make payments of principal and interest. The market value of a single lower-rated debt security may fluctuate more than the market value of higher rated securities, since changes in the creditworthiness of lower rated issuers and in market perceptions of the issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than in the case of higher rated issuers. High yield debt securities also tend to reflect individual corporate developments to a greater extent than higher rated securities. The securities in which the Fund invests are frequently subordinated to senior indebtedness.

The economy and interest rates affect high yield securities differently from other securities. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and a Fund’s asset value. Furthermore, the market prices of high yield bonds structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash.

To the extent there is a limited retail secondary market for particular high yield bonds, these bonds may be thinly-traded and the Adviser’s ability to accurately value high yield bonds and a Fund’s assets may be more difficult because there is less reliable, objective data available. In addition, a Fund’s ability to acquire or dispose of the bonds may be negatively-impacted. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly-traded market. To the extent a Fund owns or may acquire illiquid or restricted high yield bonds, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Special tax considerations are associated with investing in lower rated debt securities structured as zero coupon or pay-in-kind securities. The Funds accrue income on these securities prior to the receipt of cash payments. The Funds must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of its portfolio securities to satisfy distribution requirements.

Underwriting and dealer spreads associated with the purchase of lower rated bonds are typically higher than those associated with the purchase of high grade bonds.

Litigation and Investigation Risk

Trust Company of the West has commenced litigation against the Trust, the Adviser, and four employees of the Adviser. The four employees (including Jeffrey Gundlach) are former employees of Trust Company of the West or its affiliates. The suit against the Adviser and the defendant employees alleges, among other things, misappropriation of confidential and proprietary information. The lawsuit against the Adviser and defendant employees seeks, among other things, damages in excess of $200 million and a constructive trust on the limited partnership interests of the Adviser in favor of Trust Company of the West. The lawsuit against the Trust contains allegations that are substantially similar to the allegations in the litigation against the Adviser and the employees and include, among other things, claims that the Trust aided and abetted, and conspired with, the Adviser and the employees to misappropriate Trust Company of the West trade secrets. Trust Company of the West seeks a variety of remedies against the Trust, including compensatory damages for lost profits; disgorgement of certain management fees and any carried interest obtained or retained by the Trust; punitive damages; and certain injunctive relief. There can be no assurances as to the outcome of any litigation. The remedies sought by Trust Company of the West in its litigation against the Trust, if granted, could have a material adverse effect on shareholder returns for the Funds.

Trust Company of the West raised a fund under the U.S. Treasury’s Legacy Securities Public Private Investment Program (the “PPIP”) in the fall of 2009 to be managed by Mr. Gundlach, as key person, and announced in January 2010, subsequent to the termination of Mr. Gundlach, that it had voluntarily withdrawn the fund from the PPIP and would conduct an orderly liquidation of the fund. The Adviser has advised the Trust that employees and former employees of the Adviser have been interviewed by representatives of the Special Inspector General of the Troubled Asset Relief Program, and by the office of the United States Attorney for the Southern District of New York, in connection with the PPIP and in connection with the same allegations of misappropriation of proprietary information made by Trust Company of the West in its litigation against the Adviser. The Adviser understands that the inquiry stems at least in part from a federal grand jury inquiry. The Adviser has informed the Trust that it has cooperated with the inquiry and has voluntarily produced documents. The Trust and the Funds are not involved in any of these inquiries.

Litigation and investigation and defense of any governmental inquiry or investigation can be expensive and time consuming, and their results can be unpredictable. There can be no assurances as to the outcome of these matters. The litigation and any governmental inquiry or investigation could consume a material amount of the Adviser’s resources thereby potentially impairing the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds. In the event of an adverse outcome or if expenses of the litigation and related matters are greater than anticipated, the Adviser’s ability to manage the Funds may be materially impaired, and shareholders, or the viability of the Fund, could be adversely affected.

Reliance on the Adviser

Each Fund’s ability to achieve its investment objective is dependent upon the Adviser’s ability to identify profitable investment opportunities for the Fund. The Adviser is newly formed and has not previously managed a mutual fund or other client accounts. However, the portfolio managers of the Funds have considerable experience in managing portfolios with investment objectives, policies and strategies that are substantially similar in all material respects, and intend to use the same analytical methods to identify potential investments for the Funds. The past experience of the portfolio managers does not guarantee future results for the Adviser.

Options Transactions

The effective use of options depends on a Fund’s ability to terminate option positions at times when the Adviser deems it desirable to do so. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting OTC Option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so. A covered put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting OTC Option would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised.

In addition, a covered put or call writer would be unable to utilize the amount held in cash, U.S. Government Securities, or other liquid securities as security for the option for other investment purposes until the exercise or expiration of the option.

A Fund’s ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market. There is no assurance that such a market will exist, particularly in the case of OTC Options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, the Fund may be able to purchase an offsetting option which does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If the Fund is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

Among the possible reasons for the absence of a liquid secondary market on an exchange are: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) interruption of the normal operations on an exchange; (e) inadequacy of the facilities of an exchange or the OCC or other relevant clearing corporation to handle current trading volume; or (f) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the relevant clearing corporation as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC Option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Fund’s management.

Each of the exchanges has established limitations governing the maximum number of options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may write.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Futures Contracts and Options on Futures

There are certain risks inherent in the use of futures contracts and options on futures contracts. Successful use of futures contracts by a Fund is subject to the ability of the Adviser to correctly predict movements in the direction of interest rates or changes in market conditions. In addition, there can be no assurance that there will be a correlation between price movements in the underlying securities, currencies or index and the price movements in the securities which are the subject of the hedge.

Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time. If a Fund has hedged against the possibility of an increase in interest rates or a decrease in the value of portfolio securities and interest rates fall or the value of portfolio securities increase instead, a Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily be at increased prices that reflect the decline in interest rates. While utilization of futures contracts and options on futures contracts may be advantageous to the Fund, if the Fund is not successful in employing such instruments in managing the Fund’s investments, the Fund’s performance will be worse than if the Fund did not make such investments.

Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on a Fund’s ability to effectively hedge its portfolio.

Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions and dealer mark-ups, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit a Fund’s ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of a Fund’s transactions effected on foreign exchanges.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy, of the writer of an OTC option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Adviser.

There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent a Fund from closing out a contract which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause a Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund notwithstanding that the purchase or sale of a futures contract would not result in a loss, as in the instance where there is no movement in the prices of the futures contract or underlying securities (currencies).

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, a Fund will not purchase or write options on foreign currency futures contracts unless and until, in the Adviser’s opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.

Repurchase Agreements

In the event of a default or bankruptcy by a selling financial institution under a repurchase agreement, a Fund will seek to sell the underlying security serving as collateral. However, this could involve certain costs or delays, and, to the extent that proceeds from any sale were less than the repurchase price, the Fund could suffer a loss. Each Fund follows procedures designed to minimize the risks associated with repurchase agreements, including effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and specifying the required value of the collateral underlying the agreement.

Reverse Repurchase Agreements

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are speculative techniques involving leverage, and are considered borrowings by the Fund. Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of a least 300% of all borrowings or otherwise segregate sufficient cash or other liquid assets to cover the repurchase obligation. None of the Funds authorized to utilize these instruments expects to engage in reverse repurchase agreements (together with other borrowings of the Fund) with respect to greater than 33 1/3% of the Fund’s total assets (including the amount borrowed).

Restricted Securities

All Funds may invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act or which are otherwise not readily marketable. These securities are generally referred to as private placements or restricted securities. The Adviser, pursuant to procedures adopted by the Board of Trustees, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be “liquid,” it will not be included within the category “illiquid securities,” which under the Fund’s current policies may not exceed 15% of the Fund’s net assets.

Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

Rule 144A permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Adviser, pursuant to procedures adopted by the Board of Trustees, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be “liquid,” the security will not be included within the category “illiquid securities.” However, investing in Rule 144A securities could have the effect of increasing the level of the Fund’s illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

Ratings Categories

A description of the rating categories as published by Moody’s and S&P is set forth in the Appendix to this Statement of Additional Information. Ratings assigned by Moody’s and/or S&P to securities acquired by a Fund reflect only the views of those agencies as to the quality of the securities they have undertaken to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. There is no assurance that a rating assigned initially will not change. A Fund may retain a security whose rating has changed or has become unrated.

Risks of Unrated Securities

Each Fund may purchase unrated securities (which are not rated by a rating agency) if the Adviser determines that the security is of comparable quality to a rated security that a Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Securities Lending

Each Fund may lend portfolio securities with a value up to 33 1/3% of its total assets, including collateral received for securities lent. If a Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Also, there is the risk that the value of the investment of the collateral could decline causing a Fund to lose money.

Service Providers

The Funds may be subject to credit risk with respect to the custodian. In the event of the custodian’s bankruptcy, even if the Funds’ custodian does have sufficient assets to meet all claims, there could be a delay before a Fund receives assets to satisfy their claims. In addition, in the event of the bankruptcy of the Funds’ administrator, transfer agent or custodian there are likely to be operational and other delays and additional costs and expenses associated with changes in service provider arrangements.

Large Shareholder Redemptions

Certain account holders may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these account holders of their shares in a Fund may impact the Fund’s liquidity and net asset value. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Risks Associated with the DoubleLine Total Return Bond Fund, the DoubleLine Core Fixed Income Fund and the DoubleLine Multi-Asset Growth Fund

Mortgage-Backed Securities

Credit and Market Risks of Mortgage-Backed Securities. Investments by the Funds in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like other bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from such securities but are reflected in each Fund’s net asset value. The liquidity of mortgage-backed securities varies by type of security; at certain times a Fund may encounter difficulty in disposing of investments. Other factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgagor carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

Ongoing developments in the residential mortgage market may have additional consequences to mortgage-backed securities. Delinquencies and losses generally have been increasing with respect to securitizations involving residential mortgage loans and may continue to increase as a result of the weakening housing market and the seasoning of securitized pools of mortgage loans.

Additionally, mortgage lenders recently have adjusted their loan programs and underwriting standards, which has reduced the availability of mortgage credit to prospective mortgagors. This has resulted in reduced availability of financing alternatives for mortgagors seeking to refinance their mortgage loans. The reduced availability of refinancing options for mortgagors has resulted in higher rates of delinquencies, defaults and losses on mortgage loans, particularly in the case of, but not limited to, mortgagors with adjustable rate mortgage loans or interest-only mortgage loans that experience significant increases in their monthly payments following the adjustment date or the end of the interest-only period (see “Adjustable Rate Mortgages” below for further discussion of adjustable rate mortgage risks). These events, alone or in combination with each other and with deteriorating economic conditions in the general economy, may continue to contribute to higher delinquency and default rates on mortgage loans. The tighter underwriting guidelines for residential mortgage loans, together with lower levels of home sales and reduced refinance activity, also may have contributed to a reduction in the prepayment rate for mortgage loans generally and this may continue.

Alternative A mortgage loans may experience greater rates of delinquency and foreclosure due to underwriting standards. These mortgage loans may not meet the sponsor’s general underwriting policies for “prime” mortgage loans due to borrower credit characteristics. In addition, the underwriting program may permit less restrictive underwriting criteria as compared to general underwriting criteria, including additional types of mortgaged properties, categories of borrowers and/or reduced documentation requirements, such as no verification of income or no verification of assets. As a consequence, delinquencies, foreclosures and cumulative losses may be expected to be greater with respect to these mortgage loans than with respect to mortgage loans originated in conformity with the general underwriting standards.

The conservatorship of Fannie Mae and Freddie Mac in September 2008 may adversely affect the real estate market and the value of real estate assets generally. It is unclear at this time to what extent these conservatorships will curtail the ability of Fannie Mae and Freddie Mac to continue to act as the primary sources of liquidity in the residential mortgage markets, both by purchasing mortgage loans for portfolio and by guaranteeing mortgage-backed securities. A reduction in the ability of mortgage loan originators to access Fannie Mae and Freddie Mac to sell their mortgage loans may adversely affect the financial condition of mortgage loan originators.

Prepayment and Redemption Risk of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. In such an event, the mortgage-backed security which represents an interest in such underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of a Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayments when interest rates decline also limits market price appreciation of mortgage-backed securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Collateralized Mortgage Obligations (“CMOs”). There are certain risks associated specifically with CMOs. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss. In addition, the average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994 and 2008, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demands imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone.

Adjustable Rate Mortgages (“ARMs”). ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the minimum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.

In addition, certain ARMs may provide for an initial fixed, below-market or “teaser” interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the “teaser” rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities.

Stripped Mortgage Securities. Part of the investment strategy of the Funds may involve the purchase of interest-only or principal-only Stripped Mortgage Securities. The yield to maturity on a PO or an IO class security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A slower than expected rate of principal payments may have an adverse effect on a PO class security’s yield to maturity. If the underlying mortgage assets experience slower than anticipated principal repayment, the Fund may fail to fully recoup its initial investment in these securities. Conversely, a rapid rate of principal payments may have a material adverse effect on an IO class security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments or principal, the Fund may fail to fully recoup its initial investment in these securities. These investments are highly sensitive to changes in interest and prepayment rates and tend to be less liquid than other CMOs.

Inverse Floaters. The DoubleLine Total Return Bond Fund and the DoubleLine Core Fixed Income Fund invest in inverse floaters, a class of CMOs with a coupon rate that resets in the opposite direction from the market rate of interest to which it is indexed such as LIBOR or COFI. In addition, like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase and their average lives will extend. Inverse floaters exhibit greater price volatility than the majority of mortgage-backed securities. In addition, some inverse floaters display extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market prices.

Mortgage Dollar Rolls

Mortgage dollar rolls involve the risk that the market value of the securities the DoubleLine Total Return Bond Fund or the DoubleLine Core Fixed Income Fund is obligated to repurchase under an agreement may decline below the price of the security the Fund sold for immediate settlement. Mortgage dollar rolls are speculative techniques involving leverage, and are considered borrowings by the Fund. Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of a least 300% of all borrowings. Neither of the Funds authorized to utilize these instruments expects to engage in mortgage dollar rolls (together with other borrowings of the Fund) with respect to greater than 33 1/3% of the Fund’s total assets.

Asset-Backed Securities

Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owned on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

Risks Associated with the DoubleLine Core Fixed Income Fund, the DoubleLine Emerging Markets Fixed Income Fund and the DoubleLine Multi-Asset Growth Fund

Foreign Securities

Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates. As compared to United States companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the United States, and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of each Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issues.

Foreign Currency

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of those Funds as measured in United States dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the DoubleLine Core Fixed Income

Fund, the DoubleLine Emerging Markets Fixed Income Fund and the DoubleLine Multi-Asset Growth Fund are authorized to enter into certain foreign currency future and forward and options contracts. However, it is not obligated to do so and, depending on the availability and cost of these devices, the Funds may be unable to use them to protect against currency risk. While foreign currency future, forward and options contracts may be available, the cost of these instruments may be prohibitively expensive so that the Funds may not to be able to effectively use them.

Emerging Market Countries

Investors should recognize that investing in securities of emerging market countries through investment in the DoubleLine Core Fixed Income Fund, the DoubleLine Emerging Markets Fixed Income Fund and the DoubleLine Multi-Asset Growth Fund involves certain risks, and considerations, including those set forth below, which are not typically associated with investing in the United States or other developed countries.

Political and economic structures in many emerging markets countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.

The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of many emerging securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

In addition, emerging market countries’ exchanges’ and broker-dealers are generally subject to less government and exchange regulation than their counterparts in developed countries. Brokerage commissions, dealer concessions, custodial expenses and other transaction costs may be higher in emerging markets than in developed countries. As a result, Funds investing in emerging market countries have operating expenses that are expected to be higher than other funds investing in more established market regions.

Many of the emerging market countries may be subject to greater degree of economic, political and social instability than is the case in the United States, Canada, Australia, New Zealand, Japan and Western European and certain Asian countries.

Such instability may result from, among other things, (i) popular unrest associated with demands for improved political, economic and social conditions, and (ii) internal insurgencies. Such social, political and economic instability could disrupt the financial markets in which the Funds invest and adversely affect the value of the Funds’ assets.

In certain emerging market countries governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. In addition, most emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation. Inflation and rapid fluctuation in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries.

Many of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which portfolio securities are denominated will have a detrimental impact on Funds investing in emerging market countries. Many emerging market countries are experiencing currency exchange problems. Countries have and may in the future impose foreign currency controls and repatriation control.

Defaulted Securities

The DoubleLine Core Fixed Income Fund, the DoubleLine Emerging Markets Fixed Income Fund and the DoubleLine Multi-Asset Growth Fund may invest in securities in default. Defaulted securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in Emerging Markets Countries are different than those in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

Risks Associated with the DoubleLine Core Fixed Income Fund, the DoubleLine Emerging Markets Fixed Income Fund and the DoubleLine Multi-Asset Growth Fund

Counterparty Risk

The DoubleLine Multi-Asset Growth Fund may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives (including swaps), which involve a promise by the counterparty to honor an obligation to the Fund. The Fund’s ability to realize a profit from such transactions will depend on the ability of the counterparty (the obligor) which it enters into the transaction to meet its obligations to the Fund. If the Fund engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses.

Cyclical Opportunities Risk

The DoubleLine Multi-Asset Growth Fund may seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Adviser believes they have growth potential. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Fund’s share prices.

Investing in Special Situations

Periodically, the DoubleLine Multi-Asset Growth Fund might use aggressive investment techniques. These might include seeking to benefit from what the Adviser perceives to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur as expected by the Adviser, which could have a negative impact on the price of the issuer’s securities. The Fund’s investment might not produce the expected gains or could incur a loss.

Sector Risk

To the extent that the DoubleLine Multi-Asset Growth Fund has significant investments in one or a few sectors, it bears more risk than a fund that maintains broad sector diversification because, for example, a decline in values of the securities of issuers in that sector (due to, for example, an issue affecting companies in that sector) will affect the performance of the Fund greater than a fund that invests more broadly or evenly across sectors. Specific types of sector risk include the following:

Financial Services Risk: The DoubleLine Multi-Asset Growth Fund may invest a significant portion of its assets in the financial services sector. Risks of investing in the financial services sector include: (i) Regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which such companies operate; (ii) Changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iii) Non diversified loan portfolios: financial services companies, whose securities the Fund purchases, may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; (iv) Credit:

financial services companies may have exposure to investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; and (v) Competition: the financial services sector has become increasingly competitive.

Natural Resource Risk: The DoubleLine Multi-Asset Growth Fund may invest in companies that derive their value from natural resources, and therefore may be particularly subject to risks affecting those companies. “Natural resources” may include, without limitation, energy (including gas, petroleum, petrochemicals and other hydrocarbons), precious metals (including gold), base and industrial metals, timber and forest products, agriculture and commodities.

Natural resource prices can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries. In addition, political and economic conditions in a limited number of natural-resource-producing countries may have a direct effect on the commercialization of natural resources, and consequently, on their prices. For example, the vast majority of gold producers are domiciled in just five countries: South Africa, the United States, Australia, Canada and Russia.

Technology Risk: The DoubleLine Multi-Asset Growth Fund may concentrate investments in companies which utilize innovative technologies and therefore may be particularly subject to risks affecting those companies. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. Electronic technology and technology service companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies in an emerging stage of development are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of that Fund. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While none of the Funds is managed with the intent of generating short- term capital gains, each of the Funds may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Adviser, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in capital gains or losses and could result in a high portfolio turnover rate during a given period. Debt securities are normally traded on a principal basis, involving a mark-up or mark-down of the price which is an indirect transaction cost, and therefore do incur transaction costs that are incorporated in purchase or sale prices.

The portfolio turnover rates of the Funds cannot be accurately predicted.

DISCLOSURE OF PORTFOLIO INFORMATION

It is the policy of the Trust to provide an unaudited list of each Fund’s holdings as of month-end and, potentially, other portfolio-related information (collectively, the “Portfolio Holdings”) to shareholders and others upon request to the Funds, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter). This information is generally not available on the Funds’ website. Shareholders and others who wish to obtain Portfolio Holdings for a particular month may make a request by contacting the Funds at no charge at 877-DLine11 (877-354-6311) between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for Portfolio Holdings may be made on a monthly or standing basis pursuant to this procedure. Persons making requests will be asked to provide their name and a mailing address, e-mail address or fax number. Each Fund reserves the right to refuse to fulfill a request if it believes that providing Portfolio Holdings would be contrary to the best interests of the Fund.

In addition, the Funds may disclose Portfolio Holdings at any time to analysts, ratings agencies, outside fund evaluators and data aggregators such as, but not limited to, Morningstar, Lipper, Bloomberg and Standard and Poors. The disclosure of Portfolio Holdings in this context is generally conditioned on the recipient agreeing to treat such Portfolio Holdings as confidential (provided that analysts and rating agencies may publish portfolio positions upon the consent of authorized personnel (as defined below), under circumstances where such personnel determine that such information is publicly available through the Funds’ website or by other means, or will become publicly available through such publication), and to not allow the Portfolio Holdings to be used by it or its employees in connection with the purchase or sale of shares of a Fund.

In addition, Portfolio Holdings are provided or otherwise available on a real-time basis to third-party service providers of the Funds (and their personnel) who require the information to provide services to the Funds, including the Adviser, the Funds’ custodian, U.S. Bank N.A., pricing service providers, Thomson Reuters/Lipper, broker-dealers who facilitate the Funds’ trading, the Funds’ accountant and administrator, U.S. Bancorp Fund Services, LLC, and the Funds’ Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. Each Fund generally seeks to limit the use of Portfolio Holdings by these recipients to those uses that are necessary for the service provider to provide services to the Fund.

The Trust’s Chief Compliance Officer and Senior Officers (for example, President, Secretary) (collectively, “authorized personnel”) may authorize disclosure of a Fund’s Portfolio Holdings. The Trust’s Chief Compliance Officer or other authorized personnel provide periodic reports to the Trust’s Board of Trustees regarding the operation of the Trust’s policy in respect of the disclosure of Portfolio Holdings and disclosures made pursuant to it.

No compensation is received by the Funds or the Adviser in connection with the disclosure of Portfolio Holdings.

BROKERAGE PRACTICES

The Adviser is responsible for the placement of the Funds’ portfolio transactions and, with respect thereto, the negotiation of prices, brokerage commissions, if any, and mark-ups and mark-downs or spreads on principal transactions. The Adviser may also purchase securities on behalf of the Funds in underwritten offerings at fixed prices that include discounts to underwriters and/or concessions to dealers.

In placing a portfolio transaction, the Adviser seeks to achieve best execution. This means that, in selecting broker-dealers to execute portfolio transactions for the Funds, the Adviser seeks to select broker-dealers that will execute securities transactions in a manner that is in the best interest of the Funds such that the total cost or proceeds of each transaction is the most favorable under the circumstances. This does not mean, however, that portfolio transactions are always executed at the lowest available commission or spread, and the Adviser may effect transactions that cause a Fund to pay a commission or spread in excess of a commission or spread that another broker-dealer would have charged if the Adviser determines that, notwithstanding such commission or spread such transaction is in the Fund’s best interest. In making this determination, the Adviser may take a variety of factors into consideration, including, (i) execution quality in light of order size, difficulty of execution and other relevant factors; (ii) associated expenses and costs; (iii) the quality, reliability, responsiveness and value of the provided services, (iv) the operational compatibility between the broker-dealer and the Adviser; and (v) the broker-dealer’s safety and soundness.

From time to time, the Adviser receives unsolicited research from various brokers, which may or may not be counterparties to trades placed on behalf of clients. While the Adviser may review and consider certain of the research received, the provision of research does not factor into the Adviser’s broker selection process. Research services include items such as reports on industries and companies, economic analyses, review of business conditions and portfolio strategy and various trading and quotation services. Such services also include advice from broker-dealers as to the value of securities, availability of securities, availability of buyers, and availability of sellers. These services also include recommendations as to purchase and sale of individual securities and timing of transactions.

Research may be provided directly by an executing broker-dealer (“direct research providers”) or by third party research providers such as a non-executing third party broker-dealer or other third party research service (“third party research providers”).

In an effort to achieve efficiencies in execution and reduce trading costs, the Adviser and its affiliates may aggregate securities transactions on behalf of a number of accounts, including accounts of the Funds, at the same time. In addition, the Adviser may execute securities transactions alongside or interspersed between aggregated orders when the Adviser believes that such execution will not interfere with its ability to execute in a manner believed to be most favorable to its clients as a whole. The Adviser may exclude trades for accounts that direct brokerage or that are managed in part for tax considerations from aggregate orders.

When executing aggregate orders, trades will be allocated among accounts using procedures that the Adviser considers to be reasonably designed to be non-preferential and fair and equitable over time. This may include making the allocation on a random or pro rata basis or based on such considerations as diversification requirements, duration, investment objectives, client contractual or regulatory investment guidelines and restrictions, existing or targeted account weightings in particular securities or sectors, lot size, account size, cash availability, amount of existing holdings (or substitutes) of the security in the accounts, investment time horizons and directed brokerage instructions, if applicable.

The Adviser shares allocations of public offerings and other desirable but limited opportunities to buy or sell securities in a manner that the Adviser considers reasonably designed to be non-preferential and fair and equitable over time, such that no account or group of accounts receives consistently favorable or unfavorable treatment. Generally, such allocations will be effected either randomly or on the basis of pre-determined ratios based on each account’s documented assets under management and leverage, provided that exceptions may be made due to a variety of considerations.

In addition, and particularly with respect to fixed income securities, if a small amount of an investment is allocated to the Adviser, the Adviser may allocate it disproportionately, taking into consideration lot size, existing or targeted account weightings in particular securities and/or sectors, account size, diversification requirements and investment objectives/restrictions.

During the fiscal period ended March 31, 2011, the Funds paid total brokerage commissions as follows:

Fund	2011
Total Return Bond Fund

Core Fixed Income Fund

Emerging Markets Fixed Income Fund

Multi-Asset Growth Fund

As of the close of the fiscal period ended March 31, 2011, the Funds listed below owned securities of their regular broker-dealers as defined by Rule 10b-1 under the 1940 Act. (Generally, a regular broker or dealer of an investment company is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from participating in portfolio transactions, engaged as principal in the largest dollar amount of portfolio transactions, or sold the largest dollar amount of portfolio securities during the Fund’s most recent fiscal year).

Total Return Bond Fund

Broker-dealer	Amount

Core Fixed Income Fund

Broker-dealer	Amount

Emerging Markets Fixed Income Fund

Broker-dealer	Amount

UBS AG	$6,576,000

Multi-Asset Growth Fund

Broker-dealer	Amount

TRUSTEES AND OFFICERS

The Board of the Trust consists of six Trustees, four of whom are not considered to be “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Board is responsible for overseeing the management and operations of the Trust, including general supervision of the duties performed by the Adviser and other service providers to the Trust. The Adviser and the Fund’s administrator are responsible for the day-to-day management and administration of the Trust.

The Chair of the Board, Mr. Jeffrey E. Gundlach, also serves as Chief Executive Officer of the Adviser and as such he participates in the oversight of the Trust’s day-to-day business affairs. Mr. Gundlach is an “interested person” of the Trust. The Vice Chairman of the Board of Trustees is Mr. Philip A. Barach. He serves as the President of the Adviser and is also an “interested person” of the Trust.

Mr. Raymond B. Woolson serves as the lead Independent Trustee. A portion of each regular meeting of the Board is devoted to an executive session of the Independent Trustees at which no members of management or the Fund’s administrator are present. At those meetings, the Independent Trustees consider a variety of matters that are required by law to be considered by the Independent Trustees, as well as matters that are scheduled to come before the full Board of Trustees, including fund governance, fund management, and leadership issues, and are advised by independent legal counsel. Mr. Woolson serves as Chair for those meetings.

The Board has an Audit Committee consisting of three Trustees who are Independent Trustees. The Audit Committee’s members are Messrs. Salter, Untracht, and Woolson. The Audit Committee makes recommendations to the Board of Trustees concerning the selection of the independent auditors and reviews with the auditors the results of the annual audit, including the scope of auditing procedures, the adequacy of internal controls and compliance by the Trust with the accounting and financial reporting requirements of the 1940 Act.

The Board has a Nominating Committee consisting of three Trustees who are Independent Trustees. The members of the Trust’s Nominating Committee are Messrs. Ciprari, Untracht, and Woolson. The Nominating Committee makes recommendations to the Board of Trustees regarding nominations for membership on the Board of Trustees as an independent trustee. Based on, among other things, information provided by management of the Trust, the Nominating Committee periodically reviews trustee compensation and recommends any changes it deems appropriate to the Independent Trustees. The Nominating Committee will also consider potential trustee candidates recommended by shareholders provided that the proposed candidates satisfy the trustee qualification requirements provided in the Trust’s Declaration of Trust, as amended, and the Trust’s other governing documents.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust. The Board believes that the Trustees’ ability to review, critically evaluate, question, and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of its duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes and/or skills, among others, of its members in reaching its conclusion: (i) such person’s business and professional experience and accomplishments, including prior experience in the financial services and investment management fields or on other boards; (ii) such person’s ability to work effectively with the other members of the Board; (iii) how the individual’s skills, experiences, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board; (iv) such person’s character and integrity; (v) such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; and (vi) as to each Trustee other than Messrs. Gundlach and Barach, his status as not being an “interested person” (as defined in the 1940 Act) of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills were considered in respect of the listed Trustee: Mr. Ciprari, significant experience serving in the investment banking industry and as a senior executive at an investment bank; Mr. Salter, significant experience and familiarity with securities markets and financial matters generally; Mr. Untracht, significant financial accounting and reporting experience; Mr. Woolson, significant financial consulting, fund accounting, and fund administration experience; Mr. Gundlach, significant experience and service in the investment management industry and as a senior executive at an investment advisory firm; and Mr. Barach, significant experience and service in the investment management industry. References to the experience, qualifications, attributes, and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Board has determined that its leadership structure is appropriate given the business and nature of the Trust, including: (i) the extensive oversight provided by the Adviser, of which Mr. Gundlach is the Chief Executive Officer; (ii) the extent to which the Independent Trustees meet as needed, together with their independent legal counsel, in the absence of members of management and members of the Board who are “interested persons” of the Trust; and (iii) the leadership role of the lead Independent Trustee. The Board expects to review its structure on an annual basis.

The Trustees of the Fund, and their business addresses and their principal occupations for the last five years are set forth below. The Trustees oversee each of the four DoubleLine Funds in the Trust.

Independent Trustees

Name, Address, and Age(1)	Position with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen	Other Directorships Held by Trustee
Joseph J. Ciprari, 45	Trustee	Indefinite/ Since Inception	Consultant with Remo Consultants. Formerly, Managing Director, UBS AG.	4	None
John C. Salter, 53	Trustee	Indefinite/ Since Inception	Partner at Stark, Salter & Smith, a securities brokerage firm specializing in tax exempt bonds.	4	None
Robert J. Untracht, 60	Trustee	Indefinite/ Since Inception	Financial Reporting Consultant with International Lease Finance Corporation.	4	None (2)

Raymond B. Woolson, 51	Trustee	Indefinite/ Since Inception	President of Apogee Group, Inc., a company providing financial consulting services.	4	None

(1)	The address of each Independent Trustee is c/o DoubleLine Capital LP, 333 South Grand Avenue, Suite 1800, Los Angeles, CA 90071.
(2)	Formerly, a member of the Board of Directors of SM&A, Inc. (a publicly traded company).

Interested Trustees

Each of these Trustees is an “interested person” of the Trust as defined in the 1940 Act because they are officers of the Adviser, and indirect shareholders in the Adviser.

Name, Address, and Age(1)	Position with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen	Other Directorships Held by Trustee
Jeffrey E. Gundlach, 50	Trustee	Indefinite/ Since Inception	Chief Executive Officer at DoubleLine Capital LP (since December 2009); prior thereto, Chief Investment Officer, Group Managing Director and President at TCW.	4	None
Philip A. Barach, 57	Trustee	Indefinite/ Since Inception	President at DoubleLine Capital LP (since December 2009); prior thereto, Group Managing Director at TCW.	4	None

(1)	The address of each Interested Trustee is DoubleLine Capital LP, 333 South Grand Avenue, Suite 1800, Los Angeles, CA 90071.

The function of the Board with respect to risk management is one of periodic oversight and not active involvement in, or coordination of, day-to-day risk management activities for the Trust. The Adviser’s personnel seek to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust. Under the overall supervision of the Board or the applicable Committee of the Board, the Trust, the Adviser, and other service providers to the Trust employ a variety of processes, procedures, and controls to identify such possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. The Board recognizes, however, that not all risks that may affect the Trust can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Trust’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information. There is no assurance that the Board of Trustees’ operations or leadership structure will identify, prevent, or mitigate risks in actual practice. The Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Equity Ownership of Trustees in the Funds

The Trustees owned the following dollar ranges of equity securities in the Funds as of the end of the most recently completed calendar year:

Fund Shares Owned by Trustees as of December 31, 2010

Amount Invested Key
A. $0
B. $1-$10,000
C. $10,001-$50,000
D. $50,001-$100,000
E. over $100,000

	Dollar Range of Equity Securities Owned in the Funds				Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Name of Trustee	Total Return Bond Fund	Core Fixed Income Fund	Emerging Markets Fixed Income Fund	Multi- Asset Growth Fund(1)
“Independent” Trustees
Joseph J. Ciprari
John C. Salter
Robert J. Untracht
Raymond B. Woolson
“Interested” Trustees
Jeffrey E. Gundlach	G	G	F	A	G
Philip A. Barach	G	A	F	A	G

(1) The DoubleLine Multi-Asset Growth Fund commenced operations on December 15, 2010.

Trustee Interest in Adviser, Distributor or Affiliates

As of the end of the most recently completed calendar year, neither the Trustees who are not “interested” persons, as defined by the 1940 Act (“Independent Trustees”), of the Trust nor members of their immediate families, own or has owned securities beneficially or of record in the Adviser, the Distributor, or any affiliate of the Adviser or Distributor during the past two calendar years, as shown by the chart below. Accordingly, as of the end of the most recently completed calendar year, neither the Independent Trustees of the Trust nor members of their immediate families, have or had a direct or indirect interest, the value of which exceeds $120,000 in the Adviser, the Distributor, or any of their affiliates during the past two calendar years.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Joseph J. Ciprari	None	None	None	None	None
John C. Salter	None	None	None	None	None
Robert J. Untracht	None	None	None	None	None
Raymond B. Woolson	None	None	None	None	None

Trustee Material Interest in Any Transactions with Adviser, Distributor or Affiliates

During the two most recently completed calendar years, neither the Independent Trustees of the Trust nor members of their immediate family, have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor, or any affiliate of the Adviser or Distributor was a party.

Compensation of Independent Trustees

The Trust pays each Independent Trustee an annual fee of $20,000 plus a per joint meeting fee of $5,000 for meetings of the Board of Trustees or Committees of the Board of Trustees attended by the trustee prorated among the Funds. Trustees are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers who are employed by the Adviser or an affiliated company thereof receive no compensation nor expense reimbursement from the Trust. Trustees do not receive any pension or retirement benefits as a result of their service as a trustee of the Trust.

The following table reflects the compensation paid to each Independent Trustees by the Trust for the fiscal year period ended March 31, 2011.

Aggregate Compensation from the Funds
	Total Return Bond Fund	Core Fixed Income Fund	Emerging Markets Fixed Income Fund	Multi- Asset Growth Fund	Total Compensation from Trust and Trust Complex(1) Paid to Trustees
Name of Trustee
“Independent” Trustees
Joseph J. Ciprari
John C. Salter
Robert J. Untracht
Raymond B. Woolson
“Interested” Trustees
Jeffrey E. Gundlach	None	None	None	None	None
Philip A. Barach	None	None	None	None	None
(1)	Trust Complex includes all five series of the Trust.

Retirement Policy

The Trust has not adopted a retirement policy for trustees.

Officers

The officers of the Trust who are not also trustees of the Trust are:

Name and Address	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ronald R. Redell	President	Indefinite/Since Inception	President at DoubleLine Funds Trust (since January 2010); prior thereto, President and CEO at TCW Funds, Inc. and TCW Strategic Income Fund, Inc.
Joseph W. Sullivan III	Chief Financial Officer/ Treasurer	Indefinite/Since Inception	Chief Financial Officer at DoubleLine Funds Trust (since January 2010); prior thereto, Principal and Chief Operating Officer of Piping Ridge Capital during 2009. Prior to Piping Ridge Capital, Mr. Sullivan served as Chief Operating Officer and Chief Compliance Officer at Peconic Partners.
Earl A. Lariscy	Chief Compliance Officer	Indefinite/Since June 2010	General Counsel at DoubleLine Capital LP (since April 2010); prior thereto, Director at Barclay’s Capital and Agency General Manager of Barclays Bank PLC’s California based banking operations beginning in October 2007. Prior to Barclays, Mr. Lariscy served as Vice President/Associate General Counsel to TCW since January 2006 and worked as outside counsel with Linklaters in New York.
Louis C. Lucido	Secretary	Indefinite/Since Inception	Chief Operating Officer of DoubleLine Capital LP; prior thereto, Group Managing Director at TCW.

INVESTMENT ADVISORY AGREEMENT

The Trust and the Adviser are parties to an Investment Management and Advisory Agreement (“Advisory Agreement”). The Adviser was organized in 2009 as a Delaware limited liability company, and was converted into a Delaware limited partnership on December 24, 2009. Jeffrey E. Gundlach, the Chief Executive Officer of the Adviser and an Interested Trustee of the Trust, holds the largest number of limited partnership interests of the Adviser, and, combined with Philip A. Barach, the President of the Adviser and an Interested Trustee of the Trust,

are the majority limited partners of the Adviser. The Adviser issued limited partner interests to affiliates of Oaktree Capital Management, L.P. (“Oaktree”) pursuant to a binding agreement. The general partner of the Adviser is DoubleLine Capital GP LLC, an entity that is wholly owned by Jeffrey E. Gundlach. As a result, Mr. Gundlach may be deemed to control the Adviser. Under the Advisory Agreement, the Trust retains the Adviser to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, to administer its day-to-day operations, and to be responsible for overall management of the Trust’s business affairs subject to control by the Board of Trustees of the Trust. The Adviser is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of each Fund’s investment objectives.

The Adviser furnishes to the Trust office space at such places as are agreed upon from time to time and all office facilities, business equipment, supplies, utilities and telephone service necessary for managing the affairs and investments and arranges for officers or employees of the Adviser to serve, without compensation from the Trust, as officers, trustees or employees of the Trust if desired and reasonably required by the Trust.

Each Fund pays a monthly fee to the Adviser, calculated at the following annual rate (as a percentage of each Fund’s average daily net asset value):

DoubleLine Total Return Bond Fund	0.40%
DoubleLine Core Fixed Income Fund	0.40%
DoubleLine Emerging Markets Fixed Income Fund	0.75%
DoubleLine Multi-Asset Growth Fund	1.00%

With respect to the DoubleLine Total Return Bond Fund and the DoubleLine Core Fixed Income Fund, the Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the lesser of (a) 0.49% for the Class I shares or 0.74% for the Class N shares and (b) the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. With respect to the DoubleLine Emerging Markets Fixed Income Fund, the Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. With respect to the DoubleLine Multi-Asset Growth Fund, the Adviser has contractually agreed to waive its investment advisory fee and to pay or reimburse the Fund for other ordinary expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.45% for Class A shares, 2.20% for Class C shares, 1.20% for Class I shares and 1.45% for Class N shares.

Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, and any other extraordinary expense. These expense limitations may only be terminated commencing one year after the effective date of the registration statement.

The Adviser is permitted to be reimbursed for fee reductions and/or expense reimbursements it made to the Fund in the prior three fiscal years. Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement requested by the Adviser is subject to review and approval by the Board of Trustees and will be subject to the Fund’s expense limitations in place when the expenses were waived. The current expense limitations are in place for one year from the effective date of the Fund’s registration statement.

Except for expenses specifically assumed by the Adviser under the Advisory Agreement, each Fund bears all expenses incurred in its operations. Fund expenses include the fee of the Adviser; expenses of the Plan of Distribution pursuant to Rule 12b-1; compensation and expenses of trustees who are not officers or employees of the Adviser; registration, filing and other fees in connection with filings with states and other regulatory authorities; fees and expenses of independent accountants; the expenses of printing and mailing proxy statements and shareholder reports; custodian and transfer and dividend disbursing agent charges; brokerage fees and commissions and securities transaction costs; taxes and government fees; legal fees; the fees of any trade association; the costs of the administrator and fund accountant; compliance support services; the cost of stock certificates, if any, representing shares of the Fund; organizational expenses; expenses of shareholder and trustee meetings; the cost and expense of printing, including typesetting, and distributing prospectuses and supplements thereto to the Fund’s shareholders; premiums for the fidelity bond and any errors and omissions insurance; interest and taxes; and any other ordinary or extraordinary expenses incurred in the course of the Fund’s business. The 12b-1 fees relating to the Class A, Class C and Class N shares will be directly allocated to that class.

The Advisory Agreement was approved by each Fund’s shareholders and will continue in effect as to each Fund initially for two years and thereafter from year to year if such continuance is specifically approved at least annually by (a) the Board of Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the Fund, and (b) vote of a majority of the trustees who are not “interested persons” of the Trust or the Adviser (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated without penalty at any time on 60 days’ written notice, by vote of a majority of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement terminates automatically in the event of its assignment.

The Advisory Agreement also provides that the Adviser shall not be liable to the Trust for any actions or omissions if it acted in good faith without gross negligence, willful misfeasance, bad faith, or from reckless disregard of its duties.

Advisory fees, waiver and expense reimbursements/(recoupment) for the last three fiscal years were as follows:

Fiscal year ending March 31, 2011:	Gross Advisory Fee	Expenses Waived or Reimbursed/(Recouped)	Net Advisory Fees Paid
Total Return Bond Fund
Core Fixed Income Fund
Emerging Markets Fixed Income Fund
Multi-Asset Growth Fund

CODE OF ETHICS

Both the Trust and the Adviser have adopted codes of ethics under Rule 17j-1 of the 1940 Act (collectively, the “Codes”). While the Codes permit personnel subject thereto to invest in securities, including securities that may be purchased or held by the Funds, they also subject such personnel, other than Trustees of the Funds that are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the 1940 Act, to a number of procedures and prohibitions with respect to investment activities. These procedures include (1) reporting, including on a quarterly and annual basis, of accounts, position and transaction information, other than positions in certain securities that are excluded from the reporting requirements of Rule 17j-1(d); (2) pre-clearance of securities transactions other than certain excluded securities; and (3) a pre-approval requirement with respect to the purchase of any securities in a private placement, initial public offering or limited offering. A copy of the Code of Ethics will be provided upon request. The Codes also prohibit the investment by subject personnel in (1) any security on the Adviser’s list of restricted securities; (2) uncovered short sales; and (3) uncovered options. Additional restrictions and prohibitions also apply to certain investment personnel subject to the Code, including portfolio managers.

PROXY VOTING POLICIES

The determination of how to vote proxies relating to portfolio securities is made by the Adviser pursuant to its written proxy voting policies and procedures (the “Proxy Policy”), which have been adopted pursuant to Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Proxy Policy also applies to any voting rights and/or consent rights on behalf of the portfolio securities, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.

The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Funds and their shareholders. Under the Proxy Policy, the Adviser will review each proxy to determine whether there may be a material conflict between the Adviser and the Fund. If no conflict exists, the Adviser will vote the proxy on a case-by-case basis in the best interest of each client under the circumstances, taking into account, but not necessarily being bound, by any recommendation made by any third party vendor that has been engaged by the Adviser to provide recommendations on the voting of proxies as well as the Adviser’s voting guidelines.

If a material conflict does exist, the Adviser will seek to resolve any such conflict in accordance with the Proxy Policy, which seeks to resolve such conflict in the Fund’s best interest by pursuing any one of the following courses of action: (i) voting in accordance with the voting guidelines or factors set forth in the Proxy Policy; (ii) convening a committee to assess and resolve the conflict; (iii) voting in accordance with the recommendation of an independent third-party service provider; (iv) voting in accordance with the instructions of the Fund’s Board of Trustees, or any committee thereof; or (v) not voting the Proxy.

In certain limited circumstances, particularly in the area of structured finance, the Adviser may enter into voting agreements or other contractual obligations that govern the voting of shares and, in such cases, will vote any proxy in accordance with such agreement or obligation.

In addition, where the Adviser determines that there are unusual costs and/or difficulties associated with voting a proxy, which more typically might be the case with respect to proxies of non-U.S. issuers, the Adviser reserves the right to not vote a proxy unless it determines that the potential benefits of voting the proxy exceed the expected cost.

The Adviser supervises and periodically reviews its proxy voting activities and implementation of the Proxy Policy.

Information about how a Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling (800) 248-4486 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy are available by calling 877-DLine11 (877-354-6311).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of June    , 2011, the following persons held of record more than 5% of the outstanding shares of the Funds; the Trust has no information regarding the beneficial owners of such securities. A shareholder who beneficially owns 25% or more of a Fund is presumed to “control” that Fund and such shareholders will be able to affect the outcome of matters presented for a vote of that Fund’s shareholders. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the Investment Advisory and Management Agreement with the Adviser. Soon after the public offering commences, it is anticipated that the Adviser will no longer control the Funds. The trustees and officers of the Trust, as a group, owned     % of the outstanding shares of the Fund as of June     , 2011.

Fund/Class	Shareholder Name & Address	% held as of June , 2011
Total Return Bond Fund – Class I Shares

Fund/Class	Shareholder Name & Address	% held as of June , 2011
Total Return Bond Fund – Class N Shares

Fund/Class	Shareholder Name & Address	% held as of June , 2011
Core Fixed Income Fund – Class I Shares
Core Fixed Income Fund – Class N Shares

Fund/Class	Shareholder Name & Address	% held as of June , 2011
Emerging Markets Fixed Income Fund – Class I Shares
Emerging Markets Fixed Income Fund – Class N Shares

Fund/Class	Shareholder Name & Address	% held as of June , 2011
Multi-Asset Growth Fund – Class A Shares

Fund/Class	Shareholder Name & Address	% held as of June , 2011
Multi-Asset Growth Fund – Class C Shares
Multi-Asset Growth Fund – Class I Shares
Multi-Asset Growth Fund – Class N Shares

PORTFOLIO MANAGEMENT

Portfolio Manager Compensation

DoubleLine Capital LP

The overall objective of the compensation program for portfolio managers is for the Adviser to attract competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate are designed to achieve these objectives and to reward the portfolio managers for their contribution to the success of their clients and the Adviser. Portfolio managers are compensated through a combination of base salary, discretionary bonus and equity participation in the Adviser. Bonuses and equity generally represent most of the portfolio managers’ compensation. However, in some cases, portfolio managers may have a profit sharing interest in the revenue or income related to the areas for which the portfolio managers are responsible. Such profit sharing arrangements can comprise a significant portion of the portfolio manger’s overall compensation.

Salary. Salary is agreed to with managers at time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of the portfolio manager’s compensation.

Discretionary Bonus/Guaranteed Minimums. Portfolio managers receive discretionary bonuses. However, in some cases, pursuant to contractual arrangements, some portfolio managers may be entitled to a mandatory minimum bonus if the sum of their salary and profit sharing does not reach certain levels.

Equity Incentives. Portfolio managers participate in equity incentives based on overall firm performance of the Adviser, through direct ownership interests in the Adviser or participation in stock option or stock appreciation plans of Adviser. These ownership interests or participation interests provide eligible portfolio managers the opportunity to participate in the financial performance of the Adviser as a whole. Participation is generally determined in the discretion of Adviser, taking into account factors relevant to the portfolio manager’s contribution to the success of Adviser.

Other Plans and Compensation Vehicles. Portfolio managers may elect to participate in Adviser’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-

deferred basis. The Adviser may also choose, from time to time to offer certain other compensation plans and vehicles, such as a deferred compensation plan, to portfolio managers.

Summary. As described above, an investment professional’s total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the contribution made to the overall investment process. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors. Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team’s dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the Adviser’s leadership criteria.

Ownership of Securities and Other Managed Accounts

The first table sets forth the dollar of securities of the Fund owned by each portfolio manager as of March 31, 2011. The second table sets forth certain information, as of March 31, 2011, regarding other accounts managed by the portfolio managers, including the managed Fund. Total assets in the second table are in millions. Certain portfolio managers invest in their investment strategy through investment vehicles other than the Funds.

DoubleLine Total Return Bond Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Jeffrey E. Gundlach
Philip A. Barach

Performance Fee Accounts
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)

Jeffrey E. Gundlach
Philip A. Barach

DoubleLine Core Fixed Income Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Jeffrey E. Gundlach

Performance Fee Accounts
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)
Jeffrey E. Gundlach

DoubleLine Emerging Markets Fixed Income Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Luz M. Padilla

Performance Fee Accounts
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)
Luz M. Padilla

DoubleLine Multi-Asset Growth Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Jeffrey E. Gundlach
Luz M. Padilla
Jeffrey J. Sherman
Bonnie Baha
Samuel Garza

Performance Fee Accounts
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)
Jeffrey E. Gundlach
Luz M. Padilla
Jeffery J. Sherman
Bonnie Baha
Samuel Garza

Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including a Fund), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or Adviser has a greater financial incentive, such as a performance fee account or where an account or fund managed by a portfolio manager has a higher fee sharing percentage than the portfolio manager’s fee sharing percentage with respect to a Fund. Adviser has adopted policies and procedures reasonably designed to address these types of conflicts and Adviser believes its policies and procedures serve to operate in a manner that is fair and equitable among its clients, including the Funds.

                DISTRIBUTION OF TRUST SHARES

Quasar Distributors, LLC (“Distributor”) 615 East Michigan Street, Milwaukee, Wisconsin 53202 serves as the nonexclusive distributor of each class of the Fund’s shares pursuant to a Distribution Agreement (“Distribution Agreement”) with the Trust which is subject to approval by the Board. The Distribution Agreement is terminable without penalty, on not less than 60 days’ notice, by the Trust’s Board of Trustees, by vote of holders of a majority of the Trust’s shares, or by the Distributor. The Distributor receives no compensation from the Trust except payments pursuant to the Trust’s distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”).

Each Fund offers two classes of shares: Institutional Class or Class I shares and Class N or Investor Class shares. Class I shares are offered primarily for direct investment by investors. Class N shares are offered through firms which are members of the Financial Industry Regulatory Authority (“FINRA”), and which have dealer agreements with the Distributor and other financial intermediaries.

The Trust has adopted a Plan Pursuant to Rule 18f-3 under the 1940 Act (“Rule 18f-3 Plan”). Under the Rule 18f-3 Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

The Trust also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the Class N shares of each Fund, and Class A and Class C shares of the DoubleLine Multi-Asset Growth Fund. Under the terms of the Plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class N shares for distribution and related services. The DoubleLine Multi-Asset Growth Fund compensates the Distributor at a rate equal to 0.25% and 1.00% of the average daily net assets of the Fund attributable to its Class A and Class C shares, respectively. (At least 0.25% of the amount paid under the Plan in respect of the DoubleLine Multi-Asset Growth Fund’s Class C shares is intended to provide compensation for shareholder servicing.) Payments will be made to firms that are members of FINRA and other financial intermediaries for distribution and related services. Under the terms of the Plan, services which a firm will provide may include, but are not limited to, the following functions: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Class A shares, Class C shares and Class N shares; and assisting investors in completing application forms and selecting dividend and other account options. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other sales charges.

As of the December 31, 2010, the financial intermediaries that receive the payments described above for distribution and related services include:

Firm	Amount
Ameriprise Financial, Inc.
Charles Schwab & Company, Inc.
Crowell Weedon & Company
E*Trade Clearing LLC
Jefferies & Company, Inc.
JP Morgan Securities LLC
Lazard Capital Markets LLC
LPL Financial Corporation
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Morgan Keegan & Company, Inc.
Morgan Stanley Smith Barney LLC
MSCS Financial Services, LLC
National Financial Services LLC
optionsXpress, Inc.
Pension Financial Services Inc.
Pershing LLC
Quasar
RBC Capital Markets Corporation
SEI Private Trust Company
Southwest Securities Incorporated
Sterne Agee & Leach Incorporated
TD Ameritrade Incorporated
UBS Financial Services Incorporated
Vanguard Marketing Corporation
Wedbust Morgan Securities Inc.
Wells Fargo Investments LLC

The Distributor expects to enter into such arrangements with other financial intermediaries from time to time and to make similar payments to those financial intermediaries. The names of those financial intermediaries may not necessarily appear in this SAI until a later time. Although the Adviser may use financial intermediaries that sell Fund shares to execute portfolio transactions for the Funds, the Adviser will not consider the sale of Fund shares as a factor when choosing financial intermediaries to execute those portfolio transactions.

The compensation paid by the Adviser or its affiliates to a financial intermediary may be paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The amount of continuing compensation paid by the Adviser or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. In most cases, the compensation is paid at an annual rate based on the value of the financial intermediary’s clients’ investments in the Funds. Some intermediaries may receive compensation at higher annual rates than other intermediaries. This additional amount may, but will not necessarily, reflect enhanced or additional services provided by the intermediary. You are encouraged to ask your brokerage representative or other contact with the financial intermediary what compensation that person or the financial intermediary may be receiving for your investment in the Funds.

The Plan provides that it may not be amended to materially increase the costs which Class A, Class C and Class N shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the respective class and by vote of a majority of both (i) the Board of Trustees of the Trust, and (ii) the Independent Trustees of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

The Distribution Plan for the DoubleLine Total Return Bond Fund, the DoubleLine Core Fixed Income Fund and the DoubleLine Emerging Markets Fixed Income Fund was initially approved by the Trust’s Board of Trustees on March 25, 2010 and the Distribution Plan for the DoubleLine Multi-Asset Growth Fund was initially approved by the Trust’s Board of Trustees on August 25, 2010. Each Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the vote of a majority of both (i) the Board of Trustees of the Trust, and (ii) the Independent Trustees of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

Each Fund may make payments under the Plan in respect of a class of shares of the Fund when shares of that class are not available for purchase. Since compensation under the Plan is not directly tied to the expenses incurred by the distributor, the compensation received by it from the amounts collected under the Plan during any fiscal year may be more or less than its actual expenses and may result in a profit to the Distributor.

The tables below show the amount of 12b-1 fees incurred and the allocation of such fees by Class N shares of the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund and DoubleLine Emerging Markets Fund; and Class A of the DoubleLine Multi-Asset Growth Fund for the fiscal period ended March 31, 2011.

Fund - Class	12b-1 fees incurred
Total Return Bond Fund – Class N
Core Fixed Income Fund – Class N
Emerging Markets Fixed Income Fund – Class N
Multi-Asset Growth Fund – Class A

Fund	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Expenses

Total Return Bond Fund – Class N
Core Fixed Income Fund – Class N
Emerging Markets Fixed Income Fund – Class N
Multi-Asset Growth Fund – Class A

In addition to payments under the Plan, the Funds may reimburse the Funds’ distributor or the Adviser for payments they make to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. See “Share Class Features – Payments to Financial Intermediaries” in the Prospectuses.

Payments by the Adviser

The Adviser may make payments, at its own expense and out of its own revenues in connection with the sale and distribution of the Funds’ shares or for services to the Funds and their shareholders. Such payments are in addition to any Distribution Plan amounts paid to FINRA member firms or to other intermediaries. The payments are discussed in detail in the Prospectuses under the title “Payments by the Adviser.”

In addition to member firms of FINRA, payments may also be made to their selling and shareholder servicing agents that sell shares of or provide services to the funds and their shareholders, such as banks, insurance companies and plan administrators.

ADMINISTRATION AGREEMENT

U.S. Bancorp Fund Services, LLC (“Administrator”) serves as the administrator of the Trust pursuant to an Administration Agreement. Under the Administration Agreement, the Administrator will provide certain accounting and administrative services to the Trust, including: fund accounting; calculation of the daily net asset value of each Fund; monitoring the Trust’s expense accruals; calculating monthly total return and yield figures; prospectus and statement of additional information compliance monitoring; preparing certain financial statements of the Trust; and preparing the Trust’s Form N-SAR. The Administrator receives an accounting and administration fee based on the combined assets of the Trust as follows: 0.025% of the first $3 billion in assets; 0.0200% of the next $5 billion in assets and 0.0150% thereafter.

For the fiscal period ending March 31, 2011, the Funds paid USBFS the following:

Fund Administration/Accounting Services	Fees Paid
Total Return Bond Fund
Core Fixed Income Fund
Emerging Markets Fixed Income Fund
Multi-Asset Growth Fund

DETERMINATION OF NET ASSET VALUE

As discussed in each Prospectuses, the Trust will calculate the net asset value of the Funds as of the close of trading on the NYSE (usually 4:00 p.m. Eastern time) every day the exchange is open. Nevertheless, on days when the net asset value can not be so calculated, securities held by a Fund may be actively traded, and the value of the Fund’s shares could be significantly affected.

A Fund determines each class’s net asset value per share separately, by subtracting that Fund’s liabilities attributable to that class from the Fund’s assets attributable to that class, and dividing the result by the total number of shares outstanding for the class.

CONVERSION OF SHARES BETWEEN CLASSES

From time to time, the Funds may permit the conversion of shares of one class to another share class provided that the value of shares so converted meets the minimum initial investment requirements in the other class, that the shares of the other class are eligible for sale in the applicable state of residence, those shares are otherwise available for offer and sale, and such other terms and conditions as the Fund may determine are met. Ongoing fees and expenses incurred by a given share class will differ from those of other share classes, and a shareholder receiving new shares in an intra-Fund conversion may be subject to higher or lower total expenses following such conversion. Not all DoubleLine Funds may offer all classes of shares or may be open to new investors. Conversion transactions will be effected only into an identically registered account. Shareholders should consult their tax advisors as to the federal, foreign, state and local tax consequences of an intra-Fund exchange. Such conversion transactions must be effected according to other applicable law. DoubleLine Funds also reserve the right to refuse any or all requests for conversion. A conversion of shares between classes is exempt from the trading limits described in the Prospectuses.

HOW TO BUY AND REDEEM SHARES

Shares in a Fund may be purchased and redeemed in the manner described in the Prospectuses and in this Statement of Additional Information.

Use of Sub-Transfer Agency Accounting or Administrative Services

Certain financial intermediaries perform certain sub-transfer agent accounting or administrative services for certain clients or retirement plan investors who have invested in the Funds. In consideration of the provision of these sub-transfer agency accounting or administrative services, the financial intermediaries will receive sub-transfer agency accounting or administrative fees, some or all of which may be paid by the Funds.

Purchases Through Broker-Dealers and Financial Intermediaries

Shares of the Funds may be purchased and redeemed through certain broker-dealers and financial intermediaries. If purchases and redemption’s of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Distributor, the broker-dealer may in its discretion, charge a fee for that service.

Computation of Public Offering Prices

The Funds offer their shares to the public on a continuous basis. The public offering price per share of each Fund is equal to its net asset value per share next computed after receipt of a purchase order. See “Determination of Net Asset Value” above.

Distributions in Kind

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by distribution in kind of portfolio securities in lieu of cash. Shareholders receiving distributions in kind may incur brokerage commissions or other costs when subsequently disposing of shares of those securities.

HOW TO EXCHANGE SHARES

A shareholder may exchange all or part of its shares of Class I shares in one Fund to Class I shares in another Fund or exchange from Class N shares in one Fund to Class N shares in another Fund. Any exchange into the Class I shares are subject to the same minimums as an initial or subsequent investment, as applicable and receipt of any required state securities law clearances with respect to certain Funds in the shareholder’s state of residence. An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. See “Distributions and Taxes” below.

The exchange privilege enables a shareholder to acquire shares in a Fund with different investment objectives or policies when the shareholder believes that a shift between Funds is an appropriate investment decision. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the Fund being acquired. A Fund reserves the right to reject any exchange request.

As described in each Prospectus, the exchange privilege may be terminated or revised by the Funds.

PURCHASES-IN-KIND

The Funds may, at the sole discretion of the Adviser, accept securities in exchange for shares of a Fund. Securities which may be accepted in exchange for shares of any Fund must: (1) meet the investment objectives and policies of the Fund; (2) be acquired for investment and not for resale; (3) be liquid securities which are not restricted as to transfer either by law or liquidity of market (determined by reference to liquidity policies established by the Board of Trustees); and (4) have a value which is readily ascertainable as evidenced by, for example, a listing on a recognized stock exchange.

DISTRIBUTIONS AND TAXES

The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this Statement of Additional Information. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds. It does not address special tax rules applicable to certain classes of investors, such as investors holding Fund shares through tax-advantaged accounts (such as 401(k) plan accounts or IRAs), tax-exempt entities, foreign investors, insurance companies, financial institutions and investors making in-kind contributions to the Fund. You should consult your tax advisor for more information about your own tax situation, including possible other federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

Taxation of the Funds

Each Fund intends to elect to be treated as a RIC under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to qualify for the special tax treatment accorded RICs and their shareholders, a Fund must, among other things: (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) diversify its holdings so that, at the close of each quarter of a Fund’s taxable year, (i) at least 50% of the market value of a Fund’s total assets consists of cash, cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer to a value not greater than 5% of the value of a Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers that a Fund controls and that are engaged in the same, similar or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect a Fund’s ability to meet the diversification test in (b) above.

If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If a Fund were to fail to meet the income or diversification test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, or if a Fund were otherwise to fail to qualify as a RIC accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of a Fund’s shares (as described below). In addition, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss). Any taxable income including any net capital gain retained by a Fund will be subject to tax at a Fund level at regular corporate rates. In the case of net capital gain, a Fund is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who would then, in turn, be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by a Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund would be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. Each Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund were to fail to distribute in a calendar year at least an amount generally equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or later if a Fund is permitted to elect and so elects), plus any such amounts retained from the prior year, a Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a RIC’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year (or later if the RIC is permitted to elect and so elects) generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. A Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable year. Capital loss carryforwards will retain their character as short-term or long-term and will not expire. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

Fund distributions.

For federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her shares. In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to loss carryforwards) that are properly reported by a Fund to its shareholders (for example, on an IRS Form 1099) as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with a 0% rate applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2013. These reduced rates will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. For taxable years beginning before January 1, 2013, distributions of investment income reported by a Fund to its shareholders as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. This provision will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to shareholders early in the succeeding year (generally on an IRS Form 1099).

If a Fund makes a distribution to a shareholder in excess of a Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Distributions are taxable as described herein whether shareholders receive them in cash or reinvest them in additional shares.

A dividend paid to shareholders by a Fund in January generally is deemed to have been paid by a Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year.

Distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed a Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of a Fund’s shares below the shareholder’s cost basis in those shares. As described above, each Fund is required to distribute realized income and gains regardless of whether the Fund’s net asset value also reflects unrealized losses.

In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income” that is eligible for taxation at long-term capital gain rates, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to a Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income properly reported by a Fund to its shareholders as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to a Fund’s shares.

The special tax treatment of qualified dividend income applies only to taxable years beginning before January 1, 2013, unless Congress enacts legislation providing otherwise.

In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by a Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Tax Implications of Certain Fund Investments.

Special Rules for Debt Obligations. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by the Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the OID is treated as interest income and is included in a Fund’s income (and required to be distributed by a Fund) over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, a Fund may elect to accrue market discount currently, in which case a Fund will be required to include the accrued market discount in a Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods a Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price). Each Fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which OID or acquisition discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods a Fund elects.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest a Fund actually received. Such distributions may be made from the cash assets of a Fund or, if necessary, by liquidation of portfolio securities including at a time when it may not be advantageous to do so. A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than they would in the absence of such transactions.

A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.

At-risk or Defaulted Securities. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether or to what extent the Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, OID or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Certain Investments in REITs. Any investment by the DoubleLine Multi-Asset Growth Fund in equity securities of REITs qualifying as such under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

The Fund may invest directly or indirectly in residual interests in REMICs (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Foreign Currency Transactions. Any transaction by the Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Passive Foreign Investment Companies. Equity investments by the Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, the Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” If the Fund indirectly invests in PFICs by virtue of the Fund’s investment in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections.

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Options and Futures. In general, option premiums received by the Funds are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or a Fund transfers or otherwise terminates the option (for example, through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, a Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by a Fund minus (b) a Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, a Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of a Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by a Fund is greater or less than the amount paid by a Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, a Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of a Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may give rise to qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

Other Derivatives, Hedging, and Related Transactions. In addition to the special rules described above in respect of futures and options transactions, the Fund’s transactions in other derivative instruments (for example, forward contracts and swap agreements), as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (for example, notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Commodity-Linked Derivatives. The DoubleLine Multi-Asset Growth Fund’s use of commodity-linked derivatives can bear on or be limited by the Fund’s intention to qualify as a RIC. Income and gains from certain commodity-linked derivatives does not constitute qualifying income to a RIC for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked derivative instruments in which the Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. If the Fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it is eligible to and does pay a tax at the Fund level.

Book-Tax Differences. Certain of the Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If there are differences between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any), the Fund may be required to distribute amounts in excess of its book income or a portion of Fund distributions may be treated as a return of capital to shareholders. If the Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.

Investments in Other RICs. Each Fund’s investments in shares of another mutual fund, ETF or another company that qualifies as a RIC (each, an “investment company”) can cause a Fund to be required to distribute greater amounts of net investment income or net capital gain than a Fund would have distributed had it invested directly in the securities held by the investment company, rather than in shares of the investment company. Further, the amount or timing of distributions from a Fund qualifying for treatment as a particular character (for example, long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had a Fund invested directly in the securities held by the investment company. If a Fund receives dividends from an investment company and the investment company reports such dividends as qualified dividend income, then a Fund is permitted in turn to report to its shareholders (for example, on an IRS Form 1099) a portion of its distributions as qualified dividend income, provided a Fund meets holding period and other requirements with respect to shares of the investment company.

If a Fund receives dividends from an investment company and the investment company reports such dividends as eligible for the dividends-received deduction, then a Fund is permitted in turn to report to its shareholders (for example, on an IRS Form 1099) its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the investment company.

If at the close of each quarter of a Fund’s taxable year, at least 50% of its total assets were to consist of interests in other RICs, a Fund would be a “qualified fund of funds.” In that case, a Fund would be permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by a Fund in respect of foreign securities held directly by a Fund or by an underlying fund in which it invests that itself elected to pass such taxes through to shareholders, so that shareholders of a Fund would be eligible to claim a tax credit or deduction for such taxes. However, even if a Fund were to qualify to make such election for any year, it may determine not to do so. See “Foreign Taxation” below for more information. Additionally, if a Fund were a “qualified fund of funds,” a Fund would be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any. However, even if a Fund were eligible to report any distributions as exempt-interest dividends, it provides no assurance that it would do so.

Investment in a Wholly-Owned Subsidiary. A Fund may organize and invest in one or more wholly-owned subsidiaries in order to achieve optimal exposure to certain asset classes without violating the 90% gross income requirement applicable to RICs, as described above. If a Fund were to invest in a wholly-owned foreign subsidiary (treated as a controlled foreign corporation (“CFC”) for U.S. federal income tax purposes), each year it would generally be required to include in gross income all of the CFC’s “subpart F income.” Subpart F income would be treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by the CFC during a tax year would not flow through to a Fund and thus would not be available to offset a Fund’s other income or capital gains. If a Fund were to recognize subpart F income in excess of actual distributions from the CFC in a particular year, it may be required to liquidate other investments in order to satisfy its distribution requirements. There is no assurance, however, that a Fund will invest in one or more wholly-owned subsidiaries to limit its exposure to nonqualifying income; not doing so may limit the fund’s exposure to certain assets, or increase the risk of disqualification as a RIC.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish a Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to a Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to any distributions that a Fund properly reports as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax-Exempt Shareholders.

Income of a RIC that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by a Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by a Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in a Fund.

CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Sale, Exchange or Redemption of Shares

The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. In addition, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less generally will be disallowed, to the extent of any exempt-interest dividends received by the shareholder with respect to the shares.

Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Foreign Taxation

Income received by a Fund (or RICs in which a Fund has invested) from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. This will decrease the Fund’s yield on securities subject to such taxes. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund. However, if a Fund were a “qualified fund of funds,” it would be permitted to elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Investments in Other RICs” above.) Even if a Fund were eligible to make such an election for a given year, it may determine not to do so.

Foreign Shareholders.

Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. Distributions properly designated as Capital Gain Dividends and exempt-interest dividends generally are not subject to withholding of U.S. federal income tax (but may be subject to backup withholding).

For distributions with respect to taxable years of a Fund beginning before January 1, 2012, a Fund is not required to withhold any amounts (i) with respect to distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses to the extent such distributions were properly designated by such fund (“short-term capital gain dividends”). This exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. The exception to withholding for short-term capital gain dividends does not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions subject to special rules regarding the disposition of U.S. real property interests as described below. If a Fund invests in a RIC that paid such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign persons. Each Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. Each Fund provides no assurance that it will report any distributions as interest-related dividends or short-term capital gain dividends. The exemption from withholding for interest-related and short-term capital gain dividends will expire for distributions with respect to taxable years of a Fund beginning on or after January 1, 2012, unless Congress enacts legislation providing otherwise.

In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends or exempt-interest dividends unless (i) such gain or dividend is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Subject to certain exceptions (for example, for a Fund that is a “United States real property holding corporation” as described below), a Fund is generally not required to withhold on the amount of a non-dividend distribution (i.e., a distribution that is not paid out of the Fund’s current or accumulated “earnings and profits” for the applicable taxable year) when paid to its foreign shareholders.

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from a Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of a Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Special rules would apply if a Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If a Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by a Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by a Fund from a lower-tier RIC or REIT that a Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (for example, as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. On and after January 1, 2012, this “look-through” USRPI treatment for distributions by a Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders would apply only to those distributions that, in turn, are attributable to distributions received by a Fund from a lower-tier REIT that a Fund is required to treat as USRPI gain in its hands. The “look-through” for distributions received by the Fund from a lower-tier RIC will expire for distributions made by the Fund on or after January 1, 2012, unless Congress enacts legislation providing otherwise.

In addition, if a Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Moreover, if a Fund were a USRPHC or former USRPHC, it could be required to withhold on amounts distributed to a greater-than-5% foreign shareholder to the extent such amounts are in excess of the Fund’s current and accumulated “earnings and profits” for the applicable taxable year.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.

A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts and Other Foreign Financial Assets

Effective for taxable years beginning after March 18, 2010, certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear under what circumstances, if any, a shareholder’s (indirect) interest in a Fund’s “specified foreign financial assets,” if any, falls within this requirement. In addition, shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in a Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor regarding the applicability to them of both of these reporting requirements.

Other Reporting and Withholding Requirements

New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by a Fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (for example, Capital Gain Dividends and short-term capital gain and interest-related dividends, as described above), will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into an agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide a Fund with such certifications or other documentation as a Fund requires to comply with the new rules. Persons investing in a Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in a Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

INVESTMENT RESULTS

The Funds may, from time to time, include their yield, tax equivalent yield, average annual total return, average annual total return after taxes on distributions, average annual total return after taxes on distributions and redemptions in advertisements or shareholder reports or other communications to shareholders or prospective investors. The Funds also may, with respect to periods of less than one year, provide total return information for that period that is not annualized. The Funds may also show quotations of total return for other periods. Any such information would be accompanied by standardized total return information. Performance is calculated separately for each class of shares of a Fund. Since each class of shares own expenses and distributions, the performance for each class of shares over the same period will vary.

A Fund’s and each class of shares’ performance will vary from time to time depending upon market conditions, the composition of its investment portfolio and operating expenses. Any performance quotation should not be considered representation of a Fund’s or a class of shares’ performance for any period in the future.

Comparative performance information may be used from time to time in publishing information about the Funds’ shares, including data from Lipper Analytical Services, Inc., CDA Technologies, Inc., Morningstar, Inc. or similar independent services which monitor the performance of mutual funds or with other appropriate indexes of investment securities. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron’s, Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. The performance of the Fund’s classes of shares may be compared in publications to the performance of various market indices or other investments and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

In reports or other communications to shareholders and in advertising material, the performance of the Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of the Fund and its classes of shares may be compared to that of other funds of comparable size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar independent mutual fund ratings services, and the Fund may use evaluations published by nationally recognized independent services and publications. Any given performance comparison should not be considered representative of the Fund’s performance for any future period.

In advertising and sales literature a Fund and its classes of shares may publish various statistics describing its investment portfolio including, but not limited to, the Fund’s average Price to Book or Price to Earning ratios, beta, alpha, R-squared or standard deviation.

General Considerations

The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the Fund, as well as the effects of state, local, foreign, and other tax law and any proposed tax law changes.

SHARES AND VOTING RIGHTS

The DoubleLine Total Return Bond Fund, the DoubleLine Core Fixed Income Fund and the DoubleLine Emerging Markets Fixed Income Fund each offer two classes of shares: Class I shares and Class N shares. The Class I shares are offered at the current net asset value. The Class N shares are also offered at the current net asset value, but will be subject to distribution or service fees imposed under the Distribution Plan. Shares of each class of a Fund represent an equal proportionate share in the assets, liabilities, income and expenses of that Fund and, generally, have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees imposed under the Distribution Plan. All shares issued will be fully paid and nonassessable and will have no preemptive or conversion rights. Each share will be entitled to the number of votes that equals the net asset value of such share determined as of the applicable record date. As a Delaware statutory trust, the Trust is not required to hold an annual shareholder meeting in any year in which the selection of trustees is not required to be acted on under the 1940 Act. Shareholder approval will be sought only for certain changes in the operation of the Funds and for the election of trustees under certain circumstances. Trustees may be removed by a majority of all votes entitled to be cast by shareholders at a meeting. A special meeting of the shareholders will be called to elect or remove trustees if requested by the holders of ten percent of the Trust’s outstanding shares. All shareholders of the Funds will vote together with all other shareholders of the Funds and with all shareholders of all other funds that the Trust may form in the future on all matters affecting the Trust, including the election or removal of trustees. For matters where the interests of separate Funds or classes of a Fund are not identical, the matter will be voted on separately by each affected Fund or class.

For matters affecting only one Fund or class of a Fund, only the shareholders of that Fund or class will be entitled to vote thereon. Voting is not cumulative. Upon request in writing by ten or more shareholders who have been shareholders of record for at least six months and hold at least the lesser of shares having a net asset value of $25,000 or one percent of all outstanding shares, the Trust will provide the requesting shareholders either access to the names and addresses of all shareholders of record or information as to the approximate number of shareholders of record and the approximate cost of mailing any proposed communication to them. If the Trust elects the latter procedure, and the requesting shareholders tender material for mailing together with the reasonable expenses of the mailing, the Trust will either mail the material as requested or submit the material to the Securities and Exchange Commission for a determination that the mailing of the material would be inappropriate.

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, serves as transfer agent for the Trust.

CUSTODIAN

U.S. Bank, National Association (the “Custodian”), 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian for the Trust and is responsible for maintaining custody of the Trust’s cash and investments. Pursuant to the terms of the Custody Agreement between the Trust and the Custodian, the Custodian may delegate certain of its responsibilities, including its responsibility to establish and maintain arrangements with foreign custodians, to a sub-custodian. Subject to its oversight, the Custodian has delegated to Bank of New York Mellon primary responsibility to review, establish, and monitor the Funds’ foreign custody arrangements. Certain brokers may be engaged as futures commission merchants by the Funds from time to time and could be deemed to have custody over a Fund’s assets.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071. The independent registered public accounting firm is responsible for conducting the annual audit of the financial statements of the Fund. The selection of the independent registered public accounting firm is approved annually by the Board of Trustees.

LEGAL COUNSEL

Ropes & Gray LLP, 800 Boylston Street, Boston, MA 02199, serves as legal counsel to the Trust.

FINANCIAL STATEMENTS

As of the date of this Statement of Additional Information, the DoubleLine Multi-Asset Growth Fund has limited operating history and, therefore, does not have any audited financial statements.

APPENDIX A

DESCRIPTION OF S&P AND MOODY’S RATINGS

S&P

AAA – Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA – Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A – Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB – Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Fixed income securities rated AAA, AA, A and BBB are considered investment grade.

BB – Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- Rating.

B – Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC – Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC – The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C – The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI – The rating CI is reserved for income bonds on which no interest is being paid.

D – Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) – The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody’s

Aaa – Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa – Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A – Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa – Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured, interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Fixed income securities which are rated Aaa, Aa, A and Baa are considered investment grade.

Ba – Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B – Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa – Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca – Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C – Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DOUBLELINE FUNDS TRUST

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)		Declaration of Trust

	1.	Certificate of Trust as filed with the State of Delaware on January 11, 2010.[1]

	2.	Second Amended and Restated Declaration of Trust.[2]

(b)		Bylaws of Registrant.[3]

(c)		None

(d)		Investment Advisory and Management Agreement between Registrant and DoubleLine Capital LP, dated March 25, 2010.[4]

	1.	Schedules A and B to Investment Advisory and Management Agreement between Registrant and DoubleLine Capital LP relating to DoubleLine Multi-Asset Growth Fund. [5]

(e)		Distribution Agreement between Registrant and Quasar Distributors, LLC, dated March 25, 2010. [4]

	1.	First Amendment to Distribution Agreement dated August 25, 2010. [5]

(f)		Not Applicable.

(g)		Custody Agreement between Registrant and U.S. Bank National Association, dated March 25, 2010. [4]

	1.	First Amendment to Custody Agreement dated August 25, 2010. [5]

(h)		Other Material Contracts

	1.	Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, dated March 25, 2010.[4]

(A) First Amendment to Transfer Agent Servicing Agreement dated August 25, 2010. [5]

	2.	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, dated March 25, 2010.[4]

(A) First Amendment to Fund Accounting Servicing Agreement dated August 25, 2010. [5]

	3.	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, dated March 25, 2010.[4]

(A) First Amendment to Fund Administration Servicing Agreement dated August 25, 2010. [5]

	4.	Expense Limitation Agreement

		(A)	Expense Limitation Agreement between DoubleLine Capital LP and Registrant, dated March 25, 2010.[4]

		(B)	Expense Limitation Agreement between DoubleLine Capital LP and Registrant relating to DoubleLine Multi-Asset Growth Fund. [5]

	5.	Powers of Attorney. [4]

(i)		Opinion and Consent of Counsel

	1.	Opinion and Consent of Counsel with respect to the legality of the shares being issued. [2]

	2.	Legal Opinion relating to DoubleLine Multi-Asset Growth Fund. [5]

(j)		Consent of Independent Registered Public Accounting Firm [2]

(k)		Not Applicable

(l)		Initial Capital Agreement of DoubleLine Capital LP, dated March 22, 2010.[4]

(m)		Amended and Restated Distribution Plan. [5]

(n)		Registrant’s Amended and Restated Multi-Class Plan. [5]

(o)		RESERVED.

(p)		Code of Ethics of DoubleLine Capital LP and Registrant. – Filed herewith.

[1] Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on January 12, 2010.
[2] Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on April 1, 2010.
[3] Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 5, 2010.
[4] Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 30, 2010.
[5] Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on September 29, 2010.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 30.  Indemnification.

The Amended and Restated Declaration of Trust (the “Declaration of Trust”) of the Trust provides that to the fullest extent permitted by law any person who is a trustee or an officer of the Trust or is or was serving at the request of the Trust as a trustee, director or officer of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (a “Covered Person”) shall be indemnified by the Trust, provided, however, that such indemnification shall not extend to actions by a Covered Person arising from bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office or with respect to any matter as to which such Covered Person shall have been finally adjudicated in a decision on the merits in any action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust.

The Declaration of Trust provides that the Trust shall indemnify each Covered Person against all liabilities and against all expenses reasonably incurred by them in connection with the defense or disposition of any action, suit or other proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid. Such indemnity shall apply to all actions, suits or other proceedings (civil or criminal, before any court or administrative body), actual or threatened while in office or thereafter and shall include without limitation amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person. As to any matter disposed of prior to adjudication in a decision on the merits by a court or any other body, indemnification shall be provided only if (i) approved, by a majority of disinterested Independent Trustees, as in the best interests of the Trust, upon a determination that such Covered Person acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or (ii) there has been obtained an opinion in writing of independent legal counsel to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust. Notwithstanding the foregoing, recovery from the Covered Person of any amount paid to such Covered Person as indemnification shall not be prevented if the Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its shareholders by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

The rights of indemnification shall not be exclusive of or affect any other rights to which any Covered Person may be entitled and shall not affect shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of the 1940 Act or other applicable law. The term Covered Person shall include such person’s heirs, executors and administrators. Any repeal or modification to these rights under the Declaration of Trust shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification or right to advancement of expenses available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in a successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser.

The Registrant’s investment adviser, DoubleLine Capital LP, (“Adviser”) is a Delaware limited partnership. The list required by this Item 31 of officers and trustees of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser and such officers and trustees during the past two years, is incorporated by reference to Form ADV (SEC File No. 801-70942) filed by the Adviser pursuant to the Advisers Act.

Item 32.  Principal Underwriters.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds Trust
Artio Global Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.

Brandywine Blue Funds, Inc.	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund, Inc.
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
DoubleLine Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
Evermore Funds Trust	PineBridge Mutual Funds
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	RBC Funds Trust
Guinness Atkinson Funds	Thompson Plumb Funds, Inc.
Harding Loevner Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Funds Trust	Trust for Professional Managers
Hennessy Funds, Inc.	USA Mutuals Funds
Hennessy Mutual Funds, Inc.	Wall Street Fund
Hennessy SPARX Funds Trust	Wexford Trust
Hotchkis and Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	WY Funds
Jacob Funds, Inc.

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant

James R. Schoenike(1)	President, Board Member	None

Andrew M. Strnad(2)	Secretary	None

Joe D. Redwine(1)	Board Member	None

Robert Kern(1)	Board Member	None

Eric W. Falkeis(1)	Board Member	None

Susan LaFond(1)	Treasurer	None

Teresa Cowan(1)	Assistant Secretary	None

(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c) Not applicable.

Item 33.  Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at:

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

U.S. Bank, National Association

1555 N. River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Item 34.  Management Services.

Not applicable.

Item 35.  Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and State of California on the 2nd day of May, 2011.

DoubleLine Funds Trust

By:	/s/Ronald R. Redell
Ronald R. Redell
President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant’s registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Ronald R. Redell	President	May 2, 2011
Ronald R. Redell

/s/Joseph W. Sullivan III	Chief Financial Officer	May 2, 2011
Joseph W. Sullivan III

Jeffrey E. Gundlach*	Trustee	May 2, 2011
Jeffrey E. Gundlach

Philip A. Barach*	Trustee	May 2, 2011
Philip A. Barach

Joseph J. Ciprari*	Trustee	May 2, 2011
Joseph J. Ciprari

John C. Salter*	Trustee	May 2, 2011
John C. Salter

Robert J. Untracht*	Trustee	May 2, 2011
Robert J. Untracht

Raymond B. Woolson*	Trustee	May 2, 2011
Raymond B. Woolson

*By:	/s/Louis C. Lucido	May 2, 2011
Louis C. Lucido Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit Number	Description

(p)	Code of Ethics of DoubleLine Capital LP and Registrant